UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-06093
Name of Registrant: Vanguard Institutional Index Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: December 31
Date of reporting period: September 30, 2017
Item 1: Schedule of Investments

Vanguard Institutional Index Fund

Schedule of Investments (unaudited)
As of September 30, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)1
Consumer Discretionary (11.8%)
* Amazon.com Inc.	4,244,561	4,080,509
Home Depot Inc.	12,548,506	2,052,434
Comcast Corp. Class A	50,073,025	1,926,810
Walt Disney Co.	16,429,900	1,619,495
McDonald's Corp.	8,621,821	1,350,867
* Priceline Group Inc.	522,157	955,975
Time Warner Inc.	8,283,209	848,615
* Netflix Inc.	4,597,856	833,821
Starbucks Corp.	15,367,852	825,407
* Charter Communications Inc. Class A	2,142,088	778,478
NIKE Inc. Class B	13,992,393	725,506
Lowe's Cos. Inc.	8,990,134	718,671
General Motors Co.	13,964,778	563,898
TJX Cos. Inc.	6,774,717	499,500
Ford Motor Co.	41,643,721	498,475
Marriott International Inc. Class A	3,331,971	367,383
Target Corp.	5,810,839	342,898
Twenty-First Century Fox Inc. Class A	11,203,536	295,549
Carnival Corp.	4,338,215	280,119
Delphi Automotive plc	2,838,557	279,314
Yum! Brands Inc.	3,667,323	269,952
Ross Stores Inc.	4,139,777	267,305
CBS Corp. Class B	3,871,856	224,568
Dollar General Corp.	2,770,602	224,557
Newell Brands Inc.	5,212,195	222,404
VF Corp.	3,474,537	220,876
* Dollar Tree Inc.	2,523,484	219,089
Royal Caribbean Cruises Ltd.	1,829,803	216,905
* O'Reilly Automotive Inc.	938,327	202,087
Expedia Inc.	1,302,530	187,486
Omnicom Group Inc.	2,459,945	182,208
MGM Resorts International	5,518,860	179,860
* AutoZone Inc.	298,833	177,839
* Mohawk Industries Inc.	673,536	166,707
Best Buy Co. Inc.	2,828,528	161,113
Hilton Worldwide Holdings Inc.	2,177,447	151,224
Genuine Parts Co.	1,565,288	149,720
* CarMax Inc.	1,953,564	148,100
DR Horton Inc.	3,631,004	144,986
Whirlpool Corp.	778,004	143,495
* Ulta Beauty Inc.	622,168	140,647
* DISH Network Corp. Class A	2,426,086	131,567
Wynn Resorts Ltd.	851,838	126,856
Coach Inc.	3,012,620	121,348
Twenty-First Century Fox Inc.	4,682,068	120,751
Hasbro Inc.	1,213,509	118,523
* LKQ Corp.	3,290,607	118,429
Wyndham Worldwide Corp.	1,095,744	115,502
Lennar Corp. Class A	2,161,246	114,114

	L Brands Inc.	2,660,470	110,702
	BorgWarner Inc.	2,115,088	108,356
	Darden Restaurants Inc.	1,336,416	105,283
	Viacom Inc. Class B	3,761,542	104,721
	PVH Corp.	825,370	104,046
	Tiffany & Co.	1,088,441	99,897
^	Hanesbrands Inc.	3,885,694	95,744
	Goodyear Tire & Rubber Co.	2,676,464	88,992
^	Harley-Davidson Inc.	1,818,634	87,676
	Scripps Networks Interactive Inc. Class A	1,020,157	87,621
	Interpublic Group of Cos. Inc.	4,176,009	86,819
	Tractor Supply Co.	1,350,597	85,479
*,^ Chipotle Mexican Grill Inc. Class A		267,487	82,341
	Kohl's Corp.	1,797,114	82,038
	PulteGroup Inc.	2,959,124	80,873
	Advance Auto Parts Inc.	784,000	77,773
*	Michael Kors Holdings Ltd.	1,616,249	77,338
	News Corp. Class A	5,381,061	71,353
	Macy's Inc.	3,254,936	71,023
	Gap Inc.	2,345,518	69,263
	Leggett & Platt Inc.	1,413,846	67,483
^	Garmin Ltd.	1,182,907	63,842
	H&R Block Inc.	2,228,752	59,017
	Nordstrom Inc.	1,240,636	58,496
	Mattel Inc.	3,661,808	56,685
	Ralph Lauren Corp. Class A	588,900	51,994
	Foot Locker Inc.	1,402,340	49,390
*,^ TripAdvisor Inc.		1,154,783	46,803
*	Discovery Communications Inc.	2,166,550	43,894
^	Signet Jewelers Ltd.	644,539	42,894
*	Discovery Communications Inc. Class A	1,630,054	34,704
*,^ Under Armour Inc. Class A		1,966,692	32,411
*,^ Under Armour Inc.		1,984,423	29,806
			27,226,699
Consumer Staples (8.2%)
	Procter & Gamble Co.	27,145,366	2,469,685
	Coca-Cola Co.	40,863,157	1,839,251
	Philip Morris International Inc.	16,532,992	1,835,327
	PepsiCo Inc.	15,205,976	1,694,402
	Altria Group Inc.	20,421,909	1,295,157
	Wal-Mart Stores Inc.	15,580,241	1,217,440
	CVS Health Corp.	10,819,730	879,860
	Costco Wholesale Corp.	4,667,934	766,895
	Walgreens Boots Alliance Inc.	9,794,545	756,335
	Colgate-Palmolive Co.	9,379,875	683,324
	Mondelez International Inc. Class A	16,056,782	652,869
	Kraft Heinz Co.	6,352,197	492,613
	Kimberly-Clark Corp.	3,761,519	442,655
	Constellation Brands Inc. Class A	1,830,049	365,003
	General Mills Inc.	6,139,537	317,782
	Sysco Corp.	5,166,055	278,709
	Estee Lauder Cos. Inc. Class A	2,381,226	256,791
	Archer-Daniels-Midland Co.	5,983,590	254,362
*	Monster Beverage Corp.	4,411,472	243,734
	Tyson Foods Inc. Class A	3,076,091	216,711
	Kroger Co.	9,566,475	191,903
	Clorox Co.	1,376,079	181,519

	Dr Pepper Snapple Group Inc.	1,937,331	171,396
	Kellogg Co.	2,649,122	165,226
	Hershey Co.	1,506,555	164,471
	Molson Coors Brewing Co. Class B	1,968,567	160,714
	Conagra Brands Inc.	4,431,287	149,512
	McCormick & Co. Inc.	1,267,757	130,123
	Church & Dwight Co. Inc.	2,657,313	128,747
	JM Smucker Co.	1,210,839	127,053
	Brown-Forman Corp. Class B	2,087,726	113,363
	Campbell Soup Co.	2,067,850	96,817
	Hormel Foods Corp.	2,868,195	92,184
	Coty Inc. Class A	5,028,499	83,121
			18,915,054
Energy (6.1%)
	Exxon Mobil Corp.	45,107,940	3,697,949
	Chevron Corp.	20,172,558	2,370,275
	Schlumberger Ltd.	14,789,266	1,031,699
	ConocoPhillips	12,958,773	648,587
	EOG Resources Inc.	6,148,760	594,831
	Occidental Petroleum Corp.	8,141,065	522,738
	Halliburton Co.	9,245,372	425,564
	Phillips 66	4,574,442	419,065
	Kinder Morgan Inc.	20,452,629	392,281
	Valero Energy Corp.	4,698,934	361,489
	Marathon Petroleum Corp.	5,385,453	302,016
	Anadarko Petroleum Corp.	5,964,282	291,355
	Pioneer Natural Resources Co.	1,810,301	267,092
	Williams Cos. Inc.	8,793,068	263,880
	ONEOK Inc.	4,040,351	223,876
*	Concho Resources Inc.	1,581,473	208,312
	Devon Energy Corp.	5,596,970	205,465
	Apache Corp.	4,055,150	185,726
	Baker Hughes a GE Co.	4,563,224	167,105
	Andeavor	1,538,800	158,727
	Noble Energy Inc.	5,187,084	147,106
	National Oilwell Varco Inc.	4,051,484	144,759
	Hess Corp.	2,882,594	135,165
	Cabot Oil & Gas Corp.	4,930,529	131,892
*	TechnipFMC plc	4,682,046	130,723
	Marathon Oil Corp.	9,042,236	122,613
	EQT Corp.	1,848,728	120,611
	Cimarex Energy Co.	1,013,451	115,199
*	Newfield Exploration Co.	2,129,334	63,177
^	Helmerich & Payne Inc.	1,158,243	60,356
	Range Resources Corp.	2,407,244	47,110
*,^ Chesapeake Energy Corp.		9,680,814	41,627
			13,998,370
Financials (14.5%)
	JPMorgan Chase & Co.	37,461,185	3,577,918
*	Berkshire Hathaway Inc. Class B	19,345,193	3,546,361
	Bank of America Corp.	104,451,955	2,646,813
	Wells Fargo & Co.	47,558,191	2,622,834
	Citigroup Inc.	29,002,950	2,109,675
	Goldman Sachs Group Inc.	3,829,458	908,309
	US Bancorp	16,913,993	906,421
	Morgan Stanley	15,061,144	725,495

Chubb Ltd.	4,956,173	706,502
American Express Co.	7,808,520	706,359
PNC Financial Services Group Inc.	5,103,804	687,840
American International Group Inc.	9,619,571	590,545
BlackRock Inc.	1,319,866	590,099
MetLife Inc.	11,317,582	587,948
Bank of New York Mellon Corp.	11,002,430	583,349
Charles Schwab Corp.	12,683,066	554,757
CME Group Inc.	3,616,991	490,753
Prudential Financial Inc.	4,546,363	483,369
Marsh & McLennan Cos. Inc.	5,456,887	457,342
Capital One Financial Corp.	5,150,602	436,050
Intercontinental Exchange Inc.	6,265,392	430,432
S&P Global Inc.	2,736,102	427,680
BB&T Corp.	8,603,030	403,826
Aon plc	2,707,747	395,602
State Street Corp.	3,981,422	380,385
Travelers Cos. Inc.	2,937,056	359,848
Allstate Corp.	3,844,522	353,350
Aflac Inc.	4,204,899	342,237
SunTrust Banks Inc.	5,105,610	305,162
Progressive Corp.	6,190,234	299,731
M&T Bank Corp.	1,615,986	260,238
Discover Financial Services	3,960,470	255,371
Synchrony Financial	7,951,873	246,906
Moody's Corp.	1,767,342	246,032
Ameriprise Financial Inc.	1,594,717	236,831
T. Rowe Price Group Inc.	2,556,300	231,729
Willis Towers Watson plc	1,428,198	220,271
Fifth Third Bancorp	7,835,056	219,225
KeyCorp	11,565,943	217,671
Hartford Financial Services Group Inc.	3,874,206	214,747
Northern Trust Corp.	2,284,053	209,973
* Berkshire Hathaway Inc. Class A	759	208,528
Citizens Financial Group Inc.	5,337,574	202,134
Regions Financial Corp.	12,740,517	194,038
Principal Financial Group Inc.	2,864,947	184,331
Lincoln National Corp.	2,361,597	173,530
Huntington Bancshares Inc.	11,620,603	162,224
Franklin Resources Inc.	3,507,888	156,136
Invesco Ltd.	4,339,092	152,042
Comerica Inc.	1,875,319	143,012
Loews Corp.	2,943,564	140,879
CBOE Holdings Inc.	1,202,399	129,414
* E*TRADE Financial Corp.	2,928,271	127,702
Unum Group	2,405,950	123,016
Cincinnati Financial Corp.	1,590,803	121,808
Arthur J Gallagher & Co.	1,920,745	118,222
Raymond James Financial Inc.	1,364,999	115,110
Affiliated Managers Group Inc.	596,519	113,237
XL Group Ltd.	2,749,873	108,483
Zions Bancorporation	2,155,277	101,686
Everest Re Group Ltd.	436,754	99,750
Nasdaq Inc.	1,244,822	96,561
Torchmark Corp.	1,150,139	92,115
Leucadia National Corp.	3,375,570	85,233
People's United Financial Inc.	3,666,361	66,508

* Brighthouse Financial Inc.	1,021,406	62,101
Assurant Inc.	574,416	54,868
Navient Corp.	2,922,104	43,890
		33,552,544
Health Care (14.4%)
Johnson & Johnson	28,572,588	3,714,722
Pfizer Inc.	63,528,363	2,267,963
UnitedHealth Group Inc.	10,292,124	2,015,712
Merck & Co. Inc.	29,115,519	1,864,267
AbbVie Inc.	16,968,335	1,507,806
Amgen Inc.	7,767,019	1,448,161
* Celgene Corp.	8,327,432	1,214,306
Gilead Sciences Inc.	13,900,350	1,126,206
Medtronic plc	14,418,250	1,121,307
Bristol-Myers Squibb Co.	17,455,325	1,112,602
Abbott Laboratories	18,492,749	986,773
Eli Lilly & Co.	10,317,976	882,600
Thermo Fisher Scientific Inc.	4,259,414	805,881
Allergan plc	3,557,985	729,209
* Biogen Inc.	2,251,530	704,999
Aetna Inc.	3,529,781	561,270
Danaher Corp.	6,509,387	558,375
Anthem Inc.	2,795,849	530,876
Cigna Corp.	2,681,499	501,279
Stryker Corp.	3,423,192	486,162
Becton Dickinson and Co.	2,422,847	474,757
* Boston Scientific Corp.	14,608,390	426,127
* Intuitive Surgical Inc.	396,937	415,148
* Vertex Pharmaceuticals Inc.	2,684,410	408,138
* Express Scripts Holding Co.	6,148,635	389,332
Humana Inc.	1,538,596	374,848
* Regeneron Pharmaceuticals Inc.	817,851	365,678
McKesson Corp.	2,237,013	343,628
Baxter International Inc.	5,333,030	334,648
Zoetis Inc.	5,226,537	333,244
* Alexion Pharmaceuticals Inc.	2,374,337	333,096
* Illumina Inc.	1,554,079	309,573
Zimmer Biomet Holdings Inc.	2,150,651	251,820
CR Bard Inc.	772,959	247,733
* Edwards Lifesciences Corp.	2,245,934	245,503
* HCA Healthcare Inc.	3,073,812	244,645
* Cerner Corp.	3,350,372	238,949
Cardinal Health Inc.	3,365,635	225,228
Agilent Technologies Inc.	3,417,439	219,400
* Incyte Corp.	1,815,517	211,943
* Mylan NV	5,717,300	179,352
* Centene Corp.	1,837,396	177,805
* Mettler-Toledo International Inc.	273,638	171,341
* Laboratory Corp. of America Holdings	1,085,271	163,843
* Quintiles IMS Holdings Inc.	1,615,896	153,623
* Waters Corp.	850,975	152,767
Dentsply Sirona Inc.	2,446,776	146,342
* IDEXX Laboratories Inc.	930,428	144,672
* Align Technology Inc.	768,951	143,233
AmerisourceBergen Corp. Class A	1,728,542	143,037
* Henry Schein Inc.	1,691,332	138,672
Quest Diagnostics Inc.	1,454,118	136,164

Cooper Cos. Inc.	519,782	123,246
Perrigo Co. plc	1,413,919	119,688
ResMed Inc.	1,512,868	116,430
* Hologic Inc.	2,987,087	109,596
Universal Health Services Inc. Class B	942,107	104,517
* Varian Medical Systems Inc.	977,747	97,833
* DaVita Inc.	1,630,590	96,841
PerkinElmer Inc.	1,175,977	81,107
* Envision Healthcare Corp.	1,288,168	57,903
Patterson Cos. Inc.	871,747	33,693
		33,325,619
Industrials (10.2%)
General Electric Co.	92,164,865	2,228,546
Boeing Co.	5,914,323	1,503,480
3M Co.	6,352,212	1,333,329
Honeywell International Inc.	8,114,325	1,150,124
Union Pacific Corp.	8,519,068	987,956
United Technologies Corp.	7,906,639	917,803
United Parcel Service Inc. Class B	7,335,060	880,867
Lockheed Martin Corp.	2,668,238	827,928
Caterpillar Inc.	6,289,744	784,394
General Dynamics Corp.	2,965,574	609,663
FedEx Corp.	2,627,944	592,812
Raytheon Co.	3,090,559	576,636
Northrop Grumman Corp.	1,854,316	533,524
CSX Corp.	9,724,682	527,661
Illinois Tool Works Inc.	3,297,979	487,969
Emerson Electric Co.	6,814,057	428,195
Deere & Co.	3,405,403	427,685
Norfolk Southern Corp.	3,068,012	405,714
Johnson Controls International plc	9,930,927	400,117
Eaton Corp. plc	4,736,662	363,728
Delta Air Lines Inc.	7,086,702	341,721
Waste Management Inc.	4,306,957	337,106
Southwest Airlines Co.	5,858,481	327,958
Cummins Inc.	1,676,069	281,630
PACCAR Inc.	3,737,771	270,390
Roper Technologies Inc.	1,087,303	264,650
Parker-Hannifin Corp.	1,417,731	248,131
Stanley Black & Decker Inc.	1,630,893	246,216
Rockwell Automation Inc.	1,365,187	243,290
Ingersoll-Rand plc	2,697,983	240,579
Fortive Corp.	3,243,743	229,625
Rockwell Collins Inc.	1,727,942	225,859
American Airlines Group Inc.	4,609,518	218,906
* IHS Markit Ltd.	3,872,857	170,716
* United Continental Holdings Inc.	2,756,747	167,831
AMETEK Inc.	2,460,527	162,493
Republic Services Inc. Class A	2,441,256	161,269
L3 Technologies Inc.	833,892	157,130
Textron Inc.	2,822,072	152,053
Dover Corp.	1,658,343	151,556
Nielsen Holdings plc	3,578,499	148,329
Fastenal Co.	3,070,041	139,932
* Verisk Analytics Inc. Class A	1,656,937	137,841
Equifax Inc.	1,281,416	135,817
Masco Corp.	3,396,408	132,494

TransDigm Group Inc.	514,669	131,575
Cintas Corp.	910,399	131,352
* United Rentals Inc.	899,804	124,839
Kansas City Southern	1,123,787	122,133
Xylem Inc.	1,912,225	119,763
Pentair plc	1,760,535	119,646
Expeditors International of Washington Inc.	1,926,888	115,343
CH Robinson Worldwide Inc.	1,492,542	113,582
Fortune Brands Home & Security Inc.	1,641,049	110,328
Arconic Inc.	4,137,536	102,942
JB Hunt Transport Services Inc.	907,577	100,814
^ WW Grainger Inc.	559,611	100,590
Alaska Air Group Inc.	1,314,594	100,264
AO Smith Corp.	1,560,969	92,768
Snap-on Inc.	613,864	91,472
Allegion plc	1,012,614	87,561
Acuity Brands Inc.	448,717	76,856
Jacobs Engineering Group Inc.	1,280,095	74,591
Robert Half International Inc.	1,345,144	67,715
* Stericycle Inc.	906,279	64,908
Fluor Corp.	1,485,592	62,543
* Quanta Services Inc.	1,611,844	60,235
Flowserve Corp.	1,392,386	59,302
		23,492,775
Information Technology (23.1%)
Apple Inc.	54,988,517	8,474,830
Microsoft Corp.	81,996,501	6,107,919
* Facebook Inc. Class A	25,233,647	4,311,673
* Alphabet Inc. Class A	3,172,808	3,089,427
* Alphabet Inc. Class C	3,213,428	3,082,031
Visa Inc. Class A	19,473,623	2,049,404
Intel Corp.	50,020,417	1,904,777
Cisco Systems Inc.	53,224,700	1,789,947
Oracle Corp.	32,144,419	1,554,183
Mastercard Inc. Class A	9,939,389	1,403,442
International Business Machines Corp.	9,225,495	1,338,435
NVIDIA Corp.	6,386,381	1,141,693
Broadcom Ltd.	4,327,722	1,049,646
Texas Instruments Inc.	10,537,551	944,586
Accenture plc Class A	6,577,508	888,424
QUALCOMM Inc.	15,733,716	815,636
* Adobe Systems Inc.	5,254,305	783,837
* PayPal Holdings Inc.	12,029,263	770,234
* salesforce.com Inc.	7,266,339	678,821
Applied Materials Inc.	11,355,592	591,513
Activision Blizzard Inc.	8,041,306	518,745
Automatic Data Processing Inc.	4,732,430	517,349
* Micron Technology Inc.	11,860,741	466,483
Cognizant Technology Solutions Corp. Class A	6,288,280	456,152
* eBay Inc.	10,597,268	407,571
* Electronic Arts Inc.	3,288,355	388,223
Intuit Inc.	2,592,876	368,551
HP Inc.	17,790,099	355,090
Analog Devices Inc.	3,911,538	337,057
Fidelity National Information Services Inc.	3,536,386	330,263
Lam Research Corp.	1,728,181	319,783
TE Connectivity Ltd.	3,759,342	312,251

*	Fiserv Inc.	2,238,880	288,726
	Corning Inc.	9,607,854	287,467
	Amphenol Corp. Class A	3,252,961	275,331
	Western Digital Corp.	3,136,656	271,007
*	Autodesk Inc.	2,331,466	261,730
	DXC Technology Co.	3,027,675	260,017
	Hewlett Packard Enterprise Co.	17,472,342	257,018
	Microchip Technology Inc.	2,475,083	222,213
	Symantec Corp.	6,535,597	214,433
*	Red Hat Inc.	1,891,806	209,726
	Paychex Inc.	3,408,330	204,363
	Skyworks Solutions Inc.	1,958,759	199,598
	Xilinx Inc.	2,650,371	187,726
	KLA-Tencor Corp.	1,672,046	177,237
	Harris Corp.	1,276,753	168,123
	Global Payments Inc.	1,626,264	154,544
	Motorola Solutions Inc.	1,733,965	147,162
*	Synopsys Inc.	1,596,594	128,574
	NetApp Inc.	2,875,806	125,845
*	Gartner Inc.	963,832	119,910
*	Citrix Systems Inc.	1,534,378	117,871
	Total System Services Inc.	1,787,457	117,078
	Alliance Data Systems Corp.	514,595	114,008
	Juniper Networks Inc.	4,054,339	112,832
	CA Inc.	3,368,415	112,438
*	ANSYS Inc.	903,544	110,892
*,^ Advanced Micro Devices Inc.		8,579,485	109,388
^	Seagate Technology plc	3,068,450	101,780
*	Cadence Design Systems Inc.	2,472,973	97,608
*,^ VeriSign Inc.		916,095	97,463
*	Qorvo Inc.	1,356,857	95,903
^	Western Union Co.	4,946,545	94,974
*	Akamai Technologies Inc.	1,827,465	89,034
*	F5 Networks Inc.	677,463	81,675
	Xerox Corp.	2,277,999	75,835
	FLIR Systems Inc.	1,456,545	56,674
	CSRA Inc.	1,742,824	56,241
			53,350,420
Materials (3.0%)
*	DowDuPont Inc.	24,836,804	1,719,452
	Monsanto Co.	4,677,919	560,508
	Praxair Inc.	3,046,378	425,701
	Ecolab Inc.	2,773,215	356,663
	Air Products & Chemicals Inc.	2,321,685	351,085
	LyondellBasell Industries NV Class A	3,452,972	342,017
	Sherwin-Williams Co.	874,467	313,094
	PPG Industries Inc.	2,731,743	296,831
	International Paper Co.	4,391,666	249,534
	Newmont Mining Corp.	5,670,675	212,707
*	Freeport-McMoRan Inc.	14,344,701	201,400
	Nucor Corp.	3,400,563	190,568
	Vulcan Materials Co.	1,407,957	168,392
	Albemarle Corp.	1,177,670	160,528
	Ball Corp.	3,750,413	154,892
	WestRock Co.	2,707,934	153,621
	Eastman Chemical Co.	1,544,515	139,763
	Martin Marietta Materials Inc.	669,940	138,162

FMC Corp.	1,428,394	127,570
International Flavors & Fragrances Inc.	839,085	119,914
Packaging Corp. of America	1,004,906	115,243
Avery Dennison Corp.	941,577	92,595
CF Industries Holdings Inc.	2,476,679	87,080
Sealed Air Corp.	2,025,878	86,545
Mosaic Co.	3,737,333	80,689
		6,844,554
Real Estate (3.0%)
American Tower Corporation	4,567,348	624,265
Simon Property Group Inc.	3,309,658	532,888
Crown Castle International Corp.	4,325,354	432,449
Equinix Inc.	829,956	370,409
Prologis Inc.	5,662,006	359,311
Public Storage	1,593,999	341,100
Welltower Inc.	3,925,832	275,907
Weyerhaeuser Co.	8,009,195	272,553
AvalonBay Communities Inc.	1,468,745	262,053
Equity Residential	3,906,972	257,587
Digital Realty Trust Inc.	2,176,377	257,531
Ventas Inc.	3,788,128	246,721
Boston Properties Inc.	1,641,034	201,650
* SBA Communications Corp. Class A	1,283,060	184,825
Essex Property Trust Inc.	703,518	178,715
Realty Income Corp.	2,921,982	167,108
Host Hotels & Resorts Inc.	7,881,164	145,723
Vornado Realty Trust	1,834,658	141,048
HCP Inc.	4,997,559	139,082
GGP Inc.	6,676,149	138,664
Mid-America Apartment Communities Inc.	1,209,648	129,287
* CBRE Group Inc. Class A	3,202,687	121,318
Alexandria Real Estate Equities Inc.	998,151	118,750
Iron Mountain Inc.	2,818,665	109,646
Duke Realty Corp.	3,793,259	109,322
UDR Inc.	2,854,849	108,570
Extra Space Storage Inc.	1,343,193	107,348
SL Green Realty Corp.	1,055,019	106,895
Regency Centers Corp.	1,577,500	97,868
Federal Realty Investment Trust	770,843	95,746
Kimco Realty Corp.	4,543,239	88,820
Apartment Investment & Management Co.	1,676,950	73,551
Macerich Co.	1,160,772	63,808
		6,860,518
Telecommunication Services (2.1%)
AT&T Inc.	65,361,788	2,560,221
Verizon Communications Inc.	43,425,134	2,149,110
* Level 3 Communications Inc.	3,132,019	166,905
^ CenturyLink Inc.	5,850,424	110,573
		4,986,809
Utilities (3.1%)
NextEra Energy Inc.	4,982,552	730,193
Duke Energy Corp.	7,448,357	625,066
Dominion Energy Inc.	6,842,089	526,362
Southern Co.	10,642,087	522,952
Exelon Corp.	10,221,735	385,053
PG&E Corp.	5,459,411	371,731

American Electric Power Co. Inc.	5,237,067	367,852
Sempra Energy	2,674,285	305,216
PPL Corp.	7,271,555	275,956
Edison International	3,465,699	267,448
Consolidated Edison Inc.	3,295,581	265,887
Xcel Energy Inc.	5,400,853	255,568
Public Service Enterprise Group Inc.	5,380,695	248,857
WEC Energy Group Inc.	3,356,011	210,690
DTE Energy Co.	1,907,598	204,800
Eversource Energy	3,369,796	203,670
American Water Works Co. Inc.	1,899,586	153,696
Ameren Corp.	2,579,178	149,180
Entergy Corp.	1,913,259	146,096
FirstEnergy Corp.	4,732,593	145,906
CMS Energy Corp.	3,006,520	139,262
CenterPoint Energy Inc.	4,580,855	133,807
Alliant Energy Corp.	2,463,398	102,403
Pinnacle West Capital Corp.	1,190,488	100,668
NiSource Inc.	3,474,098	88,902
NRG Energy Inc.	3,205,009	82,016
AES Corp.	7,041,067	77,593
SCANA Corp.	1,520,758	73,742
		7,160,572
Total Common Stocks (Cost $134,665,314)		229,713,934

		Coupon
Temporary Cash Investments (0.3%)1
Money Market Fund (0.2%)
2,3 Vanguard Market Liquidity Fund		1.223%		5,098,779	509,980

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4	United States Cash Management Bill	1.029%	1/2/18	30,000	29,921
	United States Treasury Bill	0.909%	10/5/17	20,000	19,999
4	United States Treasury Bill	1.044%-1.056%	11/24/17	15,500	15,477
					65,397
Total Temporary Cash Investments (Cost $575,357)					575,377
Total Investments (99.8%) (Cost $135,240,671)					230,289,311
Other Asset and Liabilities-Net (0.2%)3					473,761
Net Assets (100%)					230,763,072

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $181,353,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $187,975,000 of collateral received for securities on loan.
4 Securities with a value of $27,285,000 have been segregated as initial margin for open futures contracts.

Institutional Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2017	7,689	967,315	14,143

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of September 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	229,713,934	—	—
Temporary Cash Investments	509,980	65,397	—
Futures Contracts—Assets[1]	2,494	—	—
Total	230,226,408	65,397	—
1 Represents variation margin on the last day of the reporting period.

Institutional Index Fund

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At September 30, 2017, the cost of investment securities for tax purposes was $135,240,671,000. Net unrealized appreciation of investment securities for tax purposes was $95,048,640,000, consisting of unrealized gains of $99,050,853,000 on securities that had risen in value since their purchase and $4,002,213,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Institutional Total Stock Market Index Fund

Schedule of Investments (unaudited)
As of September 30, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)1
Basic Materials (2.7%)
*	DowDuPont Inc.	3,744,790	259,252
	Praxair Inc.	460,037	64,286
	Ecolab Inc.	417,201	53,656
	Air Products & Chemicals Inc.	349,570	52,862
	LyondellBasell Industries NV Class A	509,586	50,474
	PPG Industries Inc.	413,409	44,921
	International Paper Co.	667,135	37,907
	Newmont Mining Corp.	853,592	32,018
*	Freeport-McMoRan Inc.	2,093,534	29,393
	Nucor Corp.	512,691	28,731
	Albemarle Corp.	177,072	24,137
	Celanese Corp. Class A	221,546	23,101
	FMC Corp.	214,328	19,142
	Eastman Chemical Co.	209,944	18,998
	International Flavors & Fragrances Inc.	126,184	18,033
	Arconic Inc.	704,999	17,540
	Chemours Co.	294,708	14,915
	Avery Dennison Corp.	141,598	13,925
*	Alcoa Corp.	294,530	13,731
	CF Industries Holdings Inc.	372,702	13,104
	Steel Dynamics Inc.	366,978	12,650
	Mosaic Co.	561,554	12,124
	RPM International Inc.	213,539	10,963
*	Axalta Coating Systems Ltd.	348,237	10,071
	Olin Corp.	265,510	9,094
	Royal Gold Inc.	104,673	9,006
	Huntsman Corp.	325,910	8,936
	Reliance Steel & Aluminum Co.	111,854	8,520
	WR Grace & Co.	109,367	7,891
	United States Steel Corp.	279,056	7,161
	Versum Materials Inc.	173,764	6,746
	Scotts Miracle-Gro Co.	67,362	6,557
	Ashland Global Holdings Inc.	99,090	6,480
	NewMarket Corp.	15,155	6,452
	Sensient Technologies Corp.	70,794	5,445
	PolyOne Corp.	130,766	5,235
	Westlake Chemical Corp.	61,876	5,141
	Cabot Corp.	88,393	4,932
	HB Fuller Co.	80,751	4,688
*	Univar Inc.	157,283	4,550
	Domtar Corp.	100,402	4,356
*	Ingevity Corp.	67,542	4,219
*	Allegheny Technologies Inc.	174,109	4,161
	Balchem Corp.	50,985	4,145
*	CONSOL Energy Inc.	243,778	4,130
*,^ Peabody Energy Corp.		140,236	4,068
^	US Silica Holdings Inc.	129,816	4,033
	Minerals Technologies Inc.	56,260	3,975
*	Platform Specialty Products Corp.	332,630	3,709

	Carpenter Technology Corp.	75,022	3,603
	Commercial Metals Co.	185,363	3,527
*	GCP Applied Technologies Inc.	112,243	3,446
	Compass Minerals International Inc.	52,493	3,407
*	Cleveland-Cliffs Inc.	474,289	3,391
	Worthington Industries Inc.	71,480	3,288
	Hecla Mining Co.	635,806	3,192
	Quaker Chemical Corp.	20,315	3,006
*	Cambrex Corp.	52,351	2,879
	KapStone Paper and Packaging Corp.	133,263	2,864
	Kaiser Aluminum Corp.	27,440	2,830
*	Ferro Corp.	123,088	2,745
*	Coeur Mining Inc.	295,977	2,720
*	AK Steel Holding Corp.	482,669	2,698
	Neenah Paper Inc.	31,165	2,666
	Stepan Co.	29,058	2,431
^	Arch Coal Inc. Class A	31,637	2,270
	Innospec Inc.	36,732	2,265
*	Kraton Corp.	53,502	2,164
	Tronox Ltd. Class A	98,494	2,078
*	AdvanSix Inc.	47,486	1,888
	Calgon Carbon Corp.	86,761	1,857
	Innophos Holdings Inc.	34,094	1,677
*	Clearwater Paper Corp.	29,346	1,445
	Chase Corp.	12,897	1,437
*	Koppers Holdings Inc.	30,343	1,400
	A Schulman Inc.	40,279	1,376
	PH Glatfelter Co.	69,738	1,356
	Deltic Timber Corp.	15,223	1,346
*	Century Aluminum Co.	77,734	1,289
*,^ Fairmount Santrol Holdings Inc.		248,236	1,187
	American Vanguard Corp.	46,909	1,074
*	SunCoke Energy Inc.	107,817	985
	KMG Chemicals Inc.	17,785	976
	Kronos Worldwide Inc.	39,830	909
*	CSW Industrials Inc.	19,836	880
	Rayonier Advanced Materials Inc.	63,580	871
	Haynes International Inc.	22,316	801
*	OMNOVA Solutions Inc.	73,095	800
	Tredegar Corp.	44,001	792
	Hawkins Inc.	18,122	739
*	Intrepid Potash Inc.	132,867	579
	Aceto Corp.	51,223	575
*	Veritiv Corp.	16,978	552
	Warrior Met Coal Inc.	22,914	540
*	Resolute Forest Products Inc.	104,153	526
	FutureFuel Corp.	32,588	513
*	Cloud Peak Energy Inc.	127,884	468
*	Codexis Inc.	67,816	451
	Olympic Steel Inc.	16,393	361
	Ampco-Pittsburgh Corp.	20,590	358
	Hallador Energy Co.	59,094	338
*	PQ Group Holdings Inc.	18,613	321
	Gold Resource Corp.	80,637	302
*,^ Uranium Energy Corp.		208,018	287
*	AgroFresh Solutions Inc.	39,917	281
*	Nexeo Solutions Inc.	38,412	280

*	Verso Corp.	47,477	242
*	Ryerson Holding Corp.	20,819	226
*	Universal Stainless & Alloy Products Inc.	10,736	224
*	LSB Industries Inc.	26,149	208
	Friedman Industries Inc.	30,651	189
*	ChromaDex Corp.	34,347	148
*	Handy & Harman Ltd.	4,280	139
*	Northern Technologies International Corp.	7,320	121
*,^ Golden Minerals Co.		243,316	117
*	General Moly Inc.	296,729	111
*	Synalloy Corp.	8,721	109
*,^ Pershing Gold Corp.		35,760	105
*	NL Industries Inc.	11,171	102
*,^ Westwater Resources Inc.		59,443	86
*	Westmoreland Coal Co.	26,176	67
*	Real Industry Inc.	22,749	41
*	Senomyx Inc.	66,934	41
*	Solitario Exploration & Royalty Corp.	56,237	39
*	Ikonics Corp.	3,253	27
	United-Guardian Inc.	950	18
*	Ur-Energy Inc.	15,872	9
*,^ Ramaco Resources Inc.		1,279	8
*	TOR Minerals International Inc.	682	5
*	Comstock Mining Inc.	21,959	3
	US Gold Corp.	915	2
*	Paramount Gold Nevada Corp.	700	1
			1,111,239
Consumer Goods (9.0%)
	Procter & Gamble Co.	4,070,517	370,336
	Coca-Cola Co.	6,130,660	275,941
	Philip Morris International Inc.	2,482,474	275,579
	PepsiCo Inc.	2,278,551	253,899
	Altria Group Inc.	3,066,646	194,487
	NIKE Inc. Class B	2,101,454	108,960
	Colgate-Palmolive Co.	1,414,211	103,025
	Mondelez International Inc. Class A	2,294,053	93,276
	Monsanto Co.	694,858	83,258
	General Motors Co.	1,983,841	80,107
	Kraft Heinz Co.	971,127	75,311
	Ford Motor Co.	6,244,506	74,747
	Activision Blizzard Inc.	1,153,262	74,397
*	Tesla Inc.	214,228	73,073
	Kimberly-Clark Corp.	567,221	66,751
*	Electronic Arts Inc.	496,485	58,615
	Constellation Brands Inc. Class A	262,709	52,397
	General Mills Inc.	917,994	47,515
	Delphi Automotive plc	429,810	42,293
	Estee Lauder Cos. Inc. Class A	357,520	38,555
	Archer-Daniels-Midland Co.	902,061	38,347
*	Monster Beverage Corp.	689,228	38,080
	Stanley Black & Decker Inc.	246,795	37,259
	Newell Brands Inc.	786,245	33,549
	Tyson Foods Inc. Class A	465,510	32,795
	VF Corp.	505,869	32,158
	Kellogg Co.	441,541	27,539
	Clorox Co.	205,779	27,144
	Dr Pepper Snapple Group Inc.	293,925	26,004

*	Mohawk Industries Inc.	100,988	24,996
	Hershey Co.	218,349	23,837
	Molson Coors Brewing Co. Class B	285,750	23,329
	DR Horton Inc.	570,476	22,779
	Conagra Brands Inc.	671,258	22,648
	Whirlpool Corp.	117,112	21,600
	Genuine Parts Co.	223,730	21,400
	McCormick & Co. Inc.	192,396	19,747
	Church & Dwight Co. Inc.	402,964	19,524
	Lear Corp.	110,112	19,058
	Coach Inc.	456,336	18,381
	JM Smucker Co.	174,866	18,349
*	Take-Two Interactive Software Inc.	172,550	17,640
	Hasbro Inc.	179,749	17,556
	BorgWarner Inc.	339,508	17,393
*	LKQ Corp.	468,425	16,859
	Lennar Corp. Class A	317,276	16,752
*	NVR Inc.	5,694	16,256
	Brown-Forman Corp. Class B	291,828	15,846
	PVH Corp.	124,277	15,666
	Bunge Ltd.	224,315	15,581
	Campbell Soup Co.	316,450	14,816
^	Hanesbrands Inc.	584,240	14,396
	Snap-on Inc.	92,699	13,813
	Ingredion Inc.	114,460	13,808
	Hormel Foods Corp.	423,071	13,597
	Goodyear Tire & Rubber Co.	407,076	13,535
	Harley-Davidson Inc.	274,478	13,233
	Leucadia National Corp.	518,079	13,081
*	WABCO Holdings Inc.	86,568	12,812
	PulteGroup Inc.	440,116	12,028
	Coty Inc. Class A	717,554	11,861
*	Middleby Corp.	92,058	11,799
*	Michael Kors Holdings Ltd.	232,007	11,102
	Lamb Weston Holdings Inc.	233,563	10,952
	Pinnacle Foods Inc.	189,816	10,852
	Toll Brothers Inc.	247,200	10,251
	Leggett & Platt Inc.	211,566	10,098
	Thor Industries Inc.	79,813	10,049
	Polaris Industries Inc.	95,634	10,006
*	Lululemon Athletica Inc.	152,806	9,512
	Gentex Corp.	459,678	9,102
*	Post Holdings Inc.	100,571	8,877
	Mattel Inc.	547,406	8,474
	Brunswick Corp.	143,019	8,005
	Ralph Lauren Corp. Class A	88,694	7,831
	Carter's Inc.	78,517	7,754
	Valvoline Inc.	326,609	7,659
*	US Foods Holding Corp.	286,152	7,640
*,^ Herbalife Ltd.		104,339	7,077
	Pool Corp.	62,782	6,791
*	Edgewell Personal Care Co.	91,776	6,679
*	Hain Celestial Group Inc.	159,692	6,571
	Dana Inc.	231,271	6,466
*	Visteon Corp.	51,135	6,329
*	TreeHouse Foods Inc.	91,017	6,165
	Flowers Foods Inc.	296,288	5,573

*	Skechers U.S.A. Inc. Class A	213,766	5,363
	Tenneco Inc.	86,983	5,277
*	Wayfair Inc.	78,006	5,258
*	Welbilt Inc.	222,953	5,139
	Nu Skin Enterprises Inc. Class A	81,572	5,015
*,^ Under Armour Inc. Class A		295,144	4,864
	Sanderson Farms Inc.	29,915	4,832
*	Tempur Sealy International Inc.	73,902	4,768
*	Zynga Inc. Class A	1,239,117	4,684
	Snyder's-Lance Inc.	121,660	4,640
*	Darling Ingredients Inc.	264,160	4,628
*	Blue Buffalo Pet Products Inc.	162,180	4,598
	CalAtlantic Group Inc.	125,390	4,593
	Energizer Holdings Inc.	98,970	4,558
*,^ Under Armour Inc.		300,486	4,513
	LCI Industries	37,841	4,384
	Tupperware Brands Corp.	70,543	4,361
	Wolverine World Wide Inc.	148,181	4,275
*	Helen of Troy Ltd.	43,544	4,219
	Spectrum Brands Holdings Inc.	37,661	3,989
*	Dorman Products Inc.	52,287	3,745
*	Steven Madden Ltd.	86,135	3,730
	Lancaster Colony Corp.	30,728	3,691
*	Deckers Outdoor Corp.	51,166	3,500
	KB Home	143,568	3,463
	Herman Miller Inc.	96,013	3,447
^	B&G Foods Inc.	106,501	3,392
	Vector Group Ltd.	163,334	3,343
*	TRI Pointe Group Inc.	242,068	3,343
*	Cooper-Standard Holdings Inc.	28,685	3,327
*	iRobot Corp.	41,856	3,225
	Cooper Tire & Rubber Co.	85,101	3,183
	J&J Snack Foods Corp.	24,117	3,167
	HNI Corp.	71,131	2,950
*	Meritage Homes Corp.	62,536	2,777
	Nutrisystem Inc.	49,387	2,761
	Columbia Sportswear Co.	43,681	2,690
*	Taylor Morrison Home Corp. Class A	118,379	2,610
	WD-40 Co.	21,463	2,402
	Fresh Del Monte Produce Inc.	52,829	2,402
	Interface Inc. Class A	109,373	2,395
*,^ Pilgrim's Pride Corp.		83,570	2,374
	MDC Holdings Inc.	71,120	2,362
*	Central Garden & Pet Co. Class A	62,520	2,325
	Universal Corp.	40,106	2,298
*	Fox Factory Holding Corp.	52,763	2,274
	Callaway Golf Co.	155,476	2,243
^	National Beverage Corp.	17,924	2,223
*	Cavco Industries Inc.	14,933	2,203
*	Boston Beer Co. Inc. Class A	14,101	2,203
*	Vista Outdoor Inc.	95,650	2,194
*	ACCO Brands Corp.	183,463	2,183
	La-Z-Boy Inc.	80,540	2,167
*	Gentherm Inc.	57,881	2,150
*	American Axle & Manufacturing Holdings Inc.	120,338	2,116
	Winnebago Industries Inc.	46,505	2,081
	Schweitzer-Mauduit International Inc.	50,099	2,077

	Seaboard Corp.	441	1,987
*	Select Comfort Corp.	63,722	1,979
	Steelcase Inc. Class A	128,318	1,976
*	Cal-Maine Foods Inc.	45,671	1,877
*	Fitbit Inc. Class A	268,444	1,868
*	Hostess Brands Inc. Class A	134,998	1,844
*	G-III Apparel Group Ltd.	62,526	1,814
	Briggs & Stratton Corp.	75,326	1,770
	Coca-Cola Bottling Co. Consolidated	8,130	1,754
	Standard Motor Products Inc.	35,109	1,694
	Calavo Growers Inc.	22,592	1,654
	Knoll Inc.	82,527	1,651
*	Avon Products Inc.	686,678	1,600
*,^ GoPro Inc. Class A		143,153	1,576
	Dean Foods Co.	143,619	1,563
*	Modine Manufacturing Co.	79,929	1,539
	Andersons Inc.	43,787	1,500
	Camping World Holdings Inc. Class A	34,870	1,421
	Oxford Industries Inc.	21,579	1,371
	Ethan Allen Interiors Inc.	42,167	1,366
	Inter Parfums Inc.	32,778	1,352
*	Universal Electronics Inc.	20,130	1,276
*	LGI Homes Inc.	25,425	1,235
^	Tootsie Roll Industries Inc.	31,531	1,198
*	USANA Health Sciences Inc.	20,714	1,195
	Medifast Inc.	19,561	1,161
*	Crocs Inc.	117,819	1,143
	MGP Ingredients Inc.	18,340	1,112
*	William Lyon Homes Class A	47,565	1,093
	John B Sanfilippo & Son Inc.	15,878	1,069
*	Unifi Inc.	29,894	1,065
*	Beazer Homes USA Inc.	54,611	1,023
	Lennar Corp. Class B	22,644	1,021
	Phibro Animal Health Corp. Class A	26,590	985
*	Motorcar Parts of America Inc.	33,341	982
	Kimball International Inc. Class B	49,604	981
*	Nautilus Inc.	54,113	914
*	M/I Homes Inc.	32,976	881
*	Malibu Boats Inc. Class A	27,202	861
	Hooker Furniture Corp.	17,970	858
	Movado Group Inc.	28,151	788
	Culp Inc.	23,930	784
	Titan International Inc.	70,902	720
	Bassett Furniture Industries Inc.	18,870	711
	Tower International Inc.	25,768	701
*	Stoneridge Inc.	35,053	694
	Flexsteel Industries Inc.	13,641	692
*,^ elf Beauty Inc.		28,874	651
*	Farmer Brothers Co.	19,716	648
*	Glu Mobile Inc.	170,862	642
*	Century Communities Inc.	25,210	623
*	Fossil Group Inc.	66,446	620
	Superior Industries International Inc.	35,606	593
*	Freshpet Inc.	36,257	567
*	Iconix Brand Group Inc.	96,145	547
*	Perry Ellis International Inc.	23,056	545
	Omega Protein Corp.	32,711	545

*	ZAGG Inc.	34,324	541
*	Central Garden & Pet Co.	13,588	528
	Acushnet Holdings Corp.	27,951	496
	Johnson Outdoors Inc. Class A	6,747	494
*,^ Revlon Inc. Class A		19,900	489
	National Presto Industries Inc.	4,575	487
*	Primo Water Corp.	38,032	451
*	MCBC Holdings Inc.	20,708	422
*,^ 22nd Century Group Inc.		144,578	400
*	Eastman Kodak Co.	53,569	394
	Limoneira Co.	15,910	369
*	Roku Inc.	13,695	363
	Marine Products Corp.	22,403	360
	Alico Inc.	10,314	352
	Weyco Group Inc.	11,573	328
*	Hovnanian Enterprises Inc. Class A	169,959	328
	Core Molding Technologies Inc.	14,945	328
*,^ Amplify Snack Brands Inc.		45,735	324
	Lifetime Brands Inc.	16,981	311
*	Vera Bradley Inc.	34,158	301
*,^ Jamba Inc.		33,110	286
	Oil-Dri Corp. of America	5,275	258
	Superior Uniform Group Inc.	11,098	254
*	Seneca Foods Corp. Class A	7,222	249
	Libbey Inc.	25,544	237
	Strattec Security Corp.	5,352	219
*	Delta Apparel Inc.	9,636	207
*	Clarus Corp.	27,241	204
*	Dixie Group Inc.	49,812	199
*	Castle Brands Inc.	144,703	194
	Escalade Inc.	13,847	188
*	Craft Brew Alliance Inc.	10,411	183
*	Shiloh Industries Inc.	17,337	180
*	Turning Point Brands Inc.	10,586	180
*	Lifeway Foods Inc.	19,531	174
*	Celsius Holdings Inc.	27,420	162
*,^ PolarityTE Inc.		5,858	162
*,^ JAKKS Pacific Inc.		53,883	162
^	Orchids Paper Products Co.	10,552	149
*	Alliance One International Inc.	12,741	139
*	Veru Inc.	52,315	139
*	Natural Alternatives International Inc.	12,166	130
*	US Auto Parts Network Inc.	44,190	128
*	Skyline Corp.	10,242	124
*	Coffee Holding Co. Inc.	27,694	123
*	Lakeland Industries Inc.	8,700	123
*	Sequential Brands Group Inc.	39,641	119
*,^ Vuzix Corp.		19,829	108
*,^ Lifevantage Corp.		24,902	105
	Mannatech Inc.	7,199	102
*	New Home Co. Inc.	9,116	102
	Nature's Sunshine Products Inc.	10,016	102
	LS Starrett Co. Class A	11,175	99
*	Lipocine Inc.	24,909	99
	Kewaunee Scientific Corp.	3,287	97
	A-Mark Precious Metals Inc.	5,546	92
*	Inventure Foods Inc.	18,959	89

	Rocky Brands Inc.	6,414	86
*,^ S&W Seed Co.		27,184	86
*,^ New Age Beverages Corp.		24,648	84
*,^ Akoustis Technologies Inc.		11,221	73
*	Virco Manufacturing Corp.	12,967	71
*	Emerson Radio Corp.	37,808	51
*	Cherokee Inc.	17,282	47
	Acme United Corp.	1,981	46
*	Summer Infant Inc.	22,600	43
	Crown Crafts Inc.	4,278	28
*	Zedge Inc. Class B	14,083	27
*	Alpha Pro Tech Ltd.	5,900	23
	Stanley Furniture Co. Inc.	15,291	18
	CompX International Inc.	1,065	16
*	Willamette Valley Vineyards Inc.	1,400	11
*	Crystal Rock Holdings Inc.	7,780	5
*	Cyanotech Corp.	997	4
	Rocky Mountain Chocolate Factory Inc.	224	3
			3,775,097
Consumer Services (12.4%)
*	Amazon.com Inc.	653,717	628,451
	Home Depot Inc.	1,887,815	308,771
	Comcast Corp. Class A	7,542,147	290,222
	Walt Disney Co.	2,349,385	231,579
	McDonald's Corp.	1,296,454	203,128
	Wal-Mart Stores Inc.	2,414,285	188,652
*	Priceline Group Inc.	78,363	143,469
	CVS Health Corp.	1,631,892	132,705
	Time Warner Inc.	1,179,472	120,837
*	Netflix Inc.	657,189	119,181
	Starbucks Corp.	2,200,755	118,203
	Costco Wholesale Corp.	704,551	115,751
*	Charter Communications Inc. Class A	310,430	112,816
	Walgreens Boots Alliance Inc.	1,460,610	112,788
	Lowe's Cos. Inc.	1,354,730	108,297
	TJX Cos. Inc.	983,463	72,511
*	eBay Inc.	1,631,576	62,750
	McKesson Corp.	337,942	51,911
	Target Corp.	876,471	51,721
	Delta Air Lines Inc.	1,043,472	50,316
	Marriott International Inc. Class A	447,638	49,357
	Southwest Airlines Co.	865,262	48,437
	Twenty-First Century Fox Inc. Class A	1,677,663	44,257
	Sysco Corp.	775,566	41,842
	Yum! Brands Inc.	552,613	40,678
	Las Vegas Sands Corp.	633,178	40,625
	Ross Stores Inc.	624,300	40,311
	Carnival Corp.	605,400	39,091
	Dollar General Corp.	442,015	35,825
	Cardinal Health Inc.	511,034	34,198
	American Airlines Group Inc.	706,008	33,528
	Royal Caribbean Cruises Ltd.	278,047	32,960
	CBS Corp. Class B	566,868	32,878
*	Dollar Tree Inc.	363,232	31,536
*	O'Reilly Automotive Inc.	142,340	30,656
	Kroger Co.	1,451,399	29,115
	Expedia Inc.	201,506	29,005

Omnicom Group Inc.	372,044	27,557
MGM Resorts International	836,402	27,258
* AutoZone Inc.	44,867	26,701
* United Continental Holdings Inc.	416,853	25,378
Hilton Worldwide Holdings Inc.	353,289	24,536
Nielsen Holdings plc	571,171	23,675
Best Buy Co. Inc.	414,417	23,605
* CarMax Inc.	293,287	22,234
AmerisourceBergen Corp. Class A	265,770	21,992
* Ulta Beauty Inc.	94,372	21,334
Wynn Resorts Ltd.	130,891	19,492
* DISH Network Corp. Class A	345,243	18,723
Tiffany & Co.	189,205	17,365
Twenty-First Century Fox Inc.	661,635	17,064
Wyndham Worldwide Corp.	157,626	16,615
Viacom Inc. Class B	579,124	16,123
L Brands Inc.	387,237	16,113
Darden Restaurants Inc.	204,146	16,083
* Liberty Interactive Corp. QVC Group Class A	681,606	16,065
Aramark	390,506	15,858
* Norwegian Cruise Line Holdings Ltd.	291,528	15,757
Domino's Pizza Inc.	77,011	15,291
Alaska Air Group Inc.	197,504	15,064
Vail Resorts Inc.	63,963	14,591
* Chipotle Mexican Grill Inc. Class A	45,513	14,010
Gap Inc.	449,625	13,277
Interpublic Group of Cos. Inc.	632,110	13,142
Tractor Supply Co.	203,468	12,877
Kohl's Corp.	272,766	12,452
^ Sirius XM Holdings Inc.	2,238,777	12,358
Scripps Networks Interactive Inc. Class A	138,105	11,862
* Liberty Media Corp-Liberty Formula One	307,301	11,705
FactSet Research Systems Inc.	63,226	11,388
* Liberty Media Corp-Liberty SiriusXM Class C	266,288	11,149
Advance Auto Parts Inc.	112,113	11,122
* Copart Inc.	312,310	10,734
News Corp. Class A	798,601	10,589
* Burlington Stores Inc.	110,838	10,581
Macy's Inc.	482,883	10,537
KAR Auction Services Inc.	219,393	10,474
* ServiceMaster Global Holdings Inc.	214,613	10,029
Service Corp. International	285,584	9,853
* JetBlue Airways Corp.	526,061	9,748
* Live Nation Entertainment Inc.	213,998	9,320
Nordstrom Inc.	186,744	8,805
H&R Block Inc.	331,318	8,773
Dunkin' Brands Group Inc.	147,545	7,832
Foot Locker Inc.	210,002	7,396
^ Signet Jewelers Ltd.	109,731	7,303
* GrubHub Inc.	137,882	7,261
Rollins Inc.	157,200	7,253
^ Six Flags Entertainment Corp.	118,127	7,199
* TripAdvisor Inc.	173,267	7,023
* Bright Horizons Family Solutions Inc.	81,376	7,015
* Grand Canyon Education Inc.	76,713	6,967
Dun & Bradstreet Corp.	59,143	6,885
Casey's General Stores Inc.	62,651	6,857

*	Discovery Communications Inc.	338,119	6,850
^	Williams-Sonoma Inc.	125,132	6,239
	Cinemark Holdings Inc.	171,642	6,215
*	Madison Square Garden Co. Class A	28,361	6,072
	Extended Stay America Inc.	293,994	5,880
	Cracker Barrel Old Country Store Inc.	38,487	5,835
*	Liberty Media Corp-Liberty SiriusXM Class A	137,084	5,744
	Sabre Corp.	311,929	5,646
	Chemed Corp.	27,227	5,501
*	Beacon Roofing Supply Inc.	106,384	5,452
*,^ AutoNation Inc.		113,638	5,393
*	Yelp Inc. Class A	122,536	5,306
	Cable One Inc.	7,335	5,297
*,^ Stamps.com Inc.		25,873	5,243
*	Lions Gate Entertainment Corp. Class B	163,543	5,199
*	Discovery Communications Inc. Class A	241,957	5,151
	AMERCO	13,637	5,113
	Dolby Laboratories Inc. Class A	88,103	5,068
	Bed Bath & Beyond Inc.	214,307	5,030
	Texas Roadhouse Inc. Class A	102,225	5,023
*	AMC Networks Inc. Class A	85,756	5,014
	Aaron's Inc.	113,415	4,948
	Jack in the Box Inc.	48,306	4,923
	Tribune Media Co. Class A	118,178	4,829
	Wendy's Co.	304,249	4,725
*	Five Below Inc.	84,590	4,642
*	Liberty Expedia Holdings Inc. Class A	87,097	4,626
	TEGNA Inc.	343,905	4,584
*	Hilton Grand Vacations Inc.	118,495	4,577
	ILG Inc.	170,185	4,549
	Nexstar Media Group Inc. Class A	71,749	4,470
	Lithia Motors Inc. Class A	36,332	4,371
	Churchill Downs Inc.	21,024	4,335
	Marriott Vacations Worldwide Corp.	34,784	4,332
*,^ Altice USA Inc. Class A		158,036	4,316
*	Avis Budget Group Inc.	113,073	4,304
*	Hyatt Hotels Corp. Class A	68,451	4,230
*	Sally Beauty Holdings Inc.	212,853	4,168
	Graham Holdings Co. Class B	7,041	4,120
	New York Times Co. Class A	206,485	4,047
*	Scientific Games Corp. Class A	86,918	3,985
*	Performance Food Group Co.	141,035	3,984
*	Michaels Cos. Inc.	183,798	3,946
	Sinclair Broadcast Group Inc. Class A	123,116	3,946
	John Wiley & Sons Inc. Class A	73,449	3,930
*	Sprouts Farmers Market Inc.	205,908	3,865
*	Murphy USA Inc.	55,698	3,843
	Big Lots Inc.	71,571	3,834
*	Caesars Acquisition Co. Class A	178,085	3,820
	Office Depot Inc.	833,407	3,784
	Choice Hotels International Inc.	58,870	3,762
*	Spirit Airlines Inc.	110,963	3,707
	PriceSmart Inc.	41,508	3,705
	American Eagle Outfitters Inc.	259,019	3,704
*	SiteOne Landscape Supply Inc.	63,695	3,701
*	Ollie's Bargain Outlet Holdings Inc.	78,301	3,633
	Planet Fitness Inc. Class A	133,494	3,602

*	Dave & Buster's Entertainment Inc.	67,429	3,539
	Hillenbrand Inc.	90,691	3,523
*	Groupon Inc. Class A	676,725	3,519
	Meredith Corp.	63,398	3,519
	Dick's Sporting Goods Inc.	129,687	3,503
	SkyWest Inc.	78,955	3,466
*	United Natural Foods Inc.	80,998	3,369
^	Children's Place Inc.	28,504	3,368
^	GameStop Corp. Class A	162,503	3,357
*	Rite Aid Corp.	1,690,340	3,313
	Boyd Gaming Corp.	127,079	3,310
*	Sotheby's	71,664	3,304
*	Adtalem Global Education Inc.	90,374	3,240
*	Hawaiian Holdings Inc.	85,877	3,225
	Papa John's International Inc.	44,120	3,224
	Matthews International Corp. Class A	49,050	3,053
*	Cars.com Inc.	114,096	3,036
*	Acxiom Corp.	119,886	2,954
	Cheesecake Factory Inc.	69,943	2,946
*	Urban Outfitters Inc.	121,516	2,904
*	Penn National Gaming Inc.	123,911	2,898
^	Regal Entertainment Group Class A	181,089	2,897
*,^ Pandora Media Inc.		365,591	2,815
*	Trade Desk Inc. Class A	45,589	2,804
	Monro Muffler Brake Inc.	49,057	2,750
	Morningstar Inc.	32,162	2,733
	Allegiant Travel Co. Class A	20,499	2,700
	Red Rock Resorts Inc. Class A	116,478	2,698
*	Etsy Inc.	157,997	2,667
*	Rush Enterprises Inc. Class A	55,398	2,564
	Penske Automotive Group Inc.	53,868	2,563
	Bob Evans Farms Inc.	32,930	2,552
	Lions Gate Entertainment Corp. Class A	75,331	2,520
*	Shutterfly Inc.	51,466	2,495
	Brinker International Inc.	78,104	2,488
	Bloomin' Brands Inc.	138,736	2,442
*	La Quinta Holdings Inc.	138,670	2,427
*	Buffalo Wild Wings Inc.	22,897	2,420
	DSW Inc. Class A	108,336	2,327
	Group 1 Automotive Inc.	31,995	2,318
	Core-Mark Holding Co. Inc.	69,586	2,236
*	RH	30,503	2,145
*	Eldorado Resorts Inc.	81,811	2,098
*	Houghton Mifflin Harcourt Co.	172,920	2,084
*	MSG Networks Inc.	97,289	2,063
	Time Inc.	152,345	2,057
	Caleres Inc.	67,310	2,054
*	Weight Watchers International Inc.	46,545	2,027
*	Pinnacle Entertainment Inc.	93,841	2,000
	HSN Inc.	51,149	1,997
*	Belmond Ltd. Class A	145,992	1,993
*	Hertz Global Holdings Inc.	87,476	1,956
*	Chegg Inc.	129,528	1,922
*	Asbury Automotive Group Inc.	30,931	1,890
*	Quotient Technology Inc.	115,889	1,814
	Chico's FAS Inc.	201,080	1,800
*	Herc Holdings Inc.	36,441	1,790

*,^ JC Penney Co. Inc.		469,172	1,788
	Scholastic Corp.	46,303	1,722
*	Lumber Liquidators Holdings Inc.	44,129	1,720
	Gannett Co. Inc.	188,911	1,700
^	Sonic Corp.	66,368	1,689
*	TrueCar Inc.	106,431	1,681
*	Gray Television Inc.	106,976	1,680
	Guess? Inc.	95,638	1,629
*	Diplomat Pharmacy Inc.	78,299	1,622
	Strayer Education Inc.	18,240	1,592
	SpartanNash Co.	59,939	1,581
^	Abercrombie & Fitch Co.	109,228	1,577
*	EW Scripps Co. Class A	81,255	1,553
	International Speedway Corp. Class A	42,171	1,518
*	Denny's Corp.	117,742	1,466
*,^ SeaWorld Entertainment Inc.		111,293	1,446
*	Liberty Media Corp-Liberty Braves Class C	56,214	1,421
	Capella Education Co.	20,051	1,407
	Wingstop Inc.	41,672	1,386
*	Liberty TripAdvisor Holdings Inc. Class A	111,154	1,373
*	Red Robin Gourmet Burgers Inc.	20,390	1,366
	SUPERVALU Inc.	62,376	1,357
*,^ Liberty Media Corp-Liberty Formula One Class A		36,679	1,338
*	SP Plus Corp.	30,661	1,211
*,^ Caesars Entertainment Corp.		89,450	1,194
	DineEquity Inc.	27,069	1,163
^	Dillard's Inc. Class A	20,376	1,142
	World Wrestling Entertainment Inc. Class A	48,035	1,131
	Tailored Brands Inc.	76,841	1,110
	PetMed Express Inc.	32,923	1,091
*	Bankrate Inc.	78,030	1,089
*	BJ's Restaurants Inc.	35,556	1,083
	New Media Investment Group Inc.	71,814	1,062
^	AMC Entertainment Holdings Inc. Class A	70,324	1,034
*	XO Group Inc.	51,921	1,021
*	Laureate Education Inc. Class A	69,042	1,005
*	Career Education Corp.	92,692	963
*	MDC Partners Inc. Class A	86,937	956
*	Angie's List Inc.	74,781	932
*	Overstock.com Inc.	30,947	919
^	GNC Holdings Inc. Class A	101,003	893
*	Express Inc.	128,172	866
*	Regis Corp.	60,618	865
*	Providence Service Corp.	15,954	863
*	K12 Inc.	47,591	849
	Marcus Corp.	30,097	834
*	Simply Good Foods Co.	71,120	833
	Carriage Services Inc. Class A	32,341	828
	Rent-A-Center Inc.	71,646	822
	Haverty Furniture Cos. Inc.	31,026	811
	Ruth's Hospitality Group Inc.	38,709	811
*	Genesco Inc.	30,260	805
*	Trupanion Inc.	30,303	800
^	Buckle Inc.	46,518	784
	Sonic Automotive Inc. Class A	38,208	779
^	Finish Line Inc. Class A	64,786	779
	Weis Markets Inc.	17,604	766

*,^ Shake Shack Inc. Class A		22,068	733
*	Monarch Casino & Resort Inc.	17,984	711
*,^ Conn's Inc.		25,163	708
*	Ascena Retail Group Inc.	285,108	699
*	Chuy's Holdings Inc.	32,944	693
	Barnes & Noble Inc.	90,564	688
*	Biglari Holdings Inc.	2,013	671
	National CineMedia Inc.	92,869	648
	Ingles Markets Inc. Class A	24,484	629
*	Fiesta Restaurant Group Inc.	33,050	628
	Tile Shop Holdings Inc.	48,188	612
*	Clean Energy Fuels Corp.	246,071	610
	CSS Industries Inc.	20,949	604
*	American Public Education Inc.	27,396	577
*	MarineMax Inc.	34,378	569
*	Chefs' Warehouse Inc.	29,194	563
	Pier 1 Imports Inc.	132,436	555
*	Party City Holdco Inc.	40,872	554
*	Del Taco Restaurants Inc.	34,787	534
*,^ America's Car-Mart Inc.		12,916	531
	Entravision Communications Corp. Class A	92,516	527
^	Emerald Expositions Events Inc.	22,689	527
	Cato Corp. Class A	39,831	527
	Entercom Communications Corp. Class A	45,020	515
*	Zumiez Inc.	28,364	513
	Citi Trends Inc.	25,076	498
*	1-800-Flowers.com Inc. Class A	50,417	497
*	Titan Machinery Inc.	31,964	496
*	Hibbett Sports Inc.	33,924	483
*	Del Frisco's Restaurant Group Inc.	31,944	465
*	Francesca's Holdings Corp.	62,998	464
*	Care.com Inc.	28,324	450
*	Carrols Restaurant Group Inc.	40,549	442
	Speedway Motorsports Inc.	20,587	439
*	Golden Entertainment Inc.	17,486	426
*	Century Casinos Inc.	51,296	421
	Winmark Corp.	3,147	415
*	Liquidity Services Inc.	69,047	407
	Collectors Universe Inc.	16,982	407
*	FTD Cos. Inc.	31,088	405
*	QuinStreet Inc.	54,409	400
	Shoe Carnival Inc.	17,467	391
*	Liberty Media Corp-Liberty Braves Class A	14,955	379
^	AH Belo Corp. Class A	81,308	374
*	Bridgepoint Education Inc.	38,451	369
*	Kirkland's Inc.	31,646	362
*	J Alexander's Holdings Inc.	30,023	348
	Fred's Inc. Class A	53,902	347
*	Zoe's Kitchen Inc.	27,075	342
*	Habit Restaurants Inc. Class A	25,798	337
*	Barnes & Noble Education Inc.	49,703	324
	Clear Channel Outdoor Holdings Inc. Class A	69,386	323
*	Potbelly Corp.	25,872	321
*	Marchex Inc. Class B	103,454	320
*,^ Carvana Co.		21,407	314
*	Reading International Inc. Class A	19,360	304
*	Smart & Final Stores Inc.	37,242	292

*	Duluth Holdings Inc.	14,351	291
*	tronc Inc.	19,982	290
*,^ Sears Holdings Corp.		38,952	284
	Saga Communications Inc. Class A	6,161	281
*	Daily Journal Corp.	1,275	279
*	El Pollo Loco Holdings Inc.	22,907	278
*	Lindblad Expeditions Holdings Inc.	26,003	278
	RCI Hospitality Holdings Inc.	11,193	277
*	Cambium Learning Group Inc.	41,704	276
^	Big 5 Sporting Goods Corp.	36,047	276
*	At Home Group Inc.	12,015	274
*	Bojangles' Inc.	20,158	272
*,^ Lands' End Inc.		20,392	269
*,^ Tuesday Morning Corp.		80,767	258
*	TechTarget Inc.	21,492	257
*	Lee Enterprises Inc.	116,251	256
*	Leaf Group Ltd.	36,216	250
*	Nathan's Famous Inc.	3,352	248
*	Build-A-Bear Workshop Inc.	26,953	247
*	Ruby Tuesday Inc.	114,376	245
*	Vitamin Shoppe Inc.	45,439	243
*	Blue Apron Holdings Inc. Class A	42,139	230
*	Ascent Capital Group Inc. Class A	17,463	228
*,^ Sportsman's Warehouse Holdings Inc.		49,428	223
*	Avid Technology Inc.	48,316	219
*	Gaia Inc. Class A	17,862	214
*	Rubicon Project Inc.	54,125	211
	Tilly's Inc. Class A	17,464	209
*	Town Sports International Holdings Inc.	29,753	208
*	Drive Shack Inc.	56,426	204
*	RealNetworks Inc.	42,363	203
*	TheStreet Inc.	181,048	196
*	Hemisphere Media Group Inc. Class A	16,077	192
	YuMe Inc.	39,482	183
*	Autobytel Inc.	24,654	170
*,^ Noodles & Co. Class A		38,387	169
*	Boot Barn Holdings Inc.	18,577	165
*	Global Eagle Entertainment Inc.	48,195	165
^	Natural Health Trends Corp.	6,880	164
*,^ Destination XL Group Inc.		82,862	157
*	PCM Inc.	11,179	157
*	J. Jill Inc.	12,879	140
*	Cogint Inc.	28,266	139
*	Inspired Entertainment Inc.	10,307	137
*	Remark Holdings Inc.	29,154	110
*	Natural Grocers by Vitamin Cottage Inc.	19,620	109
*	Famous Dave's of America Inc.	25,956	105
*	Harte-Hanks Inc.	95,721	102
*	Townsquare Media Inc. Class A	9,970	100
*	Bravo Brio Restaurant Group Inc.	42,792	97
*	Luby's Inc.	35,510	94
	Ark Restaurants Corp.	3,857	92
*	Red Lion Hotels Corp.	10,216	88
*,^ McClatchy Co. Class A		11,484	85
*	EVINE Live Inc.	78,989	82
	Liberty Tax Inc.	5,501	79
	Village Super Market Inc. Class A	3,022	75

*	Diversified Restaurant Holdings Inc.	34,766	72
*	Christopher & Banks Corp.	52,928	72
*	New York & Co. Inc.	34,183	71
	CBS Corp. Class A	1,214	71
*,^ Rave Restaurant Group Inc.		39,164	70
*,^ Digital Turbine Inc.		45,727	69
^	Stage Stores Inc.	36,773	68
	Salem Media Group Inc. Class A	10,229	68
*	Spark Networks Inc.	53,035	65
^	bebe stores inc	12,463	64
*	Dover Downs Gaming & Entertainment Inc.	52,774	54
	News Corp. Class B	3,627	50
*	Urban One Inc.	25,730	42
^	Stein Mart Inc.	29,959	39
*,^ Bon-Ton Stores Inc.		87,462	38
*	Fogo De Chao Inc.	2,919	36
*	Profire Energy Inc.	16,653	33
*	Boston Omaha Corp.	2,104	33
*	Destination Maternity Corp.	17,667	30
*	Container Store Group Inc.	4,572	19
*,^ Papa Murphy's Holdings Inc.		3,000	18
*	MaxPoint Interactive Inc.	1,134	16
*,^ Cumulus Media Inc. Class A		44,781	14
^	National American University Holdings Inc.	5,908	13
*	Full House Resorts Inc.	4,000	11
^	Educational Development Corp.	1,122	11
	Flanigan's Enterprises Inc.	329	8
	Beasley Broadcast Group Inc. Class A	651	8
	Insignia Systems Inc.	7,050	8
*	Emmis Communications Corp. Class A	2,200	7
*	Urban One Inc. Class A	1,680	3
*	SPAR Group Inc.	29	—
*,2 Universal Travel Group		118	—
			5,182,107
Financials (20.4%)
*	Berkshire Hathaway Inc. Class B	3,030,780	555,603
	JPMorgan Chase & Co.	5,639,824	538,660
	Bank of America Corp.	15,796,727	400,289
	Wells Fargo & Co.	7,164,753	395,136
	Citigroup Inc.	4,364,980	317,509
	Visa Inc. Class A	2,926,653	308,001
	Mastercard Inc. Class A	1,512,403	213,551
	US Bancorp	2,554,516	136,897
	Goldman Sachs Group Inc.	557,924	132,334
	American Express Co.	1,206,244	109,117
	Morgan Stanley	2,212,173	106,560
	PNC Financial Services Group Inc.	770,882	103,892
	Chubb Ltd.	710,193	101,238
	American Tower Corporation	687,011	93,901
	American International Group Inc.	1,446,646	88,810
	Charles Schwab Corp.	1,939,733	84,844
	Bank of New York Mellon Corp.	1,575,666	83,542
	BlackRock Inc.	181,114	80,974
	Simon Property Group Inc.	499,482	80,422
	CME Group Inc.	543,723	73,772
	Prudential Financial Inc.	684,870	72,815
	MetLife Inc.	1,364,837	70,903

Marsh & McLennan Cos. Inc.	825,277	69,166
Capital One Financial Corp.	781,387	66,152
Intercontinental Exchange Inc.	947,910	65,121
Crown Castle International Corp.	649,670	64,954
S&P Global Inc.	413,991	64,711
BB&T Corp.	1,296,446	60,855
Aon plc	410,056	59,909
Equinix Inc.	125,036	55,804
State Street Corp.	571,750	54,625
Prologis Inc.	854,140	54,204
Travelers Cos. Inc.	441,222	54,059
Allstate Corp.	583,441	53,624
Aflac Inc.	631,211	51,374
Public Storage	238,121	50,956
SunTrust Banks Inc.	772,613	46,179
Progressive Corp.	934,864	45,266
Welltower Inc.	592,932	41,671
Weyerhaeuser Co.	1,213,922	41,310
Synchrony Financial	1,289,127	40,027
AvalonBay Communities Inc.	221,773	39,569
Digital Realty Trust Inc.	330,088	39,059
Equity Residential	587,865	38,758
Discover Financial Services	597,692	38,539
Ventas Inc.	573,366	37,343
Moody's Corp.	262,232	36,505
M&T Bank Corp.	221,246	35,629
Ameriprise Financial Inc.	239,818	35,615
T. Rowe Price Group Inc.	366,405	33,215
Fifth Third Bancorp	1,185,832	33,180
KeyCorp	1,751,945	32,972
Hartford Financial Services Group Inc.	587,190	32,548
Northern Trust Corp.	348,706	32,057
Willis Towers Watson plc	205,215	31,650
Boston Properties Inc.	249,376	30,643
Citizens Financial Group Inc.	804,908	30,482
Principal Financial Group Inc.	465,601	29,957
Regions Financial Corp.	1,919,853	29,239
* SBA Communications Corp. Class A	192,327	27,705
Essex Property Trust Inc.	106,506	27,056
First Republic Bank	251,030	26,223
Lincoln National Corp.	354,672	26,061
Realty Income Corp.	446,627	25,543
Huntington Bancshares Inc.	1,737,925	24,261
* IHS Markit Ltd.	549,947	24,242
Franklin Resources Inc.	538,477	23,968
Invesco Ltd.	650,485	22,793
* Markel Corp.	21,162	22,601
Loews Corp.	457,625	21,902
Host Hotels & Resorts Inc.	1,182,660	21,867
Comerica Inc.	282,912	21,575
Annaly Capital Management Inc.	1,724,712	21,024
Vornado Realty Trust	272,488	20,949
HCP Inc.	749,158	20,849
TD Ameritrade Holding Corp.	422,247	20,606
GGP Inc.	987,770	20,516
Equifax Inc.	192,207	20,372
Mid-America Apartment Communities Inc.	184,369	19,705

* Arch Capital Group Ltd.	199,688	19,669
FNF Group	413,663	19,632
CBOE Holdings Inc.	181,994	19,588
* E*TRADE Financial Corp.	439,757	19,178
Cincinnati Financial Corp.	250,222	19,160
Unum Group	364,961	18,660
* CBRE Group Inc. Class A	489,972	18,560
Alexandria Real Estate Equities Inc.	149,661	17,805
Arthur J Gallagher & Co.	286,796	17,652
Ally Financial Inc.	721,124	17,494
Raymond James Financial Inc.	207,350	17,486
Affiliated Managers Group Inc.	90,010	17,087
MSCI Inc. Class A	145,255	16,980
Duke Realty Corp.	579,257	16,694
SL Green Realty Corp.	162,594	16,474
XL Group Ltd.	414,544	16,354
* Liberty Broadband Corp.	171,478	16,342
UDR Inc.	427,742	16,267
* SVB Financial Group	83,871	15,691
Iron Mountain Inc.	401,360	15,613
Extra Space Storage Inc.	191,453	15,301
Zions Bancorporation	324,173	15,294
* Berkshire Hathaway Inc. Class A	53	14,561
Western Union Co.	750,939	14,418
Reinsurance Group of America Inc. Class A	102,991	14,370
Federal Realty Investment Trust	115,425	14,337
Nasdaq Inc.	184,778	14,333
Regency Centers Corp.	230,969	14,329
Torchmark Corp.	177,814	14,241
SEI Investments Co.	228,210	13,935
East West Bancorp Inc.	230,914	13,804
Camden Property Trust	147,356	13,476
AGNC Investment Corp.	614,570	13,324
* Alleghany Corp.	23,403	12,966
VEREIT Inc.	1,558,717	12,922
Kimco Realty Corp.	646,000	12,629
Macerich Co.	226,704	12,462
Gaming and Leisure Properties Inc.	328,070	12,103
Voya Financial Inc.	293,339	11,701
American Financial Group Inc.	112,098	11,597
Equity LifeStyle Properties Inc.	135,633	11,540
WP Carey Inc.	170,220	11,471
Everest Re Group Ltd.	49,207	11,238
Kilroy Realty Corp.	157,085	11,172
Forest City Realty Trust Inc. Class A	434,873	11,094
Apartment Investment & Management Co.	251,085	11,013
CIT Group Inc.	220,074	10,795
* Signature Bank	83,020	10,630
MarketAxess Holdings Inc.	57,058	10,528
Colony NorthStar Inc. Class A	835,661	10,496
Janus Henderson Group plc	295,612	10,299
^ Omega Healthcare Investors Inc.	314,554	10,037
People's United Financial Inc.	550,689	9,990
Douglas Emmett Inc.	252,809	9,966
National Retail Properties Inc.	238,702	9,944
American Campus Communities Inc.	224,268	9,901
Sun Communities Inc.	115,126	9,864

Healthcare Trust of America Inc. Class A	330,101	9,837
WR Berkley Corp.	145,359	9,701
PacWest Bancorp	191,859	9,691
* Athene Holding Ltd. Class A	179,917	9,687
Liberty Property Trust	235,445	9,667
New York Community Bancorp Inc.	742,909	9,576
Lazard Ltd. Class A	207,653	9,390
Starwood Property Trust Inc.	429,938	9,338
Brown & Brown Inc.	190,891	9,199
Brixmor Property Group Inc.	487,661	9,168
Lamar Advertising Co. Class A	133,594	9,155
Bank of the Ozarks	188,568	9,061
Jones Lang LaSalle Inc.	72,518	8,956
First American Financial Corp.	177,004	8,845
RenaissanceRe Holdings Ltd.	65,086	8,796
Cullen/Frost Bankers Inc.	91,984	8,731
Eaton Vance Corp.	174,669	8,623
Synovus Financial Corp.	186,136	8,573
DCT Industrial Trust Inc.	147,242	8,528
Highwoods Properties Inc.	163,288	8,506
American Homes 4 Rent Class A	389,799	8,463
Commerce Bancshares Inc.	146,471	8,462
CyrusOne Inc.	142,582	8,402
Hudson Pacific Properties Inc.	249,880	8,378
Assurant Inc.	87,626	8,370
New Residential Investment Corp.	491,897	8,229
EPR Properties	117,882	8,221
* Western Alliance Bancorp	151,664	8,050
Old Republic International Corp.	400,916	7,894
Pinnacle Financial Partners Inc.	117,241	7,849
Webster Financial Corp.	147,664	7,760
Axis Capital Holdings Ltd.	135,023	7,738
Medical Properties Trust Inc.	582,711	7,651
Starwood Waypoint Homes	209,955	7,636
* SLM Corp.	665,346	7,632
* Brighthouse Financial Inc.	125,422	7,626
CubeSmart	288,693	7,494
LPL Financial Holdings Inc.	144,446	7,449
Senior Housing Properties Trust	380,396	7,437
* MGIC Investment Corp.	593,504	7,437
Realogy Holdings Corp.	223,879	7,377
Hospitality Properties Trust	258,870	7,375
Gramercy Property Trust	243,258	7,359
* Liberty Ventures Class A	126,189	7,262
FNB Corp.	517,533	7,261
Assured Guaranty Ltd.	191,981	7,247
First Horizon National Corp.	373,650	7,155
Wintrust Financial Corp.	89,004	6,970
Prosperity Bancshares Inc.	105,756	6,951
Umpqua Holdings Corp.	353,099	6,889
* Howard Hughes Corp.	58,075	6,849
STORE Capital Corp.	273,838	6,810
* Texas Capital Bancshares Inc.	79,291	6,803
* Zillow Group Inc.	167,527	6,736
IBERIABANK Corp.	81,567	6,701
Navient Corp.	438,693	6,589
Hanover Insurance Group Inc.	67,976	6,589

Hancock Holding Co.	135,108	6,546
Spirit Realty Capital Inc.	761,890	6,529
Radian Group Inc.	343,817	6,426
Apple Hospitality REIT Inc.	339,557	6,421
Healthcare Realty Trust Inc.	197,744	6,395
CNO Financial Group Inc.	273,835	6,391
Cousins Properties Inc.	669,518	6,253
Home BancShares Inc.	245,714	6,197
Sabra Health Care REIT Inc.	282,201	6,191
Weingarten Realty Investors	195,036	6,190
Investors Bancorp Inc.	451,718	6,161
Park Hotels & Resorts Inc.	223,163	6,150
CoreSite Realty Corp.	54,758	6,127
Life Storage Inc.	74,485	6,094
BankUnited Inc.	170,947	6,081
* Equity Commonwealth	198,286	6,028
Chemical Financial Corp.	114,044	5,960
Rayonier Inc.	205,900	5,948
Primerica Inc.	72,915	5,946
United Bankshares Inc.	159,308	5,918
Validus Holdings Ltd.	120,183	5,914
Associated Banc-Corp	243,486	5,905
Popular Inc.	163,494	5,876
RLJ Lodging Trust	264,412	5,817
MB Financial Inc.	127,490	5,740
Bank of Hawaii Corp.	68,458	5,707
Sunstone Hotel Investors Inc.	352,534	5,665
First Industrial Realty Trust Inc.	187,646	5,646
Two Harbors Investment Corp.	558,004	5,625
Outfront Media Inc.	222,159	5,594
Stifel Financial Corp.	104,347	5,578
Legg Mason Inc.	141,704	5,570
MFA Financial Inc.	633,943	5,553
* Essent Group Ltd.	133,618	5,412
Chimera Investment Corp.	285,167	5,395
UMB Financial Corp.	71,677	5,339
GEO Group Inc.	198,455	5,338
LaSalle Hotel Properties	181,447	5,266
Fulton Financial Corp.	279,730	5,245
* Credit Acceptance Corp.	18,646	5,224
Corporate Office Properties Trust	159,095	5,223
BGC Partners Inc. Class A	360,588	5,218
Sterling Bancorp	210,196	5,181
Empire State Realty Trust Inc.	251,043	5,156
CoreCivic Inc.	189,152	5,064
Physicians Realty Trust	284,164	5,038
Paramount Group Inc.	314,881	5,038
Selective Insurance Group Inc.	93,412	5,030
Retail Properties of America Inc.	378,824	4,974
Erie Indemnity Co. Class A	40,783	4,917
Brandywine Realty Trust	280,904	4,913
Cathay General Bancorp	121,208	4,873
Valley National Bancorp	402,125	4,846
National Health Investors Inc.	62,482	4,829
Washington Federal Inc.	143,423	4,826
* JBG SMITH Properties	139,274	4,765
Piedmont Office Realty Trust Inc. Class A	232,560	4,688

ProAssurance Corp.	85,650	4,681
FirstCash Inc.	73,665	4,652
Interactive Brokers Group Inc.	103,273	4,651
Glacier Bancorp Inc.	122,840	4,638
Taubman Centers Inc.	92,393	4,592
DDR Corp.	499,156	4,572
EastGroup Properties Inc.	51,583	4,545
First Financial Bankshares Inc.	100,455	4,541
Blackstone Mortgage Trust Inc. Class A	144,145	4,471
White Mountains Insurance Group Ltd.	5,111	4,380
Ryman Hospitality Properties Inc.	69,716	4,357
^ Federated Investors Inc. Class B	146,605	4,354
BancorpSouth Inc.	133,119	4,266
Columbia Property Trust Inc.	195,827	4,263
First Midwest Bancorp Inc.	180,466	4,227
Evercore Partners Inc. Class A	52,577	4,219
TCF Financial Corp.	246,627	4,203
Education Realty Trust Inc.	116,914	4,201
^ Pebblebrook Hotel Trust	113,602	4,106
PS Business Parks Inc.	30,533	4,076
Community Bank System Inc.	73,684	4,071
CVB Financial Corp.	167,308	4,044
* HealthEquity Inc.	79,763	4,034
Washington REIT	122,889	4,026
South State Corp.	44,475	4,005
Old National Bancorp	217,522	3,981
* Blackhawk Network Holdings Inc.	90,068	3,945
Columbia Banking System Inc.	93,471	3,936
American Equity Investment Life Holding Co.	134,943	3,924
^ Uniti Group Inc.	266,993	3,914
STAG Industrial Inc.	141,929	3,899
Great Western Bancorp Inc.	94,301	3,893
Aspen Insurance Holdings Ltd.	96,149	3,884
Acadia Realty Trust	135,601	3,881
RLI Corp.	67,124	3,850
American National Insurance Co.	32,378	3,823
Tanger Factory Outlet Centers Inc.	154,169	3,765
* Liberty Broadband Corp. Class A	39,865	3,754
Urban Edge Properties	154,957	3,738
Independent Bank Corp.	49,751	3,714
* Green Dot Corp. Class A	74,709	3,704
* Zillow Group Inc. Class A	91,480	3,673
Rexford Industrial Realty Inc.	127,626	3,653
Hope Bancorp Inc.	205,795	3,645
First Citizens BancShares Inc. Class A	9,715	3,632
International Bancshares Corp.	90,143	3,615
First Merchants Corp.	83,843	3,599
Xenia Hotels & Resorts Inc.	170,768	3,595
* LendingClub Corp.	582,157	3,545
BOK Financial Corp.	39,596	3,527
DiamondRock Hospitality Co.	320,339	3,508
Financial Engines Inc.	100,721	3,500
* Eagle Bancorp Inc.	52,051	3,490
Alexander & Baldwin Inc.	74,975	3,474
Trustmark Corp.	103,353	3,423
QTS Realty Trust Inc. Class A	65,247	3,416
Invitation Homes Inc.	149,280	3,381

	Kemper Corp.	63,612	3,371
	Retail Opportunity Investments Corp.	175,843	3,343
	Potlatch Corp.	65,104	3,320
	Astoria Financial Corp.	151,304	3,253
	Lexington Realty Trust	312,139	3,190
*	FCB Financial Holdings Inc. Class A	65,110	3,145
*	Enstar Group Ltd.	14,139	3,144
	Provident Financial Services Inc.	116,811	3,115
	United Community Banks Inc.	108,449	3,095
	Banner Corp.	50,386	3,088
	Ameris Bancorp	64,223	3,083
	Hilltop Holdings Inc.	118,335	3,077
	Mack-Cali Realty Corp.	129,525	3,071
	Renasant Corp.	71,354	3,061
	Invesco Mortgage Capital Inc.	178,649	3,060
*	Genworth Financial Inc. Class A	791,756	3,048
*	HRG Group Inc.	193,259	3,017
	Apollo Commercial Real Estate Finance Inc.	165,973	3,006
	CenterState Banks Inc.	111,089	2,977
	LTC Properties Inc.	63,354	2,976
	Towne Bank	88,825	2,976
	Westamerica Bancorporation	49,069	2,922
	Kennedy-Wilson Holdings Inc.	155,797	2,890
	Capitol Federal Financial Inc.	196,596	2,890
	First Commonwealth Financial Corp.	201,280	2,844
	First Financial Bancorp	108,546	2,838
	Government Properties Income Trust	151,224	2,838
	Park National Corp.	26,080	2,816
	First Busey Corp.	89,369	2,803
	LegacyTexas Financial Group Inc.	69,914	2,791
	Argo Group International Holdings Ltd.	45,000	2,768
	Terreno Realty Corp.	75,873	2,745
	ServisFirst Bancshares Inc.	70,354	2,733
	Berkshire Hills Bancorp Inc.	69,701	2,701
*,^ BofI Holding Inc.		94,813	2,699
*	LendingTree Inc.	11,041	2,699
	WesBanco Inc.	65,757	2,697
	CYS Investments Inc.	310,595	2,684
	Summit Hotel Properties Inc.	167,071	2,671
	Kite Realty Group Trust	131,739	2,668
	Northwest Bancshares Inc.	153,215	2,646
	Boston Private Financial Holdings Inc.	158,461	2,623
	Heartland Financial USA Inc.	52,937	2,615
	Chesapeake Lodging Trust	95,964	2,588
	Agree Realty Corp.	52,530	2,578
	Simmons First National Corp. Class A	44,479	2,575
*	Santander Consumer USA Holdings Inc.	167,488	2,574
^	Waddell & Reed Financial Inc. Class A	126,842	2,546
	Employers Holdings Inc.	55,703	2,532
	S&T Bancorp Inc.	63,584	2,517
	Capital Bank Financial Corp.	60,990	2,504
	Mercury General Corp.	43,923	2,490
	NBT Bancorp Inc.	67,809	2,490
*	OneMain Holdings Inc. Class A	87,667	2,471
	American Assets Trust Inc.	62,071	2,469
	Washington Prime Group Inc.	292,263	2,435
	Lakeland Financial Corp.	49,900	2,431

Horace Mann Educators Corp.	59,976	2,360
HFF Inc. Class A	59,056	2,336
Four Corners Property Trust Inc.	93,180	2,322
Select Income REIT	99,075	2,320
* Quality Care Properties Inc.	147,788	2,291
^ CBL & Associates Properties Inc.	269,844	2,264
Redwood Trust Inc.	138,408	2,255
City Holding Co.	31,000	2,229
Brookline Bancorp Inc.	142,739	2,212
* Walker & Dunlop Inc.	41,955	2,196
CareTrust REIT Inc.	113,643	2,164
ARMOUR Residential REIT Inc.	78,899	2,122
Artisan Partners Asset Management Inc. Class A	64,515	2,103
WSFS Financial Corp.	42,827	2,088
Global Net Lease Inc.	94,779	2,075
Beneficial Bancorp Inc.	124,492	2,067
New York REIT Inc.	262,692	2,062
Central Pacific Financial Corp.	63,323	2,038
* PRA Group Inc.	70,686	2,025
First Interstate BancSystem Inc. Class A	52,747	2,018
Moelis & Co. Class A	46,637	2,008
Capstead Mortgage Corp.	206,206	1,990
^ AmTrust Financial Services Inc.	146,992	1,979
AMERISAFE Inc.	33,990	1,978
National Bank Holdings Corp. Class A	55,424	1,978
Union Bankshares Corp.	56,019	1,977
BancFirst Corp.	34,658	1,967
* FNFV Group	114,336	1,961
^ WisdomTree Investments Inc.	192,114	1,956
First Hawaiian Inc.	64,520	1,954
TFS Financial Corp.	117,948	1,903
Enterprise Financial Services Corp.	44,820	1,898
Hanmi Financial Corp.	61,111	1,891
PennyMac Mortgage Investment Trust	107,504	1,870
MTGE Investment Corp.	96,232	1,867
Hannon Armstrong Sustainable Infrastructure Capital Inc.	76,356	1,861
* Customers Bancorp Inc.	55,178	1,800
Infinity Property & Casualty Corp.	19,042	1,794
Navigators Group Inc.	30,230	1,764
CoBiz Financial Inc.	88,834	1,745
First Bancorp	50,375	1,733
* Encore Capital Group Inc.	39,121	1,733
Bryn Mawr Bank Corp.	39,522	1,731
Franklin Street Properties Corp.	162,059	1,721
National General Holdings Corp.	89,976	1,719
* Pacific Premier Bancorp Inc.	45,387	1,713
Flushing Financial Corp.	57,037	1,695
Northfield Bancorp Inc.	97,589	1,693
* MBIA Inc.	194,521	1,692
Sandy Spring Bancorp Inc.	40,737	1,688
Ramco-Gershenson Properties Trust	128,608	1,673
Alexander's Inc.	3,929	1,666
Community Trust Bancorp Inc.	35,549	1,653
National Storage Affiliates Trust	67,390	1,634
* Black Knight Financial Services Inc. Class A	37,763	1,626
Great Southern Bancorp Inc.	28,707	1,598
Ladder Capital Corp. Class A	115,358	1,590

	Saul Centers Inc.	25,622	1,586
*	First BanCorp	309,308	1,584
*	St. Joe Co.	83,472	1,573
	RE/MAX Holdings Inc. Class A	24,581	1,562
	Parkway Inc.	66,660	1,535
	Oritani Financial Corp.	90,645	1,523
	NRG Yield Inc. Class A	79,912	1,516
	Camden National Corp.	34,519	1,506
	Monmouth Real Estate Investment Corp.	92,889	1,504
	Bridge Bancorp Inc.	44,191	1,500
	ConnectOne Bancorp Inc.	60,775	1,495
^	Banc of California Inc.	71,769	1,489
	Anworth Mortgage Asset Corp.	247,281	1,486
	Piper Jaffray Cos.	24,932	1,480
	Tompkins Financial Corp.	17,125	1,475
	First of Long Island Corp.	48,222	1,468
	Nelnet Inc. Class A	29,063	1,468
*	Flagstar Bancorp Inc.	41,014	1,455
	Chatham Lodging Trust	67,619	1,442
	Dime Community Bancshares Inc.	65,905	1,417
	Diamond Hill Investment Group Inc.	6,615	1,405
*	iStar Inc.	118,122	1,394
	Kearny Financial Corp.	90,157	1,384
	Virtus Investment Partners Inc.	11,696	1,357
	FBL Financial Group Inc. Class A	18,180	1,354
*	CU Bancorp	34,751	1,347
	InfraREIT Inc.	59,548	1,332
	Universal Health Realty Income Trust	17,559	1,326
	Independence Realty Trust Inc.	130,132	1,323
	Tier REIT Inc.	68,439	1,321
	Independent Bank Group Inc.	21,657	1,306
	Southside Bancshares Inc.	35,244	1,281
*	Ambac Financial Group Inc.	73,375	1,266
*	NMI Holdings Inc. Class A	101,664	1,261
	Lakeland Bancorp Inc.	61,607	1,257
	Guaranty Bancorp	44,959	1,250
*	HomeStreet Inc.	46,208	1,248
	NRG Yield Inc.	64,387	1,243
*	Seacoast Banking Corp. of Florida	51,733	1,236
	Cohen & Steers Inc.	31,284	1,235
*	Third Point Reinsurance Ltd.	78,994	1,232
*,2 Forestar Group Inc.		71,427	1,229
	Getty Realty Corp.	42,685	1,221
	United Financial Bancorp Inc.	65,889	1,205
	Arrow Financial Corp.	34,953	1,201
	TrustCo Bank Corp. NY	132,520	1,179
	James River Group Holdings Ltd.	28,163	1,168
	Kinsale Capital Group Inc.	27,053	1,168
*	Greenlight Capital Re Ltd. Class A	53,757	1,164
	Investment Technology Group Inc.	52,124	1,154
	Meridian Bancorp Inc.	61,299	1,143
	Ashford Hospitality Trust Inc.	170,197	1,135
	Houlihan Lokey Inc. Class A	28,989	1,134
	United Fire Group Inc.	24,431	1,119
	Ares Commercial Real Estate Corp.	83,361	1,110
	Universal Insurance Holdings Inc.	48,156	1,108
	Pennsylvania REIT	105,301	1,105

Blue Hills Bancorp Inc.	57,095	1,096
Preferred Apartment Communities Inc. Class A	57,927	1,094
Safety Insurance Group Inc.	14,299	1,091
Easterly Government Properties Inc.	52,775	1,091
New Senior Investment Group Inc.	119,219	1,091
Investors Real Estate Trust	176,636	1,079
State Bank Financial Corp.	37,618	1,078
^ Seritage Growth Properties Class A	23,358	1,076
Armada Hoffler Properties Inc.	77,242	1,067
Cedar Realty Trust Inc.	189,402	1,064
Stewart Information Services Corp.	28,179	1,064
Federal Agricultural Mortgage Corp.	14,620	1,063
Fidelity Southern Corp.	44,936	1,062
1st Source Corp.	20,800	1,057
Bank Mutual Corp.	103,839	1,054
Arbor Realty Trust Inc.	127,284	1,044
Meta Financial Group Inc.	13,077	1,025
First Defiance Financial Corp.	19,469	1,022
First Community Bancshares Inc.	34,489	1,004
Hersha Hospitality Trust Class A	53,498	999
Altisource Residential Corp.	86,731	964
Access National Corp.	33,551	962
^ Virtu Financial Inc. Class A	59,211	959
Preferred Bank	15,890	959
Urstadt Biddle Properties Inc. Class A	42,913	931
German American Bancorp Inc.	24,446	930
American National Bankshares Inc.	22,471	926
National Western Life Group Inc. Class A	2,555	892
Sierra Bancorp	32,607	885
MainSource Financial Group Inc.	24,680	885
Washington Trust Bancorp Inc.	15,439	884
Great Ajax Corp.	62,550	881
Univest Corp. of Pennsylvania	27,208	871
Ames National Corp.	29,124	869
^ New York Mortgage Trust Inc.	140,432	864
PJT Partners Inc.	22,442	860
Heritage Financial Corp.	29,131	859
Gladstone Commercial Corp.	37,966	846
First Potomac Realty Trust	75,837	845
Republic Bancorp Inc. Class A	21,600	840
OceanFirst Financial Corp.	30,546	840
Bar Harbor Bankshares	26,556	833
Maiden Holdings Ltd.	103,342	822
Dynex Capital Inc.	112,992	821
BankFinancial Corp.	51,623	820
* Nationstar Mortgage Holdings Inc.	43,848	814
* EZCORP Inc. Class A	85,614	813
* Cowen Inc. Class A	44,832	798
State National Cos. Inc.	37,954	797
Bank of Marin Bancorp	11,573	793
* Global Indemnity Ltd.	18,571	787
Live Oak Bancshares Inc.	33,252	780
* Triumph Bancorp Inc.	23,568	760
OFG Bancorp	81,422	745
* Veritex Holdings Inc.	27,195	733
Community Healthcare Trust Inc.	26,903	725
Consolidated-Tomoka Land Co.	12,053	724

	Greenhill & Co. Inc.	43,271	718
*	eHealth Inc.	29,706	710
	CatchMark Timber Trust Inc. Class A	55,418	699
	Capital City Bank Group Inc.	28,755	690
*	INTL. FCStone Inc.	17,562	673
	AG Mortgage Investment Trust Inc.	34,494	664
	TriCo Bancshares	16,222	661
*	Enova International Inc.	49,086	660
*	Green Bancorp Inc.	27,897	660
	Horizon Bancorp	22,350	652
*	PICO Holdings Inc.	38,623	645
^	Arlington Asset Investment Corp. Class A	50,189	639
	UMH Properties Inc.	41,059	638
	Whitestone REIT	48,367	631
	Century Bancorp Inc. Class A	7,867	630
	Stock Yards Bancorp Inc.	16,419	624
*	Opus Bank	25,973	623
*	World Acceptance Corp.	7,474	620
	Mercantile Bank Corp.	17,602	614
	CorEnergy Infrastructure Trust Inc.	17,225	609
	ESSA Bancorp Inc.	38,578	606
*	FB Financial Corp.	16,038	605
*	Bancorp Inc.	73,119	605
*	MoneyGram International Inc.	36,823	593
	NexPoint Residential Trust Inc.	24,948	592
	Peapack Gladstone Financial Corp.	17,397	587
	RMR Group Inc. Class A	11,403	586
^	Orchid Island Capital Inc.	57,303	584
	Pacific Continental Corp.	21,629	583
	Ashford Hospitality Prime Inc.	60,647	576
	Marlin Business Services Corp.	20,013	575
*	National Commerce Corp.	13,377	573
	People's Utah Bancorp	17,422	565
	HCI Group Inc.	14,582	558
*	First Foundation Inc.	31,060	556
*,^ Republic First Bancorp Inc.		60,055	556
	United Insurance Holdings Corp.	34,051	555
*,^ Citizens Inc. Class A		75,440	554
	Westwood Holdings Group Inc.	8,230	554
	Baldwin & Lyons Inc.	24,477	552
*	Franklin Financial Network Inc.	15,045	536
	C&F Financial Corp.	9,695	533
	Ladenburg Thalmann Financial Services Inc.	181,479	523
	Midland States Bancorp Inc.	16,396	519
	Carolina Financial Corp.	14,283	512
*	Marcus & Millichap Inc.	18,973	512
*	Atlantic Capital Bancshares Inc.	27,760	504
*,^ Ocwen Financial Corp.		146,188	503
	Charter Financial Corp.	26,866	498
	City Office REIT Inc.	36,051	496
*	Nicolet Bankshares Inc.	8,587	494
	Donegal Group Inc. Class A	30,587	493
	Park Sterling Corp.	39,440	490
*	BSB Bancorp Inc.	16,346	490
	QCR Holdings Inc.	10,716	488
*	TriState Capital Holdings Inc.	21,203	486
	CNB Financial Corp.	17,659	482

	EMC Insurance Group Inc.	17,112	482
	Waterstone Financial Inc.	24,492	478
*,^ Altisource Portfolio Solutions SA		18,379	475
	BBX Capital Corp. Class A	63,981	472
	Western Asset Mortgage Capital Corp.	44,681	468
*	Allegiance Bancshares Inc.	12,557	462
*	PennyMac Financial Services Inc. Class A	25,932	462
	Associated Capital Group Inc. Class A	12,569	449
	Farmers National Banc Corp.	29,478	444
	State Auto Financial Corp.	16,780	440
	NewStar Financial Inc.	37,235	437
	Resource Capital Corp.	40,393	435
	MedEquities Realty Trust Inc.	37,054	435
*	FRP Holdings Inc.	9,592	434
	Investors Title Co.	2,416	433
*	Atlas Financial Holdings Inc.	22,569	427
	Old Second Bancorp Inc.	31,609	425
	First Connecticut Bancorp Inc.	15,736	421
	Bank of Commerce Holdings	36,447	419
	GAIN Capital Holdings Inc.	65,128	416
2	Winthrop Realty Trust	55,387	415
*	HomeTrust Bancshares Inc.	15,787	405
	First Internet Bancorp	12,411	401
*	Equity Bancshares Inc. Class A	11,234	400
	Peoples Bancorp Inc.	11,894	400
^	Jernigan Capital Inc.	19,205	395
^	Heritage Insurance Holdings Inc.	29,867	395
^	Farmers & Merchants Bancorp Inc.	10,760	392
	WashingtonFirst Bankshares Inc.	10,618	378
	Western New England Bancorp Inc.	34,454	376
	MidWestOne Financial Group Inc.	11,026	372
	Heritage Commerce Corp.	26,134	372
^	Farmland Partners Inc.	41,090	371
	GAMCO Investors Inc. Class A	12,229	364
	Southwest Bancorp Inc.	13,085	360
	Sutherland Asset Management Corp.	22,935	360
*,^ AV Homes Inc.		20,912	359
	National Bankshares Inc.	7,905	355
	Independent Bank Corp.	15,593	353
*	PCSB Financial Corp.	18,403	347
	Southern National Bancorp of Virginia Inc.	20,356	346
	Bluerock Residential Growth REIT Inc. Class A	30,936	342
	One Liberty Properties Inc.	13,891	338
	First Mid-Illinois Bancshares Inc.	8,539	328
*	Tejon Ranch Co.	15,279	322
	Home Bancorp Inc.	7,271	304
	First Financial Corp.	6,356	303
*	On Deck Capital Inc.	64,768	302
	Old Line Bancshares Inc.	10,580	296
	KKR Real Estate Finance Trust Inc.	13,999	295
	United Community Financial Corp.	30,678	295
	Clifton Bancorp Inc.	17,235	288
	Citizens & Northern Corp.	11,534	283
	Central Valley Community Bancorp	12,691	283
	Ellington Residential Mortgage REIT	18,917	275
	Federated National Holding Co.	17,478	273
*,^ Health Insurance Innovations Inc. Class A		18,703	271

^ Global Medical REIT Inc.	29,211	262
Bankwell Financial Group Inc.	7,024	259
West Bancorporation Inc.	10,521	257
First Bancorp Inc.	8,424	255
First Financial Northwest Inc.	14,812	252
Financial Institutions Inc.	8,729	251
Reis Inc.	13,938	251
Southern Missouri Bancorp Inc.	6,861	250
MutualFirst Financial Inc.	6,484	249
Xenith Bankshares Inc.	7,651	249
Premier Financial Bancorp Inc.	11,291	246
Stratus Properties Inc.	8,087	245
* HarborOne Bancorp Inc.	13,003	245
* Safeguard Scientifics Inc.	17,824	238
Farmers Capital Bank Corp.	5,595	235
BCB Bancorp Inc.	16,700	233
Bear State Financial Inc.	22,550	231
FNB Bancorp	6,793	230
Northrim BanCorp Inc.	6,516	228
* Southern First Bancshares Inc.	6,250	227
Guaranty Bancshares Inc.	7,086	227
* Regional Management Corp.	9,350	226
Pzena Investment Management Inc. Class A	20,734	226
* Redfin Corp.	8,924	224
Hingham Institution for Savings	1,166	222
* Bank of Princeton	6,934	222
Timberland Bancorp Inc.	6,966	218
Orrstown Financial Services Inc.	8,735	218
* TPG RE Finance Trust Inc.	10,999	217
FS Bancorp Inc.	4,145	214
MidSouth Bancorp Inc.	17,550	211
* Impac Mortgage Holdings Inc.	15,976	209
Gladstone Land Corp.	15,225	207
* Trinity Place Holdings Inc.	29,400	206
County Bancorp Inc.	6,707	202
* Anchor Bancorp Inc.	8,142	202
First Bancshares Inc.	6,589	199
First South Bancorp Inc.	10,694	198
MBT Financial Corp.	17,757	194
Peoples Bancorp of North Carolina Inc.	5,444	194
* Paragon Commercial Corp.	3,421	193
* Ashford Inc.	3,178	193
* Consumer Portfolio Services Inc.	41,851	191
* Community Bankers Trust Corp.	20,507	189
Cherry Hill Mortgage Investment Corp.	10,392	188
* Sunshine Bancorp Inc.	7,967	185
Clipper Realty Inc.	17,277	185
Summit Financial Group Inc.	7,131	183
LCNB Corp.	8,660	181
* Maui Land & Pineapple Co. Inc.	12,826	179
Investar Holding Corp.	7,382	178
* ASB Bancorp Inc.	3,933	177
Civista Bancshares Inc.	7,813	175
Fidelity & Guaranty Life	5,600	174
Territorial Bancorp Inc.	5,409	171
Commerce Union Bancshares Inc.	7,325	170
* Pacific Mercantile Bancorp	18,332	168

Riverview Bancorp Inc.	19,829	167
Shore Bancshares Inc.	9,877	164
* NI Holdings Inc.	9,094	163
^ Wheeler REIT Inc.	13,699	158
Safety Income and Growth Inc.	8,480	158
Middlefield Banc Corp.	3,371	155
Hamilton Lane Inc. Class A	5,743	154
Peoples Financial Services Corp.	3,154	151
Community Financial Corp.	4,225	149
ACNB Corp.	5,366	149
Kingstone Cos. Inc.	9,063	148
Codorus Valley Bancorp Inc.	4,748	146
Penns Woods Bancorp Inc.	3,095	144
First Guaranty Bancshares Inc.	5,337	144
US Global Investors Inc. Class A	67,397	144
Oppenheimer Holdings Inc. Class A	8,231	143
Chemung Financial Corp.	2,866	135
Granite Point Mortgage Trust Inc.	6,810	128
First Bank	9,436	126
Owens Realty Mortgage Inc.	6,865	125
DNB Financial Corp.	3,536	124
* WMIH Corp.	128,540	122
* Altisource Asset Management Corp.	1,486	119
Tiptree Financial Inc. Class A	19,060	119
* Hallmark Financial Services Inc.	9,970	116
American River Bankshares	8,250	116
Unity Bancorp Inc.	5,832	115
Griffin Industrial Realty Inc.	3,138	114
Old Point Financial Corp.	3,388	110
Two River Bancorp	5,385	107
1st Constitution Bancorp	5,854	106
First Business Financial Services Inc.	4,664	106
Innovative Industrial Properties Inc.	5,665	106
* Select Bancorp Inc.	8,982	105
Greene County Bancorp Inc.	3,463	104
Union Bankshares Inc.	2,105	102
Northeast Bancorp	3,877	101
* First Northwest Bancorp	5,898	101
* Intersections Inc.	29,837	101
Sun Bancorp Inc.	4,009	100
Bank of the James Financial Group Inc.	6,570	95
Sotherly Hotels Inc.	16,065	95
* Atlantic Coast Financial Corp.	10,698	94
Wolverine Bancorp Inc.	2,124	91
* Aspen Group Inc.	14,384	90
* Bancorp of New Jersey Inc.	4,942	90
* Malvern Bancorp Inc.	3,320	89
Sussex Bancorp	3,713	88
* First Acceptance Corp.	79,063	85
* Royal Bancshares of Pennsylvania Inc.	18,952	85
* Provident Bancorp Inc.	3,560	82
Independence Holding Co.	3,224	81
* Performant Financial Corp.	42,864	78
CB Financial Services Inc.	2,560	76
Evans Bancorp Inc.	1,680	73
Provident Financial Holdings Inc.	3,696	72
First Savings Financial Group Inc.	1,315	70

*	SmartFinancial Inc.	2,888	69
	Plumas Bancorp	3,227	67
	Manhattan Bridge Capital Inc.	11,513	67
*	Capstar Financial Holdings Inc.	3,168	62
	Five Oaks Investment Corp.	13,706	61
	Federal Agricultural Mortgage Corp. Class A	821	61
	SI Financial Group Inc.	4,008	60
	California First National Bancorp	3,223	58
	Global Self Storage Inc.	11,862	56
	Parke Bancorp Inc.	2,529	56
	Macatawa Bank Corp.	4,802	49
*	Bay Bancorp Inc.	4,284	49
	HopFed Bancorp Inc.	3,323	48
	Enterprise Bancorp Inc.	1,270	46
*,^ Cohen & Co. Inc.		3,964	44
	PB Bancorp Inc.	4,217	44
	Atlantic American Corp.	13,880	44
*,^ Walter Investment Management Corp.		58,239	34
	Mackinac Financial Corp.	2,007	31
	First US Bancshares Inc.	2,669	31
	RAIT Financial Trust	41,189	30
	Fifth Street Asset Management Inc.	7,660	30
*	Conifer Holdings Inc.	4,822	29
*	Coastway Bancorp Inc.	1,443	29
	MSB Financial Corp.	1,554	28
	Blue Capital Reinsurance Holdings Ltd.	1,567	26
*	RBB Bancorp	1,031	24
*	Asta Funding Inc.	2,806	21
	Prudential Bancorp Inc.	1,100	20
	Eagle Bancorp Montana Inc.	1,015	19
*	Randolph Bancorp Inc.	1,217	19
	Manning & Napier Inc.	4,280	17
*	Entegra Financial Corp.	547	14
	Medley Management Inc. Class A	2,078	13
*	Severn Bancorp Inc.	1,641	11
	WVS Financial Corp.	623	10
*	Jason Industries Inc.	2,757	4
	Pathfinder Bancorp Inc.	234	4
	AmeriServ Financial Inc.	887	4
	United Bancorp Inc.	197	2
	Porter Bancorp Inc.	131	2
*	FlexShopper Inc.	250	1
	Bancorp 34 Inc.	87	1
*	National Holdings Corp.	454	1
*	Equitable Financial Corp.	68	1
			8,551,400
Health Care (13.2%)
	Johnson & Johnson	4,302,328	559,346
	Pfizer Inc.	9,536,099	340,439
	UnitedHealth Group Inc.	1,548,228	303,220
	Merck & Co. Inc.	4,374,692	280,112
	AbbVie Inc.	2,556,904	227,206
	Amgen Inc.	1,171,244	218,378
*	Celgene Corp.	1,257,565	183,378
	Gilead Sciences Inc.	2,094,720	169,714
	Medtronic plc	2,178,010	169,384
	Bristol-Myers Squibb Co.	2,633,480	167,858

Abbott Laboratories	2,789,797	148,864
Eli Lilly & Co.	1,593,363	136,296
Thermo Fisher Scientific Inc.	642,168	121,498
Allergan plc	536,742	110,005
* Biogen Inc.	340,394	106,584
Aetna Inc.	532,931	84,741
Anthem Inc.	421,768	80,085
Cigna Corp.	405,069	75,724
Becton Dickinson and Co.	365,588	71,637
Stryker Corp.	481,849	68,432
* Boston Scientific Corp.	2,215,165	64,616
* Intuitive Surgical Inc.	59,902	62,650
* Vertex Pharmaceuticals Inc.	406,056	61,737
* Express Scripts Holding Co.	930,304	58,907
* Regeneron Pharmaceuticals Inc.	127,181	56,865
Humana Inc.	232,151	56,559
Zoetis Inc.	788,659	50,285
Baxter International Inc.	788,991	49,509
* Alexion Pharmaceuticals Inc.	341,276	47,878
* Illumina Inc.	235,486	46,909
Zimmer Biomet Holdings Inc.	326,643	38,247
CR Bard Inc.	116,717	37,408
* Edwards Lifesciences Corp.	340,793	37,252
* HCA Healthcare Inc.	464,008	36,930
* Incyte Corp.	282,732	33,006
* BioMarin Pharmaceutical Inc.	286,633	26,677
* Mylan NV	824,604	25,868
* Centene Corp.	265,153	25,659
* Laboratory Corp. of America Holdings	163,608	24,700
* Quintiles IMS Holdings Inc.	239,479	22,767
Dentsply Sirona Inc.	366,585	21,925
* IDEXX Laboratories Inc.	140,835	21,898
* Waters Corp.	121,489	21,810
* Align Technology Inc.	115,546	21,523
* Henry Schein Inc.	253,856	20,814
Quest Diagnostics Inc.	218,772	20,486
Cooper Cos. Inc.	78,255	18,555
Perrigo Co. plc	216,711	18,345
ResMed Inc.	226,585	17,438
Teleflex Inc.	71,947	17,409
* Hologic Inc.	447,727	16,427
Universal Health Services Inc. Class B	142,124	15,767
* Alnylam Pharmaceuticals Inc.	131,352	15,433
* Varian Medical Systems Inc.	147,147	14,724
* DaVita Inc.	246,489	14,639
* Kite Pharma Inc.	77,481	13,932
* Jazz Pharmaceuticals plc	91,193	13,337
* Alkermes plc	244,735	12,442
* WellCare Health Plans Inc.	71,248	12,236
STERIS plc	135,872	12,011
* ABIOMED Inc.	68,590	11,564
West Pharmaceutical Services Inc.	117,761	11,336
* Exelixis Inc.	467,318	11,323
* Ionis Pharmaceuticals Inc.	198,212	10,049
* Bluebird Bio Inc.	72,383	9,942
* Bioverativ Inc.	173,029	9,875
* Exact Sciences Corp.	189,390	8,924

*	Envision Healthcare Corp.	197,456	8,876
*	Neurocrine Biosciences Inc.	140,846	8,631
*	Catalent Inc.	211,606	8,447
*	Charles River Laboratories International Inc.	76,118	8,222
*	Seattle Genetics Inc.	148,586	8,085
	Hill-Rom Holdings Inc.	105,361	7,797
*	TESARO Inc.	60,239	7,777
*	United Therapeutics Corp.	66,304	7,770
*	Bio-Rad Laboratories Inc. Class A	33,332	7,407
*	PAREXEL International Corp.	83,146	7,323
	Bio-Techne Corp.	59,654	7,212
	HealthSouth Corp.	153,345	7,108
*	Alere Inc.	139,012	7,088
*,^ DexCom Inc.		138,124	6,758
*	MEDNAX Inc.	148,943	6,422
*	Masimo Corp.	74,142	6,418
*	INC Research Holdings Inc. Class A	121,703	6,365
*,^ Acadia Healthcare Co. Inc.		130,927	6,253
*	PRA Health Sciences Inc.	80,059	6,098
*	Clovis Oncology Inc.	73,707	6,073
*	Juno Therapeutics Inc.	134,404	6,029
*	Puma Biotechnology Inc.	50,307	6,024
	Healthcare Services Group Inc.	110,954	5,988
*	Nektar Therapeutics Class A	248,341	5,960
*,^ ACADIA Pharmaceuticals Inc.		156,065	5,879
*	Mallinckrodt plc	155,061	5,795
*	FibroGen Inc.	107,368	5,776
*	Portola Pharmaceuticals Inc.	102,043	5,513
	Cantel Medical Corp.	56,685	5,338
	Patterson Cos. Inc.	132,073	5,105
*	Insulet Corp.	92,554	5,098
	Bruker Corp.	166,272	4,947
*	Integra LifeSciences Holdings Corp.	96,926	4,893
*	Molina Healthcare Inc.	68,547	4,713
*	Akorn Inc.	139,745	4,638
*	VWR Corp.	136,791	4,529
*	NuVasive Inc.	81,100	4,498
*	Neogen Corp.	58,045	4,496
*	ICU Medical Inc.	23,804	4,424
*	Sarepta Therapeutics Inc.	97,257	4,412
*	Agios Pharmaceuticals Inc.	65,667	4,383
*,^ Spark Therapeutics Inc.		48,560	4,330
*	Prestige Brands Holdings Inc.	84,673	4,241
*	Wright Medical Group NV	163,883	4,240
*	Ligand Pharmaceuticals Inc.	30,310	4,127
*	Penumbra Inc.	44,585	4,026
*	Myriad Genetics Inc.	110,815	4,009
*	Array BioPharma Inc.	324,829	3,995
*	Medicines Co.	106,392	3,941
*,^ Amicus Therapeutics Inc.		258,688	3,901
*	Haemonetics Corp.	84,084	3,773
*	LifePoint Health Inc.	64,537	3,737
*	Insmed Inc.	119,026	3,715
*,^ OPKO Health Inc.		538,402	3,693
*	Nevro Corp.	39,982	3,634
*	Halyard Health Inc.	75,039	3,379
*	Ironwood Pharmaceuticals Inc. Class A	214,221	3,378

*	Sage Therapeutics Inc.	53,791	3,351
*	Blueprint Medicines Corp.	47,712	3,324
*	Horizon Pharma plc	260,572	3,304
*	Magellan Health Inc.	38,154	3,293
*	Globus Medical Inc.	110,005	3,269
*	Halozyme Therapeutics Inc.	187,394	3,255
*	Ultragenyx Pharmaceutical Inc.	61,073	3,253
*	Loxo Oncology Inc.	34,935	3,218
*	Merit Medical Systems Inc.	75,820	3,211
*	Brookdale Senior Living Inc.	298,652	3,166
*	Select Medical Holdings Corp.	163,065	3,131
*	Supernus Pharmaceuticals Inc.	76,584	3,063
*	Corcept Therapeutics Inc.	154,832	2,988
*	Avexis Inc.	30,263	2,927
*	Omnicell Inc.	56,484	2,883
	Owens & Minor Inc.	97,905	2,859
*	NxStage Medical Inc.	102,705	2,835
*	Aerie Pharmaceuticals Inc.	57,482	2,794
*	Endo International plc	321,711	2,755
*	Amedisys Inc.	48,815	2,732
*	HMS Holdings Corp.	133,673	2,655
*,^ Tenet Healthcare Corp.		159,255	2,617
*	Tivity Health Inc.	62,129	2,535
*	Radius Health Inc.	62,421	2,406
*	Impax Laboratories Inc.	118,333	2,402
	CONMED Corp.	45,534	2,389
*	Inogen Inc.	25,003	2,378
*	Immunomedics Inc.	170,054	2,377
*	Repligen Corp.	60,071	2,302
*	Pacira Pharmaceuticals Inc.	61,293	2,302
*	Acceleron Pharma Inc.	59,779	2,231
*	Emergent BioSolutions Inc.	55,000	2,225
*	Momenta Pharmaceuticals Inc.	120,112	2,222
*	Teladoc Inc.	66,666	2,210
*	Theravance Biopharma Inc.	62,932	2,155
*	Novocure Ltd.	105,613	2,096
*,^ Dynavax Technologies Corp.		94,398	2,030
*	Varex Imaging Corp.	59,382	2,009
*	Natus Medical Inc.	52,949	1,986
*	Sangamo Therapeutics Inc.	132,351	1,985
*	OraSure Technologies Inc.	87,623	1,972
*	Global Blood Therapeutics Inc.	61,886	1,922
*	Quidel Corp.	43,483	1,907
*	MiMedx Group Inc.	158,583	1,884
	Analogic Corp.	22,408	1,877
*	Innoviva Inc.	128,225	1,811
*	Acorda Therapeutics Inc.	75,567	1,787
*,^ Intrexon Corp.		93,029	1,768
*	LHC Group Inc.	24,529	1,740
*	Five Prime Therapeutics Inc.	42,333	1,732
	Abaxis Inc.	38,694	1,728
	Atrion Corp.	2,552	1,715
*	BioTelemetry Inc.	50,927	1,681
*	Spectrum Pharmaceuticals Inc.	116,518	1,639
*	Arena Pharmaceuticals Inc.	63,825	1,628
	Ensign Group Inc.	70,852	1,601
*,^ Intercept Pharmaceuticals Inc.		27,390	1,590

*	Esperion Therapeutics Inc.	31,239	1,566
*	MyoKardia Inc.	36,358	1,558
*	Cardiovascular Systems Inc.	55,298	1,557
*	Anika Therapeutics Inc.	26,528	1,539
*,^ Omeros Corp.		70,786	1,530
*	Epizyme Inc.	76,361	1,455
*	Retrophin Inc.	58,017	1,444
*	REGENXBIO Inc.	43,642	1,438
*	Xencor Inc.	60,923	1,396
*,^ TherapeuticsMD Inc.		263,302	1,393
*	Aimmune Therapeutics Inc.	55,758	1,382
*	Dermira Inc.	50,393	1,361
*,^ Community Health Systems Inc.		175,808	1,350
*	Intersect ENT Inc.	42,897	1,336
*	K2M Group Holdings Inc.	62,072	1,317
*	Alder Biopharmaceuticals Inc.	104,539	1,281
*	AtriCure Inc.	56,977	1,275
*	Almost Family Inc.	23,300	1,251
*	CryoLife Inc.	55,011	1,249
*	iRhythm Technologies Inc.	24,028	1,247
*,^ Zogenix Inc.		35,507	1,245
*	PTC Therapeutics Inc.	61,989	1,240
*	PharMerica Corp.	42,306	1,240
*,^ ZIOPHARM Oncology Inc.		200,575	1,232
*	Akebia Therapeutics Inc.	61,705	1,214
*	Enanta Pharmaceuticals Inc.	25,888	1,212
*,^ Eagle Pharmaceuticals Inc.		20,059	1,196
*	Orthofix International NV	25,303	1,196
*	AngioDynamics Inc.	68,412	1,169
*	Heron Therapeutics Inc.	71,658	1,157
*	Glaukos Corp.	34,748	1,147
*	Genomic Health Inc.	35,606	1,143
*	NeoGenomics Inc.	101,529	1,130
*	Vanda Pharmaceuticals Inc.	62,445	1,118
*	ImmunoGen Inc.	145,134	1,110
	Luminex Corp.	54,378	1,105
*,^ Aclaris Therapeutics Inc.		42,529	1,098
*	Editas Medicine Inc.	45,636	1,096
*	CorVel Corp.	19,928	1,084
*	Cytokinetics Inc.	74,513	1,080
*,^ Intra-Cellular Therapies Inc. Class A		68,139	1,075
*	MacroGenics Inc.	58,105	1,074
*	AMAG Pharmaceuticals Inc.	57,976	1,070
*	Amphastar Pharmaceuticals Inc.	59,549	1,064
*,^ Keryx Biopharmaceuticals Inc.		149,610	1,062
*,^ Accelerate Diagnostics Inc.		46,889	1,053
	US Physical Therapy Inc.	16,711	1,027
*	Lantheus Holdings Inc.	55,304	984
*,^ Foundation Medicine Inc.		24,395	981
*	Revance Therapeutics Inc.	34,968	963
*	La Jolla Pharmaceutical Co.	27,652	962
*,^ Synergy Pharmaceuticals Inc.		330,857	959
*,^ Lannett Co. Inc.		51,813	956
*,^ Flexion Therapeutics Inc.		39,424	953
*	Tactile Systems Technology Inc.	30,363	940
*	SciClone Pharmaceuticals Inc.	83,687	937
*,^ Achaogen Inc.		58,583	934

*	Lexicon Pharmaceuticals Inc.	75,223	924
*	Inovio Pharmaceuticals Inc.	145,304	921
*	Ignyta Inc.	74,379	919
*	HealthStream Inc.	39,254	917
*	Cutera Inc.	22,127	915
*,^ TG Therapeutics Inc.		75,508	895
*	Heska Corp.	10,072	887
	Invacare Corp.	56,091	883
	Kindred Healthcare Inc.	129,330	879
*	Achillion Pharmaceuticals Inc.	195,060	876
*	Paratek Pharmaceuticals Inc.	34,225	859
*	Pacific Biosciences of California Inc.	161,994	850
*	PDL BioPharma Inc.	243,265	825
	Meridian Bioscience Inc.	57,623	824
	LeMaitre Vascular Inc.	21,984	823
*	Enzo Biochem Inc.	78,444	821
*	Triple-S Management Corp. Class B	34,096	807
*	Assembly Biosciences Inc.	23,112	807
*	BioCryst Pharmaceuticals Inc.	153,103	802
*	Antares Pharma Inc.	247,378	801
*	Coherus Biosciences Inc.	59,916	800
*	AxoGen Inc.	41,296	799
*	Iovance Biotherapeutics Inc.	100,989	783
*	Progenics Pharmaceuticals Inc.	106,257	782
*	ANI Pharmaceuticals Inc.	14,645	769
*	GenMark Diagnostics Inc.	79,100	762
*	ChemoCentryx Inc.	101,512	753
*	Exactech Inc.	22,828	752
*	CytomX Therapeutics Inc.	40,360	733
*	Audentes Therapeutics Inc.	25,808	723
*	Karyopharm Therapeutics Inc.	64,503	708
*,^ Abeona Therapeutics Inc.		39,565	675
*,^ AVEO Pharmaceuticals Inc.		182,366	666
	National HealthCare Corp.	10,392	650
*	AnaptysBio Inc.	18,414	644
*	Natera Inc.	49,561	639
*,^ Calithera Biosciences Inc.		40,513	638
*	Aduro Biotech Inc.	58,693	625
*,^ Rockwell Medical Inc.		72,976	625
*,^ Geron Corp.		286,050	624
*,^ Adamas Pharmaceuticals Inc.		29,193	618
*	Accuray Inc.	153,706	615
*	RadNet Inc.	52,951	612
*	Reata Pharmaceuticals Inc. Class A	19,508	607
*	Agenus Inc.	129,157	570
*	Atara Biotherapeutics Inc.	34,338	568
*	Invitae Corp.	59,984	562
*,^ BioScrip Inc.		202,624	557
*	Capital Senior Living Corp.	44,313	556
*	Depomed Inc.	95,471	553
*,^ Cara Therapeutics Inc.		40,234	551
*,^ Bellicum Pharmaceuticals Inc.		47,386	547
*	Sucampo Pharmaceuticals Inc. Class A	45,994	543
*	Endologix Inc.	120,469	537
*	STAAR Surgical Co.	42,792	533
*	BioSpecifics Technologies Corp.	11,396	530
*	Addus HomeCare Corp.	14,999	529

*	Cerus Corp.	190,629	520
*	Cymabay Therapeutics Inc.	64,414	519
*	Celldex Therapeutics Inc.	181,267	518
*	Idera Pharmaceuticals Inc.	229,955	513
*	Tetraphase Pharmaceuticals Inc.	74,832	512
*	NanoString Technologies Inc.	31,169	504
*,^ Teligent Inc.		73,976	496
*	Novavax Inc.	434,798	496
*	Curis Inc.	330,318	492
*	Seres Therapeutics Inc.	30,655	492
*	Concert Pharmaceuticals Inc.	33,187	489
*	Surmodics Inc.	15,789	489
*	Rigel Pharmaceuticals Inc.	191,000	485
*	Akcea Therapeutics Inc.	17,231	477
*,^ Corbus Pharmaceuticals Holdings Inc.		65,306	467
*	Voyager Therapeutics Inc.	22,375	461
*	Corium International Inc.	41,266	457
*	Kura Oncology Inc.	30,531	456
*	Arrowhead Pharmaceuticals Inc.	104,032	450
*,^ Insys Therapeutics Inc.		49,778	442
*	Durect Corp.	245,877	435
*	Selecta Biosciences Inc.	23,823	435
*	BioTime Inc.	149,183	424
*	Entellus Medical Inc.	22,916	423
*	R1 RCM Inc.	109,232	405
*	Athersys Inc.	193,905	399
*	GlycoMimetics Inc.	28,441	398
*	Jounce Therapeutics Inc.	24,882	388
*	Stemline Therapeutics Inc.	34,593	384
*,^ Senseonics Holdings Inc.		118,523	378
*,^ Organovo Holdings Inc.		166,132	369
*	NewLink Genetics Corp.	35,936	366
*	Chimerix Inc.	68,906	362
*	Minerva Neurosciences Inc.	47,596	362
*	Aratana Therapeutics Inc.	58,776	360
*	Intellia Therapeutics Inc.	14,279	355
*	Collegium Pharmaceutical Inc.	33,556	352
*,^ Kadmon Holdings Inc.		105,038	352
*	Medpace Holdings Inc.	10,591	338
*	Mirati Therapeutics Inc.	28,400	332
*	Syros Pharmaceuticals Inc.	22,419	330
*	Ardelyx Inc.	58,707	329
*	Catalyst Pharmaceuticals Inc.	130,153	328
*	Madrigal Pharmaceuticals Inc.	7,230	325
*	Sientra Inc.	19,622	302
	Utah Medical Products Inc.	4,064	299
*	Surgery Partners Inc.	28,735	297
*	Vericel Corp.	49,399	296
*	Kindred Biosciences Inc.	37,706	296
*,^ MannKind Corp.		134,589	292
*	BioDelivery Sciences International Inc.	97,485	288
*	Cascadian Therapeutics Inc.	70,257	287
*	Edge Therapeutics Inc.	26,661	286
*	Neos Therapeutics Inc.	30,902	283
*,^ Advaxis Inc.		67,454	282
*,^ AcelRx Pharmaceuticals Inc.		60,947	280
*	Merrimack Pharmaceuticals Inc.	19,124	278

*	Civitas Solutions Inc.	14,700	271
*,^ Adamis Pharmaceuticals Corp.		51,619	270
*	Syndax Pharmaceuticals Inc.	22,773	266
*	Cempra Inc.	81,608	265
*	PetIQ Inc.	9,663	262
*	Veracyte Inc.	28,822	253
*	Clearside Biomedical Inc.	28,477	249
*,^ Anavex Life Sciences Corp.		59,729	247
*	Fortress Biotech Inc.	55,768	246
*	Verastem Inc.	52,022	244
*,^ CytoSorbents Corp.		39,372	244
*	Corindus Vascular Robotics Inc.	160,288	244
*	MediciNova Inc.	38,088	243
*	Molecular Templates Inc.	34,362	239
*	Quorum Health Corp.	46,058	239
*	FONAR Corp.	7,627	233
*	Savara Inc.	24,789	232
*	RTI Surgical Inc.	50,534	230
*	American Renal Associates Holdings Inc.	15,080	226
*	Kala Pharmaceuticals Inc.	9,879	226
*	Protagonist Therapeutics Inc.	12,627	223
*	Immune Design Corp.	21,347	221
*	Conatus Pharmaceuticals Inc.	39,393	216
*	Adverum Biotechnologies Inc.	58,394	213
*	ConforMIS Inc.	60,399	213
*	ViewRay Inc.	36,733	212
*	Vital Therapies Inc.	41,508	210
*	Dicerna Pharmaceuticals Inc.	35,621	205
*	Recro Pharma Inc.	22,730	204
*	Corvus Pharmaceuticals Inc.	12,762	203
*	AAC Holdings Inc.	20,461	203
*	Fate Therapeutics Inc.	51,200	203
*,^ Ocular Therapeutix Inc.		32,143	199
*	Peregrine Pharmaceuticals Inc.	62,088	195
*	NantKwest Inc.	35,444	194
*	Fluidigm Corp.	38,006	192
*	SeaSpine Holdings Corp.	16,794	188
*	Invuity Inc.	20,924	186
*	XOMA Corp.	9,419	185
*,^ Synthetic Biologics Inc.		197,979	185
*	Alpine Immune Sciences Inc.	15,920	185
*	Alimera Sciences Inc.	132,811	179
*	CTI BioPharma Corp.	55,680	178
*	Tocagen Inc.	14,100	176
	Digirad Corp.	50,710	175
*,^ Dova Pharmaceuticals Inc.		7,199	175
*	Harvard Bioscience Inc.	45,022	169
*	Asterias Biotherapeutics Inc.	48,913	166
*	OncoMed Pharmaceuticals Inc.	36,557	165
*	MEI Pharma Inc.	61,287	164
*	ArQule Inc.	144,161	160
*	Cumberland Pharmaceuticals Inc.	22,400	158
*	Trevena Inc.	61,687	157
*	Cidara Therapeutics Inc.	19,104	155
*	Bovie Medical Corp.	45,545	154
*	Juniper Pharmaceuticals Inc.	33,510	152
*	Palatin Technologies Inc.	229,389	152

*	Aldeyra Therapeutics Inc.	20,614	148
*	Spring Bank Pharmaceuticals Inc.	8,729	147
*	Marinus Pharmaceuticals Inc.	24,992	147
*	Calyxt Inc.	5,985	147
*	Ophthotech Corp.	51,069	144
*	Otonomy Inc.	42,305	137
*,^ XBiotech Inc.		30,917	135
*,^ Zynerba Pharmaceuticals Inc.		16,129	135
*	Deciphera Pharmaceuticals Inc.	7,000	133
*,^ T2 Biosystems Inc.		30,800	129
*,^ Ampio Pharmaceuticals Inc.		211,096	129
*	Mersana Therapeutics Inc.	7,319	127
*	G1 Therapeutics Inc.	5,066	126
*	Endocyte Inc.	89,055	126
*,^ KalVista Pharmaceuticals Inc.		18,626	124
*	Agile Therapeutics Inc.	26,778	119
*	NantHealth Inc.	27,254	112
*,^ Regulus Therapeutics Inc.		88,514	111
*	Sienna Biopharmaceuticals Inc.	4,909	109
*	Infinity Pharmaceuticals Inc.	82,003	109
*	Oncocyte Corp.	14,374	109
	Psychemedics Corp.	5,861	108
*	Cogentix Medical Inc.	41,986	107
*	Applied Genetic Technologies Corp.	26,390	104
*,^ Novan Inc.		18,551	104
*	Sorrento Therapeutics Inc.	60,700	103
*	Zafgen Inc.	29,236	103
*	Electromed Inc.	13,997	102
*	VIVUS Inc.	103,052	102
*	Histogenics Corp.	51,282	102
*	Ra Pharmaceuticals Inc.	6,825	100
*	Versartis Inc.	39,376	96
*,^ ContraVir Pharmaceuticals Inc.		184,408	96
*,^ Sophiris Bio Inc.		44,768	96
*	Egalet Corp.	72,992	93
*	Aevi Genomic Medicine Inc.	73,162	92
*	Alphatec Holdings Inc.	39,700	90
*	Aptevo Therapeutics Inc.	38,844	89
*	Sunesis Pharmaceuticals Inc.	45,662	89
*	AzurRx BioPharma Inc.	21,962	88
*	Ohr Pharmaceutical Inc.	120,454	87
*	IRIDEX Corp.	9,137	86
*	Galectin Therapeutics Inc.	40,091	85
*	BrainStorm Cell Therapeutics Inc.	20,475	84
*,^ Cancer Genetics Inc.		31,225	84
*	KemPharm Inc.	22,782	84
*	Second Sight Medical Products Inc.	70,198	84
*	Pfenex Inc.	27,644	83
*	Fulgent Genetics Inc.	16,903	80
*	Wright Medical Group Inc. CVR Exp. 12/31/2049	50,806	80
*	pSivida Corp.	65,788	79
*,^ Pulse Biosciences Inc.		3,928	73
*	Rexahn Pharmaceuticals Inc.	29,763	72
*,^ Nobilis Health Corp.		47,353	71
*	InfuSystem Holdings Inc.	34,480	71
*	Vermillion Inc.	38,754	70
*	Myomo Inc.	10,964	66

*,^ Navidea Biopharmaceuticals Inc.		158,410	66
*,^ Obalon Therapeutics Inc.		6,693	64
*	Actinium Pharmaceuticals Inc.	106,660	61
*	PLx Pharma Inc.	9,435	61
*	Chembio Diagnostics Inc.	9,700	60
*	Axsome Therapeutics Inc.	10,498	58
*,^ Sensus Healthcare Inc.		11,527	57
*,^ GTx Inc.		6,969	57
*,^ NanoViricides Inc.		49,787	57
*	iBio Inc.	177,100	57
*	Gemphire Therapeutics Inc.	5,910	56
*	vTv Therapeutics Inc. Class A	9,072	54
*	Misonix Inc.	5,308	53
*	aTyr Pharma Inc.	10,368	52
*	Genocea Biosciences Inc.	35,789	52
*	ADMA Biologics Inc.	16,162	50
*	CASI Pharmaceuticals Inc.	28,104	50
*,^ CytRx Corp.		117,384	48
*	Eiger BioPharmaceuticals Inc.	4,210	46
*	Biolase Inc.	75,667	46
*	SCYNEXIS Inc.	18,659	45
*	Viveve Medical Inc.	8,570	45
*,^ Moleculin Biotech Inc.		17,452	42
*	Ovid therapeutics Inc.	4,600	39
*	OvaScience Inc.	27,700	39
*	ContraFect Corp.	35,352	39
*,^ Anthera Pharmaceuticals Inc.		27,078	39
*,^ Orexigen Therapeutics Inc.		17,540	37
*	ARCA biopharma Inc.	32,141	35
*	Dimension Therapeutics Inc.	5,498	33
*,^ Apricus Biosciences Inc.		18,858	32
*	Aeglea BioTherapeutics Inc.	6,600	31
*	Five Star Senior Living Inc.	19,810	31
	Pain Therapeutics Inc.	7,306	30
*	AdCare Health Systems Inc.	28,860	26
	MGC Diagnostics Corp.	2,800	25
*	Genesis Healthcare Inc.	21,297	25
*	Sonoma Pharmaceuticals Inc.	4,719	25
*	Matinas BioPharma Holdings Inc.	18,580	25
*	Catabasis Pharmaceuticals Inc.	10,960	23
*	Vical Inc.	9,624	23
*	CareDx Inc.	5,610	21
*,^ Presbia plc		4,139	19
*	Flex Pharma Inc.	5,140	18
	Diversicare Healthcare Services Inc.	1,413	16
*	Chiasma Inc.	6,057	15
*	Aileron Therapeutics Inc.	1,117	15
*	CorMedix Inc.	23,800	12
*,^ Biocept Inc.		9,361	12
*	BioLife Solutions Inc.	1,962	11
*	Fibrocell Science Inc.	3,067	9
*	CAS Medical Systems Inc.	10,200	9
	Pernix Therapeutics Holdings Inc.	2,881	9
*,^ Alliqua BioMedical Inc.		22,830	8
*	Galena Biopharma Inc.	20,884	7
*	Caladrius Biosciences Inc.	1,820	7
*	Altimmune Inc.	2,182	5

*	Leap Therapeutics Inc.	838	5
*,^ Tandem Diabetes Care Inc.		6,010	4
*	Biomerica Inc.	1,300	4
*,^ CEL-SCI Corp.		2,052	3
*,^ Dare Bioscience Inc.		1,040	3
*,^ InVivo Therapeutics Holdings Corp.		2,160	3
*,^ Aethlon Medical Inc.		1,232	2
*	Avinger Inc.	4,768	2
*	Amedica Corp.	5,027	1
*	Cytori Therapeutics Inc.	3,276	1
	Daxor Corp.	161	1
*,^ BioPharmX Corp.		2,553	1
*,^ Argos Therapeutics Inc.		3,850	1
*	Aviragen Therapeutics Inc.	917	1
*	Hemispherx Biopharma Inc.	895	—
*	Milestone Scientific Inc.	200	—
			5,506,544
Industrials (13.2%)
	General Electric Co.	13,870,321	335,384
	Boeing Co.	899,137	228,570
	3M Co.	953,616	200,164
	Honeywell International Inc.	1,215,136	172,233
	Union Pacific Corp.	1,280,022	148,444
	Accenture plc Class A	991,561	133,930
	United Technologies Corp.	1,150,304	133,527
	United Parcel Service Inc. Class B	1,100,092	132,110
	Lockheed Martin Corp.	391,294	121,415
	Caterpillar Inc.	947,730	118,191
*	PayPal Holdings Inc.	1,834,057	117,435
	FedEx Corp.	386,920	87,281
	Raytheon Co.	465,843	86,917
	Danaher Corp.	1,004,276	86,147
	General Dynamics Corp.	409,191	84,121
	Northrop Grumman Corp.	280,021	80,568
	CSX Corp.	1,389,905	75,416
	Automatic Data Processing Inc.	677,708	74,087
	Illinois Tool Works Inc.	467,060	69,106
	Emerson Electric Co.	1,026,674	64,516
	Deere & Co.	512,723	64,393
	Norfolk Southern Corp.	462,201	61,121
	Johnson Controls International plc	1,500,791	60,467
	Waste Management Inc.	706,217	55,276
	Eaton Corp. plc	714,291	54,850
	Fidelity National Information Services Inc.	532,346	49,716
	Sherwin-Williams Co.	134,870	48,289
	TE Connectivity Ltd.	567,429	47,131
*	Fiserv Inc.	339,422	43,772
	Cummins Inc.	256,137	43,039
	Amphenol Corp. Class A	493,961	41,809
	PACCAR Inc.	568,329	41,113
	Roper Technologies Inc.	164,555	40,053
	Parker-Hannifin Corp.	212,917	37,265
	Rockwell Automation Inc.	205,858	36,686
	Ingersoll-Rand plc	409,279	36,495
	Fortive Corp.	500,782	35,450
	Rockwell Collins Inc.	260,942	34,108
	Agilent Technologies Inc.	515,172	33,074

Paychex Inc.	516,881	30,992
Waste Connections Inc.	421,550	29,492
* Mettler-Toledo International Inc.	41,285	25,851
Vulcan Materials Co.	214,317	25,632
Republic Services Inc. Class A	378,386	24,996
AMETEK Inc.	372,646	24,610
L3 Technologies Inc.	126,478	23,832
Ball Corp.	566,764	23,407
WestRock Co.	412,242	23,386
Global Payments Inc.	243,865	23,174
Dover Corp.	248,718	22,730
* FleetCor Technologies Inc.	146,723	22,708
Fastenal Co.	462,512	21,081
* Verisk Analytics Inc. Class A	251,183	20,896
Martin Marietta Materials Inc.	100,369	20,699
Textron Inc.	382,855	20,628
Masco Corp.	510,727	19,923
Cintas Corp.	134,646	19,427
^ TransDigm Group Inc.	74,868	19,140
* United Rentals Inc.	135,192	18,757
* Vantiv Inc. Class A	263,770	18,588
Kansas City Southern	169,496	18,421
Xylem Inc.	287,489	18,005
Pentair plc	262,066	17,810
Total System Services Inc.	264,973	17,356
Packaging Corp. of America	150,537	17,264
Expeditors International of Washington Inc.	288,172	17,250
CH Robinson Worldwide Inc.	225,167	17,135
Alliance Data Systems Corp.	75,526	16,733
Fortune Brands Home & Security Inc.	246,136	16,548
Huntington Ingalls Industries Inc.	72,941	16,517
^ WW Grainger Inc.	89,370	16,064
* Trimble Inc.	404,545	15,878
JB Hunt Transport Services Inc.	140,813	15,642
* CoStar Group Inc.	57,294	15,369
Broadridge Financial Solutions Inc.	187,863	15,183
IDEX Corp.	121,936	14,812
Spirit AeroSystems Holdings Inc. Class A	190,272	14,788
Cognex Corp.	131,729	14,527
AO Smith Corp.	234,745	13,951
Owens Corning	178,979	13,844
Allegion plc	152,335	13,172
* Sensata Technologies Holding NV	273,447	13,145
Sealed Air Corp.	305,191	13,038
* Crown Holdings Inc.	218,299	13,037
* XPO Logistics Inc.	191,742	12,996
Jack Henry & Associates Inc.	124,240	12,771
* First Data Corp. Class A	704,339	12,706
ManpowerGroup Inc.	107,255	12,637
Orbital ATK Inc.	92,398	12,304
* Keysight Technologies Inc.	295,083	12,293
PerkinElmer Inc.	175,888	12,131
* TransUnion	249,477	11,790
* Berry Global Group Inc.	207,065	11,730
* HD Supply Holdings Inc.	322,599	11,636
Old Dominion Freight Line Inc.	105,372	11,603
Lennox International Inc.	64,798	11,597

Acuity Brands Inc.	67,696	11,595
Xerox Corp.	345,361	11,497
* Arrow Electronics Inc.	142,045	11,422
Jacobs Engineering Group Inc.	190,893	11,123
Graco Inc.	88,928	10,999
* IPG Photonics Corp.	56,794	10,510
^ Wabtec Corp.	138,173	10,467
Carlisle Cos. Inc.	103,371	10,367
Hubbell Inc. Class B	88,063	10,217
Toro Co.	163,408	10,141
Oshkosh Corp.	119,700	9,880
* Stericycle Inc.	136,363	9,766
Robert Half International Inc.	193,431	9,737
Donaldson Co. Inc.	211,331	9,709
Fluor Corp.	221,096	9,308
Nordson Corp.	78,151	9,261
* Coherent Inc.	39,367	9,258
* Quanta Services Inc.	247,592	9,253
* Zebra Technologies Corp.	84,563	9,182
* AECOM	249,407	9,181
Macquarie Infrastructure Corp.	125,333	9,047
Flowserve Corp.	209,047	8,903
* Knight-Swift Transportation Holdings Inc.	211,744	8,798
Allison Transmission Holdings Inc.	232,944	8,742
Universal Display Corp.	67,674	8,720
Lincoln Electric Holdings Inc.	94,638	8,676
AptarGroup Inc.	100,008	8,632
FLIR Systems Inc.	218,499	8,502
BWX Technologies Inc.	150,674	8,441
Booz Allen Hamilton Holding Corp. Class A	224,927	8,410
Hexcel Corp.	145,519	8,356
MDU Resources Group Inc.	312,593	8,112
* Teledyne Technologies Inc.	50,814	8,089
Sonoco Products Co.	159,161	8,030
AGCO Corp.	108,056	7,971
* WEX Inc.	70,461	7,907
National Instruments Corp.	186,781	7,877
Eagle Materials Inc.	73,766	7,871
HEICO Corp. Class A	103,227	7,866
Watsco Inc.	48,734	7,850
Avnet Inc.	199,382	7,836
Trinity Industries Inc.	243,373	7,764
* Euronet Worldwide Inc.	79,687	7,554
Jabil Inc.	262,671	7,499
* Genesee & Wyoming Inc. Class A	98,342	7,278
Ryder System Inc.	85,638	7,241
Littelfuse Inc.	36,362	7,123
Graphic Packaging Holding Co.	496,247	6,923
Woodward Inc.	88,180	6,844
Landstar System Inc.	67,231	6,700
Bemis Co. Inc.	146,896	6,694
MAXIMUS Inc.	103,781	6,694
Air Lease Corp. Class A	156,793	6,683
Curtiss-Wright Corp.	63,823	6,672
Genpact Ltd.	230,633	6,631
EMCOR Group Inc.	94,932	6,586
* Owens-Illinois Inc.	259,984	6,541

	Crane Co.	80,925	6,473
	Brink's Co.	76,626	6,456
*	CoreLogic Inc.	135,967	6,284
	ITT Inc.	141,748	6,275
*	Louisiana-Pacific Corp.	231,469	6,268
	Terex Corp.	138,663	6,243
	Barnes Group Inc.	81,596	5,748
	Valmont Industries Inc.	36,161	5,717
*	Kirby Corp.	86,284	5,690
	Deluxe Corp.	77,590	5,661
	Regal Beloit Corp.	71,643	5,660
	Timken Co.	112,531	5,463
*	Summit Materials Inc. Class A	170,463	5,460
	Belden Inc.	67,792	5,459
	MSC Industrial Direct Co. Inc. Class A	72,203	5,456
*	Colfax Corp.	128,067	5,333
	Kennametal Inc.	129,174	5,211
	John Bean Technologies Corp.	50,630	5,119
*	Conduent Inc.	318,337	4,988
*	MasTec Inc.	106,146	4,925
	EnerSys	69,444	4,803
*	Itron Inc.	62,012	4,803
*	Clean Harbors Inc.	82,307	4,667
*	Generac Holdings Inc.	100,908	4,635
*	USG Corp.	140,221	4,578
*	RBC Bearings Inc.	36,475	4,565
*	WESCO International Inc.	77,954	4,541
*	Sanmina Corp.	121,245	4,504
*	KLX Inc.	82,822	4,384
	MSA Safety Inc.	54,632	4,344
*	On Assignment Inc.	80,454	4,319
*	Moog Inc. Class A	51,669	4,311
*	Esterline Technologies Corp.	47,768	4,306
	Tetra Tech Inc.	91,546	4,261
*	Trex Co. Inc.	47,218	4,253
*	Rexnord Corp.	163,115	4,145
	Applied Industrial Technologies Inc.	62,572	4,117
	Vishay Intertechnology Inc.	214,505	4,033
	KBR Inc.	224,077	4,006
	Convergys Corp.	150,713	3,902
*	TopBuild Corp.	59,701	3,891
*	Rogers Corp.	29,093	3,878
	GATX Corp.	62,696	3,860
*	Anixter International Inc.	45,368	3,856
*	Meritor Inc.	147,983	3,849
*	WageWorks Inc.	63,406	3,849
*	Aerojet Rocketdyne Holdings Inc.	107,740	3,772
*	II-VI Inc.	91,118	3,750
	UniFirst Corp.	24,735	3,747
	ABM Industries Inc.	89,084	3,716
	Granite Construction Inc.	64,051	3,712
*,^ Cimpress NV		37,501	3,662
	World Fuel Services Corp.	106,590	3,614
*	Navistar International Corp.	81,241	3,580
	Silgan Holdings Inc.	121,211	3,567
*	DigitalGlobe Inc.	99,536	3,509
*	AMN Healthcare Services Inc.	76,628	3,502

*	Armstrong World Industries Inc.	68,328	3,502
*	Advisory Board Co.	65,060	3,489
*	Masonite International Corp.	47,981	3,320
	Mueller Water Products Inc. Class A	256,363	3,281
*	Builders FirstSource Inc.	179,674	3,232
	Exponent Inc.	43,669	3,227
	Korn/Ferry International	81,417	3,210
*	MACOM Technology Solutions Holdings Inc.	71,507	3,190
	Mueller Industries Inc.	90,974	3,180
	Simpson Manufacturing Co. Inc.	64,791	3,177
	Watts Water Technologies Inc. Class A	44,909	3,108
	Albany International Corp.	53,083	3,047
*	Proto Labs Inc.	37,875	3,041
*	Plexus Corp.	54,077	3,033
	Universal Forest Products Inc.	30,656	3,009
*	ExlService Holdings Inc.	51,398	2,998
	EnPro Industries Inc.	35,902	2,891
	Greif Inc. Class A	47,941	2,806
*	JELD-WEN Holding Inc.	78,683	2,795
*	Harsco Corp.	133,522	2,791
	Forward Air Corp.	48,746	2,790
	Insperity Inc.	31,667	2,787
	Franklin Electric Co. Inc.	61,896	2,776
	Brady Corp. Class A	73,063	2,773
*	Atlas Air Worldwide Holdings Inc.	42,074	2,768
^	Covanta Holding Corp.	185,158	2,750
*	OSI Systems Inc.	29,815	2,724
^	Chicago Bridge & Iron Co. NV	161,656	2,716
	ESCO Technologies Inc.	44,674	2,678
	Otter Tail Corp.	59,295	2,570
	Mobile Mini Inc.	74,365	2,562
	Triton International Ltd.	76,424	2,543
	Methode Electronics Inc.	59,444	2,517
*	Integer Holdings Corp.	47,672	2,438
*,^ Ambarella Inc.		49,615	2,432
	AAON Inc.	70,405	2,427
	Standex International Corp.	22,796	2,421
*	Saia Inc.	38,272	2,398
	Badger Meter Inc.	48,740	2,388
*	FTI Consulting Inc.	67,258	2,386
	Apogee Enterprises Inc.	48,951	2,362
	Werner Enterprises Inc.	64,060	2,341
*	Hub Group Inc. Class A	54,467	2,339
	Altra Industrial Motion Corp.	48,506	2,333
*	Air Transport Services Group Inc.	94,983	2,312
	Comfort Systems USA Inc.	64,624	2,307
	Heartland Express Inc.	91,595	2,297
*	American Woodmark Corp.	23,675	2,279
*	SPX FLOW Inc.	59,085	2,278
	Triumph Group Inc.	75,590	2,249
	Federal Signal Corp.	102,155	2,174
*	Benchmark Electronics Inc.	63,083	2,154
*	TTM Technologies Inc.	139,361	2,142
*	Knowles Corp.	139,965	2,137
	Actuant Corp. Class A	83,283	2,132
	AAR Corp.	56,326	2,128
	Aircastle Ltd.	95,323	2,125

*	Cotiviti Holdings Inc.	58,920	2,120
	US Ecology Inc.	38,545	2,074
*	TriNet Group Inc.	61,351	2,063
	Alamo Group Inc.	19,167	2,058
	Raven Industries Inc.	62,669	2,030
	Greenbrier Cos. Inc.	42,148	2,029
	Astec Industries Inc.	36,101	2,022
*	Fabrinet	54,398	2,016
*	Novanta Inc.	46,068	2,009
*	Installed Building Products Inc.	30,883	2,001
*	Imperva Inc.	45,809	1,988
	AZZ Inc.	40,733	1,984
*	Boise Cascade Co.	56,420	1,969
*	Gardner Denver Holdings Inc.	71,242	1,961
	Kaman Corp.	35,096	1,958
	Matson Inc.	69,159	1,949
*	BMC Stock Holdings Inc.	90,860	1,940
*	Paylocity Holding Corp.	39,560	1,931
*	Aerovironment Inc.	35,615	1,927
	Wabash National Corp.	84,392	1,926
	Kadant Inc.	19,231	1,895
*	TriMas Corp.	69,729	1,883
*,^ Axon Enterprise Inc.		82,986	1,881
*	Patrick Industries Inc.	22,272	1,873
*	Tutor Perini Corp.	65,448	1,859
	Sun Hydraulics Corp.	34,371	1,856
*	Kratos Defense & Security Solutions Inc.	137,075	1,793
*	Manitowoc Co. Inc.	198,721	1,788
	Viad Corp.	28,806	1,754
	Cubic Corp.	34,014	1,735
*	KEMET Corp.	81,922	1,731
*	SPX Corp.	58,387	1,713
	Argan Inc.	25,471	1,713
	Tennant Co.	25,656	1,698
*,^ Evolent Health Inc. Class A		95,357	1,697
*	US Concrete Inc.	22,087	1,685
*	CBIZ Inc.	101,398	1,648
*	Cardtronics plc Class A	71,591	1,647
*	Inovalon Holdings Inc. Class A	93,657	1,597
*	Milacron Holdings Corp.	93,982	1,585
*	Veeco Instruments Inc.	73,781	1,579
	Primoris Services Corp.	53,239	1,566
	AVX Corp.	85,741	1,563
	H&E Equipment Services Inc.	53,419	1,560
	CIRCOR International Inc.	28,576	1,555
	ManTech International Corp.Class A	35,210	1,555
	Materion Corp.	35,892	1,549
	EVERTEC Inc.	96,531	1,530
	Multi-Color Corp.	18,593	1,524
	Marten Transport Ltd.	73,979	1,520
	General Cable Corp.	79,826	1,505
^	Schneider National Inc. Class B	59,181	1,497
*	Sykes Enterprises Inc.	50,755	1,480
	Quanex Building Products Corp.	64,137	1,472
	Sturm Ruger & Co. Inc.	28,457	1,471
	McGrath RentCorp	33,420	1,462
*	Gibraltar Industries Inc.	45,526	1,418

ArcBest Corp.	42,243	1,413
Griffon Corp.	63,572	1,411
* Lydall Inc.	24,569	1,408
* Continental Building Products Inc.	53,729	1,397
CTS Corp.	57,923	1,396
* GMS Inc.	39,103	1,384
* ICF International Inc.	25,585	1,380
* Advanced Disposal Services Inc.	54,672	1,377
* American Outdoor Brands Corp.	88,871	1,355
* MINDBODY Inc. Class A	52,078	1,346
* Casella Waste Systems Inc. Class A	70,664	1,328
Lindsay Corp.	14,325	1,316
* TrueBlue Inc.	58,464	1,313
Columbus McKinnon Corp.	34,423	1,304
HEICO Corp.	14,246	1,279
* Aegion Corp. Class A	54,077	1,259
* Huron Consulting Group Inc.	36,622	1,256
Schnitzer Steel Industries Inc.	44,622	1,256
Douglas Dynamics Inc.	31,160	1,228
MTS Systems Corp.	22,723	1,215
Encore Wire Corp.	27,105	1,214
NN Inc.	40,683	1,180
RR Donnelley & Sons Co.	111,755	1,151
* FARO Technologies Inc.	29,414	1,125
TeleTech Holdings Inc.	26,753	1,117
* Control4 Corp.	37,515	1,105
* Floor & Decor Holdings Inc. Class A	28,183	1,097
* PGT Innovations Inc.	72,570	1,085
* Donnelley Financial Solutions Inc.	49,942	1,077
* Navigant Consulting Inc.	62,345	1,055
Global Brass & Copper Holdings Inc.	30,597	1,034
Myers Industries Inc.	48,733	1,021
Gorman-Rupp Co.	30,523	994
Quad/Graphics Inc.	43,686	988
Ennis Inc.	49,590	974
Advanced Drainage Systems Inc.	47,560	963
* TimkenSteel Corp.	56,636	934
* Cross Country Healthcare Inc.	63,743	907
* Wesco Aircraft Holdings Inc.	96,247	905
Landauer Inc.	13,262	893
* Thermon Group Holdings Inc.	49,570	892
* Engility Holdings Inc.	25,480	884
* Atkore International Group Inc.	45,077	879
Cass Information Systems Inc.	13,746	872
Hyster-Yale Materials Handling Inc.	11,334	866
* Everi Holdings Inc.	112,366	853
Kelly Services Inc. Class A	33,916	851
* DXP Enterprises Inc.	26,909	847
* MYR Group Inc.	29,009	845
Essendant Inc.	63,746	840
* GP Strategies Corp.	26,686	823
Insteel Industries Inc.	31,294	817
LSC Communications Inc.	48,955	808
Daktronics Inc.	75,446	797
Park-Ohio Holdings Corp.	17,459	796
* RPX Corp.	59,132	785
* Astronics Corp.	26,099	776

*	CAI International Inc.	25,457	772
*	Electro Scientific Industries Inc.	54,917	764
*	NCI Building Systems Inc.	48,677	759
*	Bazaarvoice Inc.	153,177	758
	Barrett Business Services Inc.	13,251	749
*	PHH Corp.	51,889	723
*	Echo Global Logistics Inc.	37,995	716
	Kforce Inc.	34,650	700
*	Kimball Electronics Inc.	32,302	699
*	InnerWorkings Inc.	61,816	695
	Miller Industries Inc.	24,863	695
	Heidrick & Struggles International Inc.	32,628	690
	VSE Corp.	11,974	681
	Resources Connection Inc.	47,887	666
	REV Group Inc.	23,078	664
*	YRC Worldwide Inc.	47,890	661
*	Armstrong Flooring Inc.	41,626	656
	CRA International Inc.	15,889	652
*	Landec Corp.	50,064	648
*	Covenant Transportation Group Inc. Class A	22,256	645
	Mesa Laboratories Inc.	4,290	641
*	NV5 Global Inc.	11,458	626
*	Vicor Corp.	25,998	614
	American Railcar Industries Inc.	15,883	613
	Crawford & Co. Class B	50,256	601
*	International Seaways Inc.	30,047	592
*	Sterling Construction Co. Inc.	38,392	585
*	Ducommun Inc.	17,980	576
	Spartan Motors Inc.	51,015	564
	NACCO Industries Inc. Class A	6,425	551
	Powell Industries Inc.	18,373	551
*	Horizon Global Corp.	31,118	549
	Bel Fuse Inc. Class B	17,411	543
*	Vishay Precision Group Inc.	21,317	520
*	Franklin Covey Co.	25,548	519
*	Team Inc.	38,783	518
*,^ Energy Recovery Inc.		64,755	512
*	Daseke Inc.	38,216	499
*	Ply Gem Holdings Inc.	29,049	495
	NVE Corp.	6,264	495
	United States Lime & Minerals Inc.	5,754	483
	DMC Global Inc.	28,568	483
*	Heritage-Crystal Clean Inc.	21,897	476
	B. Riley Financial Inc.	27,128	463
	National Research Corp. Class A	12,087	456
*	Mistras Group Inc.	21,801	447
	Park Electrochemical Corp.	24,128	446
	Graham Corp.	20,885	435
*	Great Lakes Dredge & Dock Corp.	88,787	431
*	Era Group Inc.	38,339	429
	CECO Environmental Corp.	50,404	426
*	Layne Christensen Co.	33,593	422
	Eastern Co.	14,478	416
*	Hudson Technologies Inc.	51,897	405
*	Acacia Research Corp.	87,681	399
*	Northwest Pipe Co.	20,617	392
*	Information Services Group Inc.	95,182	383

*	LB Foster Co. Class A	16,557	377
*	Willdan Group Inc.	11,410	370
*	Roadrunner Transportation Systems Inc.	38,610	368
*	Astronics Corp. Class B	12,243	365
*	Commercial Vehicle Group Inc.	47,973	353
	Hardinge Inc.	22,957	351
*	Eagle Bulk Shipping Inc.	77,302	350
*,^ MicroVision Inc.		120,148	334
*	ARC Document Solutions Inc.	79,674	326
*	ServiceSource International Inc.	93,682	324
	Allied Motion Technologies Inc.	12,715	322
*	Energous Corp.	25,236	319
	Celadon Group Inc.	43,972	297
	FreightCar America Inc.	15,080	295
*,^ Maxwell Technologies Inc.		56,916	292
*	Blue Bird Corp.	14,008	289
	Hurco Cos. Inc.	6,859	285
*,^ Babcock & Wilcox Enterprises Inc.		84,033	280
*	Neff Corp. Class A	11,188	280
*	Foundation Building Materials Inc.	19,743	279
*	Iteris Inc.	41,607	277
*	Lawson Products Inc.	10,895	275
	LSI Industries Inc.	41,486	274
	Advanced Emissions Solutions Inc.	24,980	274
*	Ameresco Inc. Class A	34,415	268
*	Radiant Logistics Inc.	50,317	267
*	ModusLink Global Solutions Inc.	139,743	263
*	Intevac Inc.	30,977	262
*	Goldfield Corp.	41,144	259
*	Twin Disc Inc.	13,393	249
*	DHI Group Inc.	95,139	247
*	Nuvectra Corp.	18,420	244
	Omega Flex Inc.	3,378	243
*,^ CryoPort Inc.		24,496	241
*	Overseas Shipholding Group Inc. Class A	89,336	235
*	Sparton Corp.	9,923	230
*	PRGX Global Inc.	32,040	224
*	Hill International Inc.	46,939	223
*	American Superconductor Corp.	48,240	219
	Universal Logistics Holdings Inc.	10,160	208
*	CyberOptics Corp.	12,721	207
*	Orion Group Holdings Inc.	31,178	205
*,^ CUI Global Inc.		54,392	201
*	Houston Wire & Cable Co.	38,107	200
*	Planet Payment Inc.	46,090	198
*	PAM Transportation Services Inc.	8,158	195
*	StarTek Inc.	15,981	188
*,^ Aqua Metals Inc.		27,299	187
*	Manitex International Inc.	20,243	182
*,^ ClearSign Combustion Corp.		50,569	180
*,^ Asure Software Inc.		14,345	178
*,^ Arotech Corp.		40,657	171
	National Research Corp. Class B	3,096	167
*,^ Applied DNA Sciences Inc.		56,734	163
*	Willis Lease Finance Corp.	6,584	162
*	UFP Technologies Inc.	5,749	162
*,^ ExOne Co.		14,080	160

	Black Box Corp.	47,995	156
*	Gencor Industries Inc.	8,585	152
*	IES Holdings Inc.	8,711	151
*	BlueLinx Holdings Inc.	14,325	148
*,^ Huttig Building Products Inc.		20,400	144
	Global Water Resources Inc.	15,088	142
*	Ballantyne Strong Inc.	23,128	141
*	Universal Technical Institute Inc.	40,610	141
^	EnviroStar Inc.	5,000	138
*,^ Revolution Lighting Technologies Inc.		19,975	130
*	NAPCO Security Technologies Inc.	13,255	129
*	Echelon Corp.	26,683	125
*	Xerium Technologies Inc.	25,689	123
*	PFSweb Inc.	14,574	122
*,^ Forterra Inc.		26,195	118
*	USA Truck Inc.	8,258	116
*	Innovative Solutions & Support Inc.	31,038	113
*	Mattersight Corp.	38,893	109
*,^ Cenveo Inc.		30,439	107
*,^ Workhorse Group Inc.		37,915	105
*	Sharps Compliance Corp.	21,848	104
*	LightPath Technologies Inc. Class A	40,322	103
*	Broadwind Energy Inc.	31,113	101
*	CPI Aerostructures Inc.	9,722	91
*	UQM Technologies Inc.	78,403	90
*	Key Technology Inc.	4,289	81
	AMCON Distributing Co.	900	80
*	Lincoln Educational Services Corp.	30,118	75
*	eMagin Corp.	33,365	75
*	Ultralife Corp.	11,093	75
*	Fuel Tech Inc.	71,059	72
*	Hudson Global Inc.	48,253	70
*	Frequency Electronics Inc.	7,273	68
*	Perceptron, Inc.	8,400	66
*	IEC Electronics Corp.	13,361	66
*	Aspen Aerogels Inc.	13,412	58
*	Perma-Fix Environmental Services	15,311	58
	BG Staffing Inc.	3,327	55
*	Perma-Pipe International Holdings Inc.	5,595	47
	Richardson Electronics Ltd.	7,894	47
*	IntriCon Corp.	3,805	46
*	Air T Inc.	2,500	44
*	Transcat Inc.	3,018	41
	Bel Fuse Inc. Class A	1,377	37
*	AeroCentury Corp.	2,175	31
*	Synthesis Energy Systems Inc.	55,859	30
*	American Electric Technologies Inc.	17,847	29
*,^ Capstone Turbine Corp.		35,896	25
	Greif Inc. Class B	318	20
*	Orion Energy Systems Inc.	13,441	15
*	Turtle Beach Corp.	11,768	10
*,^ Digital Ally Inc.		3,600	9
*	Industrial Services of America Inc.	5,080	8
*	Odyssey Marine Exploration Inc.	1,433	6
*	Art's-Way Manufacturing Co. Inc.	2,253	5
	Ecology and Environment Inc.	450	5
*	Energy Focus Inc.	1,890	5

*,^ Rubicon Technology Inc.		609	5
*	Research Frontiers Inc.	4,224	5
*	Wireless Telecom Group Inc.	1,403	2
*	Sypris Solutions Inc.	1,594	2
*	ShotSpotter Inc.	128	2
*	AMREP Corp.	170	1
	Chicago Rivet & Machine Co.	28	1
*	ASV Holdings Inc.	100	1
*,2 CTPartners Executive Search Inc.		74,003	—
			5,535,210
Oil & Gas (5.7%)
	Exxon Mobil Corp.	6,780,382	555,856
	Chevron Corp.	3,031,509	356,202
	Schlumberger Ltd.	2,212,912	154,373
	ConocoPhillips	1,953,265	97,761
	EOG Resources Inc.	927,173	89,695
	Occidental Petroleum Corp.	1,227,314	78,806
	Phillips 66	697,121	63,863
	Halliburton Co.	1,327,018	61,083
	Kinder Morgan Inc.	3,041,849	58,343
	Valero Energy Corp.	707,637	54,438
	Marathon Petroleum Corp.	812,725	45,578
	Anadarko Petroleum Corp.	904,844	44,202
	Pioneer Natural Resources Co.	273,859	40,405
	Williams Cos. Inc.	1,328,117	39,857
*	Concho Resources Inc.	240,448	31,672
	Devon Energy Corp.	812,877	29,841
	Apache Corp.	618,483	28,327
	Baker Hughes a GE Co.	689,664	25,255
	Andeavor	238,627	24,614
	Hess Corp.	482,893	22,643
	Noble Energy Inc.	789,334	22,385
	National Oilwell Varco Inc.	607,692	21,713
	Cabot Oil & Gas Corp.	740,583	19,811
	Marathon Oil Corp.	1,359,296	18,432
	EQT Corp.	277,233	18,087
	Cimarex Energy Co.	152,062	17,285
	Targa Resources Corp.	344,061	16,274
*	Diamondback Energy Inc.	156,861	15,366
*	Cheniere Energy Inc.	323,035	14,549
	OGE Energy Corp.	319,228	11,502
	HollyFrontier Corp.	283,968	10,214
*	Parsley Energy Inc. Class A	374,491	9,864
*	Newfield Exploration Co.	318,831	9,460
*	Energen Corp.	155,655	8,511
^	Helmerich & Payne Inc.	156,369	8,148
*	Rice Energy Inc.	269,187	7,790
	Range Resources Corp.	396,127	7,752
*	WPX Energy Inc.	637,062	7,326
*	Weatherford International plc	1,578,765	7,231
*	RSP Permian Inc.	206,704	7,150
	Patterson-UTI Energy Inc.	339,668	7,113
*	Antero Resources Corp.	353,619	7,037
^	Core Laboratories NV	70,744	6,982
	Murphy Oil Corp.	262,602	6,975
*,^ Transocean Ltd.		635,657	6,840
*,^ Chesapeake Energy Corp.		1,400,663	6,023

*	Continental Resources Inc.	150,442	5,809
*	First Solar Inc.	125,358	5,751
*	PDC Energy Inc.	105,696	5,182
*	Southwestern Energy Co.	810,017	4,949
^	PBF Energy Inc. Class A	175,388	4,842
	Oceaneering International Inc.	157,314	4,133
*,^ Matador Resources Co.		140,954	3,827
*	Gulfport Energy Corp.	253,745	3,639
*	Callon Petroleum Co.	322,272	3,622
	Nabors Industries Ltd.	434,397	3,506
*	Oasis Petroleum Inc.	381,814	3,482
	SemGroup Corp. Class A	120,971	3,478
*	McDermott International Inc.	454,370	3,303
*	QEP Resources Inc.	384,477	3,295
*,^ Centennial Resource Development Inc. Class A		181,908	3,269
*	Laredo Petroleum Inc.	251,795	3,256
*	Whiting Petroleum Corp.	580,262	3,168
	SM Energy Co.	178,065	3,159
*	SRC Energy Inc.	317,249	3,068
	Delek US Holdings Inc.	114,538	3,062
	Pattern Energy Group Inc. Class A	119,406	2,878
^	Ensco plc Class A	480,042	2,866
^	RPC Inc.	113,518	2,814
*	C&J Energy Services Inc.	91,500	2,742
*	Ultra Petroleum Corp.	315,977	2,739
*	Dril-Quip Inc.	60,909	2,689
*	Rowan Cos. plc Class A	201,512	2,589
*	Superior Energy Services Inc.	240,447	2,568
*	MRC Global Inc.	144,285	2,524
*,^ Extraction Oil & Gas Inc.		159,397	2,453
*	NOW Inc.	169,971	2,347
*	Carrizo Oil & Gas Inc.	121,770	2,086
*	Oil States International Inc.	81,324	2,062
*	Chart Industries Inc.	49,196	1,930
*	Exterran Corp.	57,778	1,826
*	Noble Corp. plc	394,191	1,813
*	Unit Corp.	81,180	1,671
*	Forum Energy Technologies Inc.	102,100	1,623
*	Helix Energy Solutions Group Inc.	216,874	1,603
*	Halcon Resources Corp.	223,315	1,519
	Archrock Inc.	119,373	1,498
*,^ Diamond Offshore Drilling Inc.		100,021	1,450
*	Newpark Resources Inc.	140,449	1,404
*,^ Tidewater Inc.		46,734	1,359
*	SEACOR Holdings Inc.	29,227	1,348
	Green Plains Inc.	65,717	1,324
*	Par Pacific Holdings Inc.	57,959	1,206
*,^ Atwood Oceanics Inc.		124,174	1,166
*	Ring Energy Inc.	79,148	1,147
*,^ Tellurian Inc.		98,432	1,051
*	REX American Resources Corp.	10,341	970
*	SandRidge Energy Inc.	47,854	961
*,^ Plug Power Inc.		351,505	917
*	Stone Energy Corp.	31,518	916
*	Denbury Resources Inc.	674,960	904
*	Bonanza Creek Energy Inc.	27,076	893
*	Resolute Energy Corp.	29,097	864

*	Keane Group Inc.	50,539	843
*	Penn Virginia Corp.	21,009	840
*	Renewable Energy Group Inc.	63,669	774
	CVR Energy Inc.	28,828	747
*	Natural Gas Services Group Inc.	25,812	733
*	ProPetro Holding Corp.	49,356	708
*	Matrix Service Co.	43,932	668
*,^ California Resources Corp.		63,472	664
*,^ Jagged Peak Energy Inc.		47,859	654
*,^ Select Energy Services Inc. Class A		40,866	651
*,^ SunPower Corp. Class A		87,857	640
*	Basic Energy Services Inc.	31,444	607
*	Bill Barrett Corp.	126,299	542
*	Abraxas Petroleum Corp.	286,464	539
*,^ Sanchez Energy Corp.		109,642	528
	Panhandle Oil and Gas Inc. Class A	22,029	524
*	SEACOR Marine Holdings Inc.	33,347	522
*	Green Brick Partners Inc.	51,849	513
*	WildHorse Resource Development Corp.	37,367	498
*	TPI Composites Inc.	19,852	443
*,^ Flotek Industries Inc.		92,081	428
*	W&T Offshore Inc.	134,396	410
*	TETRA Technologies Inc.	142,717	408
	Adams Resources & Energy Inc.	9,699	402
*	Midstates Petroleum Co. Inc.	25,611	398
*	Trecora Resources	29,797	396
*,^ Dawson Geophysical Co.		85,916	389
*	Pacific Ethanol Inc.	65,334	363
*	Energy XXI Gulf Coast Inc.	34,799	360
	Gulf Island Fabrication Inc.	27,001	343
^	Bristow Group Inc.	36,663	343
*	NextDecade Corp.	33,329	336
*	Tesco Corp.	61,537	335
*	Geospace Technologies Corp.	17,933	320
*	Eclipse Resources Corp.	127,598	319
*	Earthstone Energy Inc. Class A	26,861	295
*,^ NCS Multistage Holdings Inc.		12,125	292
	Evolution Petroleum Corp.	40,190	289
*,^ Hornbeck Offshore Services Inc.		69,410	280
*	Pioneer Energy Services Corp.	107,421	274
*,^ Zion Oil & Gas Inc.		77,814	265
*	Solaris Oilfield Infrastructure Inc. Class A	15,052	262
*,^ CARBO Ceramics Inc.		29,631	256
*	Willbros Group Inc.	79,324	255
*	Parker Drilling Co.	229,846	253
*	Independence Contract Drilling Inc.	63,273	240
*	Contango Oil & Gas Co.	46,065	232
*	Mammoth Energy Services Inc.	12,998	219
*,^ Gastar Exploration Inc.		242,644	213
*	Smart Sand Inc.	28,837	195
*	SilverBow Resources Inc.	7,645	188
*,^ EP Energy Corp. Class A		56,584	184
*	Key Energy Services Inc.	13,940	184
*,^ Approach Resources Inc.		72,989	183
*	PHI Inc. (non-voting shares)	15,304	180
*,^ ION Geophysical Corp.		18,467	176
*,^ Comstock Resources Inc.		28,732	175

*	VAALCO Energy Inc.	180,669	148
*	Lilis Energy Inc.	31,927	143
*,^ Erin Energy Corp.		51,893	143
*	Isramco Inc.	1,224	142
*	Enphase Energy Inc.	90,916	138
*,^ Jones Energy Inc. Class A		70,075	135
*	Mitcham Industries Inc.	38,316	134
*	Lonestar Resources US Inc. Class A	33,222	117
*	PetroQuest Energy Inc.	46,985	108
*,^ FuelCell Energy Inc.		47,468	83
*,^ Amyris Inc.		22,189	71
*,^ Torchlight Energy Resources Inc.		56,117	70
*	Eco-Stim Energy Solutions Inc.	36,639	56
*,^ Northern Oil and Gas Inc.		53,921	49
^	EXCO Resources Inc.	35,657	48
*	Cobalt International Energy Inc.	24,389	35
*	Rex Energy Corp.	1,990	5
*,^ Bonanza Creek Energy Inc. Warrants Expire 04/28/2020		7,759	4
*	Stone Energy Corp. Warrants Expire 02/28/2021	725	3
*	PHI Inc. (voting shares)	229	3
*	Ideal Power Inc.	791	2
*	Aemetis Inc.	1,072	1
*,^ Yuma Energy Inc.		637	1
^,2 Harvest Natural Resources Inc.		27,025	—
			2,370,071
Other (0.0%)3
*,2 Dyax Corp CVR Expire 12/31/2019		266,416	533
*,2 Adolor Corp. Rights Exp. 07/01/2019		126,930	66
*,2 Chelsea Therapeutics International Ltd. CVR Exp.		288,407	31
*,2 Tobira Therapeutics CVR Exp. 12/31/2028		4,500	20
*,2 Ambit Biosciences Corp. CVR		29,736	18
*,2 Media General Inc. CVR Expire		175,133	7
*	Rave Restaurant Group Inc. Rights Exp.	39,164	5
*,2 Alexza Pharmaceuticals Inc. CVR		80,591	3
*,2 Durata Therapeutics Inc. CVR Expire 12/31/2018		800	1
*,2 Clinical Data CVR		29,879	—
*,^,2 Biosante Pharmaceutical Inc. CVR		156,953	—
			684
Technology (17.9%)
	Apple Inc.	7,446,412	1,147,641
	Microsoft Corp.	12,331,739	918,591
*	Facebook Inc. Class A	3,795,579	648,551
*	Alphabet Inc. Class A	471,908	459,506
*	Alphabet Inc. Class C	478,644	459,072
	Intel Corp.	7,519,399	286,339
	Cisco Systems Inc.	8,009,446	269,358
	Oracle Corp.	4,963,954	240,007
	International Business Machines Corp.	1,416,733	205,540
	Broadcom Ltd.	651,839	158,097
	NVIDIA Corp.	865,529	154,731
	Texas Instruments Inc.	1,587,991	142,348
	QUALCOMM Inc.	2,364,162	122,558
*	Adobe Systems Inc.	792,743	118,261
*	salesforce.com Inc.	1,086,855	101,534
	Applied Materials Inc.	1,717,101	89,444

	Cognizant Technology Solutions Corp. Class A	948,134	68,778
*	Micron Technology Inc.	1,697,492	66,762
	Intuit Inc.	391,705	55,677
	HP Inc.	2,711,751	54,127
	Analog Devices Inc.	591,208	50,944
	Lam Research Corp.	261,785	48,441
	Corning Inc.	1,459,077	43,656
	Western Digital Corp.	468,775	40,502
*	Autodesk Inc.	355,507	39,909
	DXC Technology Co.	458,295	39,358
	Hewlett Packard Enterprise Co.	2,636,711	38,786
*	Cerner Corp.	508,140	36,241
	Microchip Technology Inc.	376,148	33,771
*	ServiceNow Inc.	276,859	32,539
	Symantec Corp.	991,638	32,536
*	Red Hat Inc.	284,009	31,485
	Skyworks Solutions Inc.	294,797	30,040
	Xilinx Inc.	401,107	28,410
	KLA-Tencor Corp.	250,686	26,573
	Harris Corp.	195,929	25,800
*	Dell Technologies Inc. Class V	332,174	25,647
	Motorola Solutions Inc.	261,169	22,165
*	Workday Inc. Class A	209,602	22,090
	Maxim Integrated Products Inc.	451,830	21,557
*	Palo Alto Networks Inc.	139,856	20,153
*	Synopsys Inc.	240,389	19,359
	NetApp Inc.	433,493	18,970
*	Citrix Systems Inc.	233,950	17,972
*	Cadence Design Systems Inc.	447,222	17,652
*	Gartner Inc.	137,258	17,076
	Juniper Networks Inc.	611,073	17,006
*	ANSYS Inc.	136,764	16,785
	CA Inc.	501,239	16,731
	CDW Corp.	250,423	16,528
*	Advanced Micro Devices Inc.	1,284,925	16,383
*	Twitter Inc.	953,737	16,090
	Seagate Technology plc	466,305	15,467
*	Splunk Inc.	221,065	14,685
*	VeriSign Inc.	137,980	14,680
*	Arista Networks Inc.	76,859	14,573
	CDK Global Inc.	229,135	14,456
*	Qorvo Inc.	203,042	14,351
	Leidos Holdings Inc.	241,341	14,292
*	IAC/InterActiveCorp	120,315	14,147
*	Akamai Technologies Inc.	262,391	12,784
*	F5 Networks Inc.	103,485	12,476
*	ON Semiconductor Corp.	672,734	12,425
	Teradyne Inc.	317,977	11,857
*	Square Inc.	389,754	11,229
	SS&C Technologies Holdings Inc.	277,311	11,134
	Marvell Technology Group Ltd.	602,195	10,779
*	PTC Inc.	184,743	10,397
*	CommScope Holding Co. Inc.	308,378	10,241
*	Tyler Technologies Inc.	56,366	9,826
*	Microsemi Corp.	184,719	9,509
*,^ VMware Inc. Class A		86,610	9,457
	LogMeIn Inc.	84,235	9,270

*	Guidewire Software Inc.	118,421	9,220
*	Veeva Systems Inc. Class A	161,955	9,136
	Garmin Ltd.	165,411	8,927
*	Fortinet Inc.	238,900	8,562
*	Ultimate Software Group Inc.	45,141	8,559
*,^ Snap Inc.		579,411	8,425
	CSRA Inc.	261,064	8,425
*	ARRIS International plc	288,954	8,232
	MKS Instruments Inc.	86,491	8,169
*	athenahealth Inc.	63,710	7,923
*	Tableau Software Inc. Class A	103,406	7,744
	Brocade Communications Systems Inc.	646,337	7,724
*	Aspen Technology Inc.	120,075	7,542
	Cypress Semiconductor Corp.	501,140	7,527
*	GoDaddy Inc. Class A	169,294	7,366
*	NCR Corp.	195,897	7,350
*	Nuance Communications Inc.	459,884	7,229
	Fair Isaac Corp.	49,505	6,955
*	EPAM Systems Inc.	78,815	6,930
*	Medidata Solutions Inc.	88,602	6,916
*	Teradata Corp.	203,421	6,874
*	Cavium Inc.	103,171	6,803
	Blackbaud Inc.	76,928	6,754
*	Entegris Inc.	226,744	6,542
	Monolithic Power Systems Inc.	59,508	6,341
	SYNNEX Corp.	47,915	6,062
*	Proofpoint Inc.	66,357	5,788
*	Paycom Software Inc.	76,153	5,708
*,^ ViaSat Inc.		87,609	5,635
*	CACI International Inc. Class A	39,126	5,452
*	Cirrus Logic Inc.	102,149	5,447
*	Silicon Laboratories Inc.	67,921	5,427
	DST Systems Inc.	98,754	5,420
	j2 Global Inc.	73,356	5,420
*	Tech Data Corp.	60,961	5,416
*	Integrated Device Technology Inc.	202,534	5,383
*	Advanced Energy Industries Inc.	63,653	5,141
*	Lumentum Holdings Inc.	93,140	5,062
*	Ciena Corp.	225,958	4,964
*	Manhattan Associates Inc.	111,323	4,628
*	NetScout Systems Inc.	139,592	4,516
*	HubSpot Inc.	52,732	4,432
	Science Applications International Corp.	66,125	4,420
*	Cree Inc.	156,008	4,398
*	Zendesk Inc.	150,279	4,375
*	2U Inc.	77,866	4,364
*	ACI Worldwide Inc.	189,375	4,314
*,^ FireEye Inc.		256,526	4,302
*	Ellie Mae Inc.	51,791	4,254
*	Verint Systems Inc.	100,709	4,215
	Pitney Bowes Inc.	298,461	4,181
*	Allscripts Healthcare Solutions Inc.	291,559	4,149
*	Dycom Industries Inc.	47,879	4,112
	InterDigital Inc.	55,508	4,094
*	Semtech Corp.	105,436	3,959
*	Finisar Corp.	178,567	3,959
*	CommVault Systems Inc.	64,922	3,947

*	Mercury Systems Inc.	73,101	3,792
*	RingCentral Inc. Class A	89,912	3,754
*	RealPage Inc.	92,762	3,701
	TiVo Corp.	184,376	3,660
*	VeriFone Systems Inc.	178,816	3,626
*	EchoStar Corp. Class A	61,041	3,493
	Cabot Microelectronics Corp.	43,687	3,492
	Pegasystems Inc.	59,975	3,458
*	Viavi Solutions Inc.	364,472	3,448
	Brooks Automation Inc.	111,520	3,386
*	Cornerstone OnDemand Inc.	82,103	3,334
	Power Integrations Inc.	45,295	3,316
*	Envestnet Inc.	64,684	3,299
	Progress Software Corp.	84,916	3,241
	Cogent Communications Holdings Inc.	65,461	3,201
*	Electronics For Imaging Inc.	74,619	3,185
*	New Relic Inc.	59,743	2,975
*	Twilio Inc. Class A	94,211	2,812
*	Callidus Software Inc.	113,808	2,805
*	Insight Enterprises Inc.	59,483	2,731
*	Premier Inc. Class A	83,031	2,704
*	BroadSoft Inc.	51,676	2,599
^	Diebold Nixdorf Inc.	107,956	2,467
	Ebix Inc.	37,410	2,441
*	Nutanix Inc.	107,372	2,404
	CSG Systems International Inc.	59,476	2,385
*	NETGEAR Inc.	50,001	2,380
*	Qualys Inc.	45,760	2,370
*	Inphi Corp.	59,297	2,353
*	Pure Storage Inc. Class A	147,029	2,351
*	Rambus Inc.	176,019	2,350
*	Gigamon Inc.	55,456	2,337
*,^ 3D Systems Corp.		173,331	2,321
	Plantronics Inc.	52,479	2,321
*	Box Inc.	117,386	2,268
*,^ Ubiquiti Networks Inc.		40,162	2,250
*	MaxLinear Inc.	92,469	2,196
*	Synaptics Inc.	55,934	2,191
*	Bottomline Technologies de Inc.	68,605	2,184
*	Oclaro Inc.	248,405	2,144
*	Q2 Holdings Inc.	50,908	2,120
*	Extreme Networks Inc.	175,148	2,083
*	Infinera Corp.	234,100	2,076
*	FormFactor Inc.	121,731	2,051
	ADTRAN Inc.	83,175	1,996
*	Five9 Inc.	82,353	1,968
*	Diodes Inc.	65,240	1,953
*	Web.com Group Inc.	77,686	1,942
	Xperi Corp.	76,534	1,936
*	MicroStrategy Inc. Class A	14,982	1,913
	NIC Inc.	111,106	1,905
*	Blucora Inc.	75,094	1,900
*	ScanSource Inc.	43,045	1,879
*,^ Applied Optoelectronics Inc.		28,822	1,864
*	Coupa Software Inc.	58,314	1,816
*	ePlus Inc.	18,738	1,732
*	CEVA Inc.	39,074	1,672

*	Alarm.com Holdings Inc.	35,619	1,609
*,^ Acacia Communications Inc.		33,288	1,568
	West Corp.	66,748	1,567
*	SPS Commerce Inc.	27,120	1,538
*	Amkor Technology Inc.	144,714	1,527
*	Virtusa Corp.	39,598	1,496
*	Axcelis Technologies Inc.	53,543	1,464
*	CalAmp Corp.	61,680	1,434
*	Boingo Wireless Inc.	66,176	1,414
*	Barracuda Networks Inc.	55,318	1,340
*	Ultra Clean Holdings Inc.	43,676	1,337
*	Match Group Inc.	57,195	1,326
*	Vocera Communications Inc.	41,372	1,298
*	Quality Systems Inc.	81,310	1,279
*	Varonis Systems Inc.	30,380	1,273
*	LivePerson Inc.	92,235	1,250
*	Hortonworks Inc.	73,034	1,238
*	Cray Inc.	62,701	1,220
*	Super Micro Computer Inc.	54,952	1,214
	Cohu Inc.	49,927	1,190
*	PROS Holdings Inc.	48,887	1,180
*,^ Gogo Inc.		97,804	1,155
	Monotype Imaging Holdings Inc.	58,795	1,132
*	Lattice Semiconductor Corp.	216,458	1,128
*	IXYS Corp.	47,220	1,119
*	Rudolph Technologies Inc.	42,461	1,117
	Syntel Inc.	54,526	1,071
*,^ Benefitfocus Inc.		30,303	1,020
*,^ Impinj Inc.		24,372	1,014
*	Actua Corp.	65,468	1,002
*	Nanometrics Inc.	33,763	972
*	Silver Spring Networks Inc.	59,870	968
*	Agilysys Inc.	79,920	955
*	CommerceHub Inc.	44,205	944
*	Loral Space & Communications Inc.	18,879	935
*	Carbonite Inc.	42,409	933
*,^ Cloudera Inc.		55,933	930
*	Instructure Inc.	26,858	890
*	Perficient Inc.	44,839	882
	Forrester Research Inc.	20,617	863
*	Shutterstock Inc.	25,404	846
*	Appfolio Inc.	17,579	843
*	Endurance International Group Holdings Inc.	101,245	830
*	Photronics Inc.	92,344	817
*	Everbridge Inc.	30,855	815
*	Blackline Inc.	23,419	799
*	Apptio Inc. Class A	42,804	791
*	Ichor Holdings Ltd.	28,627	767
	Computer Programs & Systems Inc.	25,923	766
*	MuleSoft Inc. Class A	37,085	747
	Comtech Telecommunications Corp.	35,703	733
	Hackett Group Inc.	46,060	700
*	Workiva Inc.	33,434	697
*	Xcerra Corp.	70,672	696
*	A10 Networks Inc.	88,356	668
	American Software Inc. Class A	56,436	641
*	Unisys Corp.	74,757	635

*	Alpha & Omega Semiconductor Ltd.	38,404	633
*	CommerceHub Inc. Class A	27,517	621
	Concurrent Computer Corp.	101,972	612
*	PDF Solutions Inc.	39,141	606
	Systemax Inc.	22,524	595
*,^ Cision Ltd.		45,105	587
*	AXT Inc.	63,230	579
*	DSP Group Inc.	44,399	577
*	Okta Inc.	20,341	574
*	Internap Corp.	127,073	553
*	Vectrus Inc.	17,781	548
*	Limelight Networks Inc.	137,226	545
*	Synchronoss Technologies Inc.	58,199	543
*	Digi International Inc.	48,939	519
*	Mitek Systems Inc.	53,920	512
*	Sonus Networks Inc.	66,221	507
*	Rapid7 Inc.	28,688	505
*	Alteryx Inc. Class A	24,618	501
*	VASCO Data Security International Inc.	41,325	498
*	ChannelAdvisor Corp.	43,153	496
*,^ Digimarc Corp.		13,532	495
*	Calix Inc.	95,333	481
*	Brightcove Inc.	66,649	480
*	Quantenna Communications Inc.	28,180	474
*	KeyW Holding Corp.	61,974	472
*	Model N Inc.	31,237	467
*,^ Immersion Corp.		53,846	440
*	Harmonic Inc.	144,158	440
*	RigNet Inc.	25,367	436
*	WideOpenWest Inc.	28,650	432
*	USA Technologies Inc.	68,307	427
	PC Connection Inc.	14,666	413
*	Kopin Corp.	98,044	409
*	Tabula Rasa HealthCare Inc.	15,120	404
*	EMCORE Corp.	48,810	400
*	Exa Corp.	16,447	398
*	Meet Group Inc.	109,230	398
	QAD Inc. Class A	11,516	396
*	KVH Industries Inc.	32,929	394
*	Zix Corp.	74,356	364
*	Amber Road Inc.	46,627	358
*	Castlight Health Inc. Class B	80,906	348
*	Sigma Designs Inc.	51,457	324
*	Upland Software Inc.	14,949	316
*	MobileIron Inc.	83,765	310
*,^ VirnetX Holding Corp.		76,978	300
*,^ NeoPhotonics Corp.		52,999	295
*	Aware Inc.	63,367	295
*	Quantum Corp.	47,509	291
*	VOXX International Corp. Class A	33,559	287
*	Edgewater Technology Inc.	43,518	284
*	Amtech Systems Inc.	23,275	279
*	Presidio Inc.	19,615	278
*	Telenav Inc.	43,644	277
*	Computer Task Group Inc.	51,182	274
*	Ooma Inc.	25,510	269
*,^ Veritone Inc.		5,768	262

	Simulations Plus Inc.	16,404	254
*	Rosetta Stone Inc.	24,171	247
*,^ Datawatch Corp.		21,298	246
*,^ Park City Group Inc.		19,627	238
*,^ Appian Corp.		8,100	231
	Great Elm Capital Group Inc.	64,026	227
*,^ QuickLogic Corp.		126,374	212
*,^ TransEnterix Inc.		141,073	202
*	Pixelworks Inc.	41,291	194
*	GSI Technology Inc.	26,114	190
*	ID Systems Inc.	25,160	189
	Preformed Line Products Co.	2,778	187
*	LRAD Corp.	86,417	184
*	Telaria Inc.	40,215	175
*,^ Yext Inc.		12,833	170
*	BSQUARE Corp.	32,490	169
*	Adesto Technologies Corp.	20,931	164
*	iPass Inc.	247,832	164
	PC-Tel Inc.	25,151	158
*	Exela Technologies Inc.	30,646	150
*	Icad Inc.	33,876	150
*	Pendrell Corp.	21,573	147
*,^ SecureWorks Corp. Class A		11,685	144
*	Aviat Networks Inc.	8,128	139
*	eGain Corp.	49,776	134
*	Synacor Inc.	49,449	134
*	Clearfield Inc.	9,367	127
*	Aehr Test Systems	29,270	120
*	Evolving Systems Inc.	21,792	106
*	Inseego Corp.	68,373	103
	Tessco Technologies Inc.	8,092	101
	Network-1 Technologies Inc.	25,641	99
*	Fusion Telecommunications International Inc.	35,587	97
*	Seachange International Inc.	34,871	96
*	CVD Equipment Corp.	8,553	93
*	WidePoint Corp.	132,577	86
*	Radisys Corp.	60,975	84
*	PAR Technology Corp.	7,772	81
*,^ Neonode Inc.		63,023	81
*	Lantronix Inc.	32,077	78
*	Mastech Digital Inc.	5,931	76
*	Streamline Health Solutions Inc.	49,593	73
*	Atomera Inc.	18,445	72
*	Aerohive Networks Inc.	17,209	70
*	Support.com Inc.	26,681	63
*,^ Everspin Technologies Inc.		3,605	62
*	Data I/O Corp.	6,051	60
	CSP Inc.	5,391	59
*	Identiv Inc.	12,136	56
*	SITO Mobile Ltd.	7,348	52
*	GSE Systems Inc.	14,521	52
	RELM Wireless Corp.	13,400	48
*	inTEST Corp.	5,564	46
*	Airgain Inc.	4,820	44
	ClearOne Inc.	5,669	42
*	NetSol Technologies Inc.	9,891	35
*	Netlist Inc.	43,613	32

*	Intermolecular Inc.	25,996	27
*	Marin Software Inc.	14,050	25
*	ADDvantage Technologies Group Inc.	14,730	20
*	Resonant Inc.	4,421	20
*	DASAN Zhone Solutions Inc.	2,620	18
*	Inuvo Inc.	17,600	18
	QAD Inc. Class B	597	16
	TransAct Technologies Inc.	1,540	15
*	Numerex Corp. Class A	3,660	14
*	Westell Technologies Inc. Class A	4,583	14
*	Tintri Inc.	2,900	9
*	Key Tronic Corp.	850	6
*,2 Gerber Scientific Inc. CVR		53,384	6
	Communications Systems Inc.	1,077	5
*	Smith Micro Software Inc.	3,520	4
*	Determine Inc.	1,693	4
*	Ominto Inc.	700	3
	AstroNova Inc.	201	3
*	FalconStor Software Inc.	9,321	2
*	Ciber Inc.	161,456	2
*,^ ParkerVision Inc.		1,084	2
*	Majesco	342	2
*	ARC Group Worldwide Inc.	579	1
*	Sunworks Inc.	300	—
			7,490,452
Telecommunications (2.0%)
	AT&T Inc.	9,834,313	385,210
	Verizon Communications Inc.	6,534,983	323,416
*	T-Mobile US Inc.	464,914	28,667
*	Level 3 Communications Inc.	468,466	24,965
^	CenturyLink Inc.	877,482	16,584
*	Zayo Group Holdings Inc.	255,777	8,804
*	Sprint Corp.	957,025	7,446
	Telephone & Data Systems Inc.	156,459	4,364
	Shenandoah Telecommunications Co.	73,826	2,746
*	Vonage Holdings Corp.	321,872	2,620
*	Straight Path Communications Inc. Class B	11,634	2,102
	Consolidated Communications Holdings Inc.	109,330	2,086
*	8x8 Inc.	145,668	1,967
*	General Communication Inc. Class A	41,568	1,696
*	GTT Communications Inc.	47,232	1,495
	Cincinnati Bell Inc.	74,837	1,485
^	Frontier Communications Corp.	124,140	1,464
*	Iridium Communications Inc.	125,166	1,289
*,^ Globalstar Inc.		737,180	1,202
*	ORBCOMM Inc.	104,873	1,098
	ATN International Inc.	20,627	1,087
*	United States Cellular Corp.	27,165	962
	Spok Holdings Inc.	40,092	615
^	Windstream Holdings Inc.	334,024	591
*	pdvWireless Inc.	19,665	586
*	Lumos Networks Corp.	32,250	578
	IDT Corp. Class B	32,443	457
*	Alaska Communications Systems Group Inc.	174,817	397
*	HC2 Holdings Inc.	54,264	286
*	Intelsat SA	57,519	270
*	Hawaiian Telcom Holdco Inc.	6,486	193

* CPS Technologies Corp.	100	—
		826,728
Utilities (3.1%)
NextEra Energy Inc.	749,733	109,873
Duke Energy Corp.	1,111,363	93,266
Southern Co.	1,592,911	78,276
Dominion Energy Inc.	1,015,620	78,132
Exelon Corp.	1,488,733	56,081
PG&E Corp.	817,971	55,696
American Electric Power Co. Inc.	790,076	55,495
Sempra Energy	401,364	45,808
PPL Corp.	1,094,144	41,523
Edison International	524,685	40,490
Consolidated Edison Inc.	489,415	39,486
Xcel Energy Inc.	817,990	38,707
Public Service Enterprise Group Inc.	814,229	37,658
ONEOK Inc.	609,363	33,765
WEC Energy Group Inc.	509,286	31,973
DTE Energy Co.	289,581	31,089
Eversource Energy	506,567	30,617
American Water Works Co. Inc.	284,932	23,054
FirstEnergy Corp.	731,733	22,559
Ameren Corp.	388,003	22,442
Entergy Corp.	286,985	21,914
CMS Energy Corp.	455,154	21,083
CenterPoint Energy Inc.	692,303	20,222
Alliant Energy Corp.	363,964	15,130
Pinnacle West Capital Corp.	178,291	15,076
Atmos Energy Corp.	168,255	14,106
NiSource Inc.	519,402	13,291
UGI Corp.	276,572	12,960
NRG Energy Inc.	484,163	12,390
AES Corp.	1,054,598	11,622
Westar Energy Inc. Class A	227,142	11,266
SCANA Corp.	221,213	10,727
Great Plains Energy Inc.	344,665	10,443
Aqua America Inc.	284,125	9,430
Vectren Corp.	132,888	8,740
* Calpine Corp.	577,465	8,518
* Vistra Energy Corp.	454,621	8,497
National Fuel Gas Co.	127,908	7,241
IDACORP Inc.	80,551	7,083
WGL Holdings Inc.	81,861	6,893
Portland General Electric Co.	142,347	6,497
ALLETE Inc.	81,453	6,295
ONE Gas Inc.	83,869	6,176
Black Hills Corp.	85,484	5,887
New Jersey Resources Corp.	138,413	5,834
Hawaiian Electric Industries Inc.	174,100	5,810
Southwest Gas Holdings Inc.	71,279	5,533
Spire Inc.	73,413	5,480
Avista Corp.	103,068	5,336
PNM Resources Inc.	127,585	5,142
Avangrid Inc.	98,823	4,686
NorthWestern Corp.	77,505	4,413
South Jersey Industries Inc.	127,268	4,395
Ormat Technologies Inc.	63,765	3,893

	MGE Energy Inc.		55,620	3,593
	El Paso Electric Co.		64,819	3,581
	Northwest Natural Gas Co.		45,770	2,948
	California Water Service Group		77,193	2,945
	American States Water Co.		58,797	2,896
	Chesapeake Utilities Corp.		25,269	1,977
	SJW Group		32,441	1,836
*	TerraForm Power Inc. Class A		134,013	1,772
*	Dynegy Inc.		179,229	1,755
	Connecticut Water Service Inc.		23,273	1,380
	Unitil Corp.		20,247	1,001
	Middlesex Water Co.		22,801	895
	York Water Co.		18,866	639
*	Atlantic Power Corp.		253,252	620
*	Sunrun Inc.		110,350	612
*,^ Cadiz Inc.			39,801	505
	Artesian Resources Corp. Class A		10,544	399
	Genie Energy Ltd. Class B		41,816	274
	Spark Energy Inc. Class A		17,307	260
*	AquaVenture Holdings Ltd.		16,546	223
*	Pure Cycle Corp.		27,648	207
*	US Geothermal Inc.		45,031	180
*,^ Vivint Solar Inc.			40,695	138
				1,318,635
Total Common Stocks (Cost $23,204,773)				41,668,167
		Coupon
Temporary Cash Investments (0.7%)1
Money Market Fund (0.7%)
4,5 Vanguard Market Liquidity Fund		1.223%	2,805,761	280,632

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	0.976% – 1.023%	10/5/17	5,100	5,100
6	United States Treasury Bill	1.056%	11/24/17	500	499
6	United States Treasury Bill	1.107%	12/28/17	6,000	5,985
6	United States Treasury Bill	1.101%	2/22/18	2,000	1,991
	United States Treasury Bill	1.169%	3/22/18	5,100	5,072
					18,647
Total Temporary Cash Investments (Cost $299,255)					299,279
Total Investments (100.3%) (Cost $23,504,028)					41,967,446
Other Asset and Liabilities-Net (-0.3%)5					(109,282)
Net Assets (100%)					41,858,164

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $130,285,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 Security value determined using significant unobservable inputs.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $137,967,000 of collateral received for securities on loan.

6 Securities with a value of $7,579,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2017	1,338	168,327	2,742
E-mini Russell 2000 Index	December 2017	420	31,351	1,997
				4,739

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

Institutional Total Stock Market Index Fund

The following table summarizes the market value of the fund's investments as of September 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	41,665,833	5	2,329
Temporary Cash Investments	280,632	18,647	—
Futures Contracts—Assets[1]	568	—	—
Total	41,947,033	18,652	2,329
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At September 30, 2017, the cost of investment securities for tax purposes was $23,504,919,000. Net unrealized appreciation of investment securities for tax purposes was $18,462,527,000, consisting of unrealized gains of $19,373,599,000 on securities that had risen in value since their purchase and $911,072,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: November 21, 2017
VANGUARD INSTITUTIONAL INDEX FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: November 21, 2017

* By:/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548,
Incorporated by Reference.